                                                    Registration No. 333-16881
                                                             File No. 811-4797

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
Pre-Effective Amendment No.                                              [   ]
Post-Effective Amendment No. 14                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
      Amendment No. 25

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                  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
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              (Exact Name of Registrant as Specified in Charter)

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              6803 South Tucson Way, Centennial, Colorado 80112
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             (Address of Principal Executive Offices) (Zip Code)

(Registrant's Telephone Number, including Area Code):  (303) 768-3200

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                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.
          Two World Financial Center, 225 Liberty Street 11th Floor
                        New York, New York 10281-1008
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

   [   ]               immediately upon filing pursuant to paragraph (b)
   [X]  on February 28, 2007 pursuant to paragraph (b)
   [   ]               60 days after filing pursuant to paragraph (a)(1)
   [   ]                 on _______________ pursuant to paragraph (a)(1)
   [   ]               75 days after filing pursuant to paragraph (a)(2)
   [   ]     on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ]this  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Quest Capital Value Fund, Inc. SM

Prospectus dated February 28, 2007

                                               Oppenheimer Quest Capital
                                               Value Fund, Inc. is a mutual
                                               fund that seeks capital
                                               appreciation. It invests
                                               mainly in common stocks, and
                                               other equity securities
                                               believed to be undervalued in
                                               the marketplace.

                                                    This prospectus contains
                                               important information about the
                                               Fund's objective, and its
                                               investment policies, strategies
                                               and risks. It also contains
                                               important information about how
                                               to buy and sell shares of the
                                               Fund and other account features.
As with all mutual funds, the Securities       Please read this prospectus
and Exchange Commission has not approved       carefully before you invest and
or disapproved the Fund's securities nor       keep it for future reference
has it determined that this prospectus is      about your account.
accurate or complete. It is a criminal
offense to represent otherwise.

                                                       [logo] OppenheimerFunds
                                                       The Right Way to Invest

CONTENTS

               ABOUT THE FUND

               The Fund's Investment Objective and Principal Investment Strategies

               Main Risks of Investing in the Fund

               The Fund's Past Performance

               Fees and Expenses of the Fund

               About the Fund's Investments

               How the Fund is Managed

               ABOUT YOUR ACCOUNT

               How to Buy Shares
               Class A Shares
               Class B Shares
               Class C Shares
               Class N Shares

               Special Investor Services
               AccountLink
               PhoneLink
               OppenheimerFunds Internet Website
               Retirement Plans

               How to Sell Shares
               By Mail
               By Telephone

               How to Exchange Shares

               Shareholder Account Rules and Policies

               Dividends, Capital Gains and Taxes

               Financial Highlights

ABOUT  THE  FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

     WHAT DOES THE FUND  MAINLY  INVEST  IN? The Fund  invests  mainly in common stocks of U.S.  issuers that the portfolio  manager  believes are undervalued in the  marketplace.  The  Fund may  invest  in other  equity  securities,  such as preferred stocks,  warrants and debt securities  convertible into common stocks.
These  investments are more fully  explained in "About the Fund's  Investments,"
below.

     HOW DOES THE PORTFOLIO  MANAGER  DECIDE WHAT  SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Fund's portfolio manager, who is employed by the Sub-Adviser,  Oppenheimer Capital LLC (the "Sub-Adviser"), uses a "value"
approach  to  investing.  The  portfolio  manager  searches  for  securities  of companies believed to be undervalued in the marketplace,  in relation to factors such as a company's  assets,  earnings,  growth  potential and cash flows.  This process and the  inter-relationship of the factors used may change over time and its  implementation  may vary in  particular  cases.  Currently,  the  selection process includes the following techniques:

     o A "bottom up" analytical approach using fundamental  research to evaluate particular issuers before considering industry trends,  evaluating each issuer's characteristics, financial results and management.

     o A search for  securities  of  companies  believed to be  undervalued  and having a high return on capital,  strong  management  committed  to  shareholder value, and positive cash flows.

     o Ongoing monitoring of issuers for fundamental changes in the company that might alter the portfolio manager's initial  expectations about the security and might result in a decision to sell the security.

     WHO IS THE FUND DESIGNED  FOR? The Fund is designed for  investors  seeking capital  appreciation  over the long term.  Those investors should be willing to assume the risks of short-term share price  fluctuations  that are typical for a fund emphasizing investments in equity securities.  Since the Fund does not seek income and its income from  investments will likely be small, it is not designed for investors needing current income or preservation of capital.  Because of its focus on  long-term  growth,  the Fund may be  appropriate  for a  portion  of a retirement plan investment. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All investments have risks to some degree. The Fund's investments in stocks and bonds are  subject  to  changes  in their  value  from a number of  factors, described  below.  There is also the risk that poor  security  selection  by the
Sub-Adviser  will cause the Fund to  underperform  other funds  having a similar objective.  As an example, the portfolio manager's "value" approach to investing could result in fewer Fund  investments  in stocks that become  highly valued by the marketplace during times of rapid market advances. This could cause the Fund to  underperform  other funds that seek capital  appreciation  but that employ a growth or non-value approach to investing.

     RISKS OF  INVESTING  IN  STOCKS.  Stocks  fluctuate  in  price,  and  their short-term  volatility at times may be great. Because the Fund currently focuses on investments in equity  securities,  the value of the Fund's portfolio will be affected by changes in the stock markets.  The Fund's net asset values per share will  fluctuate  as the  values of the Fund's  portfolio  securities  change.  A variety of factors can affect the price of a particular  stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.  The Fund does not limit its  investments  to issuers in a  particular market  capitalization  range or ranges.  The stock prices of large-cap  issuers tend to be less volatile  than the prices of mid-cap and small-cap  companies in the short term, but these companies may not afford the same growth opportunities as mid-cap and small-cap companies.

     RISKS OF  SMALL-CAP  AND MID-CAP  STOCKS.  The Fund may invest in stocks of small- or medium-size  companies  ("small-cap" or "mid-cap"  stocks).  Small-cap companies  are often newer  companies  that may have  limited  product  lines or markets for their products, limited access to financial resources and less depth in  management  skill than larger,  more  established  companies.  It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

     Mid-cap stocks tend to be more sensitive to changes in an issuer's earnings expectations  than the stocks of larger  companies.  While  small-  and  mid-cap stocks may offer greater  opportunities for long-term capital  appreciation than the stocks of larger, more established companies, they also involve greater risk of loss and price  fluctuation.  Since  small- and mid-cap  companies  typically reinvest a high  proportion of earnings in their own  businesses,  they may lack the  dividend-yield  that could help  cushion  their total return in a declining market.  Many small- and mid-cap stocks are traded in  over-the-counter  markets and tend to have lower  trading  volumes than large  capitalization  securities.
Therefore, they may be less liquid than stocks of larger exchange-traded issuers and the Fund could have greater  difficulty  selling a security at an acceptable price, especially in periods of market volatility.

     RISKS OF FOREIGN  INVESTING.  The Fund can buy  securities  of companies in developed  and  underdeveloped  countries.  While  the Fund has no limits on the amounts  it can invest in foreign  securities,  currently  it does not intend to invest  more than 25% of its net assets in  securities  of issuers in any single foreign  country or more than 5% of its net assets in  companies  or  government issuers in emerging market countries.

     While foreign securities may offer special investment opportunities,  there are also special risks.  The change in value of a foreign  currency  against the
U.S.  dollar  will  result in a change in the U.S.  dollar  value of  securities denominated  in that foreign  currency.  Foreign  issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

     The value of  foreign  investments  may be  affected  by  exchange  control regulations,  expropriation or  nationalization  of a company's assets,  foreign taxes, delays in settlement of transactions,  changes in governmental,  economic or  monetary  policy in the U.S.  or abroad,  or other  political  and  economic factors.  These risks could cause the prices of foreign stocks to fall and could therefore depress the Fund's share price.

     Additionally,  if a fund  invests a  significant  amount  of its  assets in foreign securities,  it might expose the fund to "time-zone  arbitrage" attempts by investors  seeking to take  advantage of the  differences in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of The New York Stock  Exchange  that day, when the Fund's net asset value is calculated.  If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing"
to  adjust  the  closing  market  prices of  foreign  securities  under  certain circumstances,  to reflect  what the Manager  and the Board  believe to be their fair value may help deter those activities.

     HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the  overall  risk  profile of the Fund,  and can affect the value of the Fund's investments,  its investment  performance  and its prices per share.  Particular investments and investment  strategies  have risks.  The Fund is also subject to the risk that the stocks the  Sub-Adviser  selects will  underperform  the stock market, the relevant indices or other funds with similar  investment  objectives and  strategies.  These risks mean that you can lose money by  investing  in the
Fund. When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no assurance  that the Fund will achieve its investment objective.

     In the short term, the stock markets can be volatile,  and the price of the
Fund's shares can go up and down substantially.  The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the  OppenheimerFunds  spectrum,  the Fund is generally more conservative  than  aggressive  growth stock funds,  but has greater  risks than funds  that  invest  in  both  stocks  and  bonds  or in  investment-grade  debt securities.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing  changes in the Fund's  performance  for its Class A shares from year to year for the last 10 calendar  years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a  broad-based  market index.  The  after-tax  returns for the other classes of shares will vary.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In  certain  cases,  the  figure  representing  "Return  After  Taxes on
Distributions  and Sale of Fund  Shares"  may be higher  than the  other  return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption and  translates  into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns may differ from those shown,  depending on your  individual  tax  situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares
through   tax-deferred   arrangements  such  as  401(k)  plans  or  IRAs  or  to
institutional   investors  not  subject  to  tax.  The  Fund's  past  investment performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

Annual  Total  Returns  (Class A) (as of 12/31 each year) [See  appendix to prospectus for data in bar chart showing the annual total returns]

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     Returns  including  periods  prior to 3/3/97 have been  adjusted to reflect expenses  in effect as of that  date,  because  the Fund's  Class A shares  were previously "capital" shares of the Fund that bore no expenses while the Fund was a closed-end investment company.

     For the period from 1/1/06 through  12/31/06,  the cumulative return before taxes for Class A shares was 13.56%.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized) before taxes for a calendar quarter was 19.34% (4th Qtr `98) and the lowest return (not  annualized)  before taxes for a calendar quarter was -14.38%
(3rd Qtr `01).

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Average Annual Total Returns                                           10 Years
for    the    periods    ended                                       (or life of
December 31, 2006                  1 Year           5 Years        class, if less)

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Class  A   Shares   (inception

2/13/87)                            7.03%            8.40%              9.52%
  Return Before Taxes               5.37%            7.35%              6.54%
  Return After Taxes on
  Distributions                     5.61%            6.98%              6.72%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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S&P 500 Index (reflects no
deduction for fees, expenses

or taxes)                          15.78%            6.19%             8.42%(1)

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Class  B   Shares   (inception      7.58%            8.47%            10.03%(2)

3/3/97)
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Class  C   Shares   (inception     11.56%            8.77%             9.65%(2)

3/3/97)
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Class  N   Shares   (inception     12.05%            9.29%             7.94%(3)

3/1/01)
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(1) From 12/31/95
(2) From 02/28/97
(3) From 02/28/01

     The Fund commenced operations on 2/13/87 as a closed-end investment company with two classes of shares,  income shares and capital  shares.  Capital  shares were  entitled to all gains and losses but bore no expenses.  Income shares bore all of the Fund's  operating  expenses.  The Fund redeemed its income shares and converted to an open-end fund on 3/3/97.  The capital shares were  designated as
Class A shares, which bear their allocable share of Fund expenses.

     The Fund's average annual total returns in the table include the applicable sales charges:  for Class A, the current  maximum initial sales charge of 5.75%;
for  Class B, the  contingent  deferred  sales  charges  of 5%  (1-year)  and 2%
(5-year);  and for Class C and Class N, the 1% contingent  deferred sales charge for the  1-year  period.  Because  Class B shares  convert  to Class A shares 72 months after purchase, Class B "life-of-class"  performance does not include any contingent  deferred  sales charge and uses Class A  performance  for the period after conversion.  Returns for Class A reflect the historical performance of the
Fund's previous  capital shares as adjusted for the fees and expenses of Class A in effect on 3/3/97  (without  giving  effect to any fee  waivers).  Returns for periods from 3/3/97 to 2/28/99 are net of the  Manager's  waiver of certain fees and the Distributor's waiver of certain distribution fees.

     The returns  measure the  performance of a hypothetical  account and assume that all  dividends  and capital  gains  distributions  have been  reinvested in additional  shares.  The  performance  of the Fund's  shares is  compared to the
S&P  500  Index,  an  unmanaged  index  of  equity  securities.   The  index
performance  includes  reinvestment  of income but does not reflect  transaction costs,  fees,  expenses or taxes. The Fund's  investments vary from those in the index.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the Fund's assets to calculate  the Fund's net asset values per share.  All shareholders  therefore pay those expenses  indirectly.  Shareholders  pay other transaction  expenses  directly,  such as sales  charges.  The numbers below are based on the Fund's expenses during its fiscal year ended October 31, 2006.

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Shareholder Fees (charges paid directly from your investment):
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                            Class A     Class B     Class C     Class N
                            Shares      Shares      Shares      Shares
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Maximum Sales Charge         5.75%       None        None        None
(Load) on purchases (as
% of offering price)
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Maximum Deferred Sales
Charge (Load) (as % of
the lower of the            None(1)      5%(2)       1%(3)       1%(4)
original offering price
or redemption proceeds)
--------------------------------------------------------------------------

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
------------------------------------------------------------------------
------------------------------------------------------------------------
                           Class A    Class B    Class C     Class N
                             Shares     Shares   Shares        Shares
------------------------------------------------------------------------
------------------------------------------------------------------------

Management Fees              0.84%      0.84%       0.84%      0.84%

------------------------------------------------------------------------
------------------------------------------------------------------------
Distribution and/or          0.23%      1.00%       1.00%      0.50%
Service (12b-1) Fees
------------------------------------------------------------------------
------------------------------------------------------------------------

Other Expenses               0.22%      0.35%       0.33%      0.56%

------------------------------------------------------------------------
------------------------------------------------------------------------

Total Annual Operating       1.29%      2.19%       2.17%      1.90%
Expenses

------------------------------------------------------------------------

     Expenses may vary in future  years.  The "Other  Expenses" in the table are based on, among other things,  the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary  undertaking  to the
Fund to limit  these fees to 0.35% of average  daily net assets per fiscal  year for all classes. That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as
percentages of daily net assets were 0.38% and 1.72% for Class N.

     The Fund also  receives  certain  credits from the Fund's  custodian  that, during the fiscal year,  reduced its custodial  expenses for all share  classes.
After these  credits,  the actual "Other  Expenses" and "Total Annual  Operating
Expenses"  as  percentages  of average  daily net assets was 0.21% and 1.28% for
Class A. The expenses of the other share classes were not affected by either the waiver or the credits.

     Effective  January  1,  2003,  the Board  voluntarily  reduced  the Class A asset-based  sales charge to zero,  resulting in a 12b-1 fee of 0.25%. The Board of Directors can set the rate of the asset-based  sales charge on Class A shares up to 0.25% of average annual net assets.

     1.  A  contingent  deferred  sales  charge  may  apply  to  redemptions  of investments  of $1  million  or  more  ($500,000  for  certain  retirement  plan accounts) of Class A shares. See "How to Buy Shares" for details.

     2. Applies to  redemptions  in first year after  purchase.  The  contingent deferred sales charge gradually  declines from 5% to 1% in years one through six and is eliminated  after that. 3. Applies to shares redeemed within 12 months of purchase.  4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

     EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:  1 Year         3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares           $700           $963          $1,246        $2,051

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares           $724           $993          $1,387        $2,105(1)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares           $322           $686          $1,177        $2,530

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares           $295           $603          $1,036        $2,243

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not        1 Year         3 Years       5 Years       10 Years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares           $700           $963          $1,246        $2,051

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares           $224           $693          $1,187        $2,105(1)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares           $222           $686          $1,177        $2,530

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares           $195           $603          $1,036        $2,243

--------------------------------------------------------------------------------

     In the first example, expenses include the initial sales charge for Class A and the  applicable  Class B,  Class C and  Class N  contingent  deferred  sales charges.  In the second example,  the Class A expenses include the sales charge, but Class B, Class C and Class N expenses  do not  include  contingent  deferred sales charges.

     1. Class B expenses  for years 7 through 10 are based on Class A  expenses, since  Class B shares  automatically  convert to Class A shares 72 months  after purchase.

About the Fund's Investments

     THE FUND'S PRINCIPAL  INVESTMENT  POLICIES AND RISKS. The allocation of the
Fund's  portfolio among the different  types of investments  will vary over time based upon the  evaluation of economic and market trends.  The Fund's  portfolio might not always  include all of the different  types of  investments  described
below.   The  Statement  of  Additional   Information   contains  more  detailed
information about the Fund's investment policies and risks.

     The Fund's investment manager, OppenheimerFunds, Inc., (the "Manager"), has engaged the Sub-Adviser,  Oppenheimer  Capital LLC, to select securities for the
Fund's portfolio. The Sub-Adviser tries to reduce risks by carefully researching securities  before they are purchased.  The Fund attempts to reduce its exposure to market  risks by  diversifying  its  investments,  that is, by not  holding a substantial  amount of stock of any one company and by not investing too great a percentage  of the Fund's  assets in any one  company.  Also,  the Fund does not concentrate 25% or more of its total assets in investments in any one industry.

     However,  changes in the overall market prices of securities and the income they pay can occur at any time.  The share price of the Fund will  change  daily based on changes in market prices of securities  and market  conditions,  and in response to other economic events.

     Stock  Investments.  The Fund  invests  mainly in common  stocks  and other equity securities to seek capital appreciation. They can be securities issued by domestic  or  foreign  companies.  While the Fund can  invest in  securities  of issuers  of  small,  medium  or large  market  capitalization,  the  Sub-Adviser currently focuses investments on mid-size companies and larger.

     At times, the Fund may increase the relative emphasis of its investments in the  securities  of  issuers  in a  particular  industry,  or  of  a  particular capitalization  or a range of  capitalizations,  depending on the  Sub-Adviser's judgment about market and economic conditions. Stocks of issuers in a particular
industry  may  be  affected  by  changes  in  economic  conditions,   government
regulations,  availability  of basic  resources or other events that affect that industry  more than others.  To the extent that the Fund  increases the relative emphasis of its  investments  in a  particular  industry,  its share prices will fluctuate in response to events affecting that industry.

     Foreign Investing. The Fund can buy foreign securities that are listed on a
domestic   or  foreign   stock   exchange,   traded  in   domestic   or  foreign
over-the-counter  markets,  or  represented by American  Depository  Receipts or other  similar  receipts.  The Fund may invest to a limited  degree in  emerging markets,  which  have  greater  risks  than  developed  countries,  such as less developed trading markets and possibly less liquidity,  unstable governments and economies,  and greater risks of  nationalization  and  restrictions  on foreign
ownership,   making  these   investments   more   volatile  than  other  foreign
investments.  The risks  could  cause the prices of  foreign  stocks to fall and could  therefore  depress the Fund's  share  prices.  The Fund will hold foreign currency only in connection with buying and selling foreign securities.

     CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board
of Directors can change non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective  is a  fundamental  policy.  Other  investment  restrictions  that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this prospectus or the Statement of
Additional Information says that it is.

     OTHER INVESTMENT STRATEGIES.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Sub-Adviser might not always use all of them. These  techniques have certain risks,  although some are designed to help reduce overall investment or market risks.

     Debt Securities. The Fund can also invest in debt securities,  such as U.S.
government  securities and domestic and foreign  corporate and government  bonds and debentures. Short-term debt securities can be selected for liquidity pending the purchase of other investments or to have cash to pay for redemptions of Fund shares.

     The debt  securities  the Fund buys may be rated by  nationally  recognized rating  organizations or they may be unrated  securities  assigned an equivalent credit rating by the  Sub-Adviser.  The Fund's  investments in debt  securities, including convertible debt securities, can be above or below investment grade in credit quality.  The Fund is not required to sell a security if its rating falls after the Fund buys it. However,  the Sub-Adviser will monitor those investments to determine whether the Fund should continue to hold them.  Rating  definitions of national  rating  agencies are  described  in Appendix A to the  Statement of
Additional Information.

     o Credit Risk. Debt  securities are subject to credit risk.  Credit risk is the risk that the issuer of a security  might not make  interest  and  principal payments  on the  security  as they  become  due.  If the  issuer  fails  to pay interest,  the Fund's income might be reduced,  and if the issuer fails to repay principal,  the value of that bond and of the Fund's shares might be reduced.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

     o Interest Rate Risk.  The values of debt  securities are subject to change when prevailing  interest rates change. When prevailing interest rates fall, the values  of  already-issued  debt  securities  generally  rise.  When  prevailing interest  rates rise, the values of  already-issued  debt  securities  generally fall. The magnitude of these  fluctuations will often be greater for longer-term debt securities than for shorter-term  debt securities.  The Fund's share prices can go up or down  when  interest  rates  change  because  of the  effect of the changes in the value of the Fund's investments in debt securities.

     o Special Credit Risks of Lower-Grade  Securities.  All debt securities are subject to some degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal  payments on a security as they become due.
The Fund can invest up to 25% of its assets in "lower-grade" securities commonly known as "junk  bonds."  These are debt  securities  rated  lower  than "Baa" by
Moody's  Investors  Service,  Inc. or "BBB" by  Standard  &  Poor's  Ratings
Service or that have comparable ratings from another rating organization or that are unrated securities assigned a comparable rating by the Sub-Adviser.

     Higher yielding lower-grade bonds,  whether rated or unrated,  have greater risks than investment  grade  securities.  They may be subject to greater market fluctuations  and risk of loss of income and  principal  than  investment  grade securities.  There may be less of a market  for them and  therefore  they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's  earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Fund's net asset value per share may be affected by declines in value of these securities.

     Other Equity  Securities.  While the Fund emphasizes  investments in common stocks,  it can also buy preferred stocks,  warrants and securities  convertible into  common  stock.  Convertible  securities  can be  considered  to be "equity equivalents"  because of the  conversion  feature and in that case their  credit rating has less impact on the Sub-Adviser's investment decision than in the case of other debt securities.

     Money Market Instruments.  For liquidity purposes, the Fund can also invest in "money market  instruments."  These include U.S.  government  securities  and high-quality  corporate debt securities having a remaining  maturity of one year or less. They also include  commercial  paper,  other short-term  corporate debt obligations,  certificates  of  deposit,  bankers'  acceptances  and  repurchase agreements.

     Investing in Small, Unseasoned Companies. The Fund can invest without limit in securities of small, unseasoned companies. These are companies that have been in continuous  operation for less than three years,  counting the  operations of any predecessors.  These securities may have limited liquidity, which means that the Fund could have difficulty selling them at an acceptable price when it wants
to. The prices of these securities may be very volatile, especially in the short term.

     Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.
The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional  purchasers may not be subject to that limit. The Manager and Sub-Adviser  monitor holdings of illiquid securities on an ongoing  basis to  determine  whether  to sell any  holdings  to  maintain adequate liquidity.

     Hedging.  The Fund can buy and sell  certain  kinds of  futures  contracts, forward  contracts,  and put and call  options.  These  are all  referred  to as
"hedging instruments." In the broadest sense, hedging instruments the Fund might use may be considered  "derivative  investments." In general terms, a derivative investment is an investment contract whose value depends on (or is derived from)
the value of an  underlying  asset,  interest  rate or index.  The Fund does not currently use hedging extensively or for speculative  purposes. It has limits on its use of hedging  instruments  and is not  required to use them in seeking its investment objective.

     Some of these  strategies  would hedge the Fund's  portfolio  against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

     Hedging involves risk. If the portfolio  manager used a hedging  instrument at the wrong time or judged market  conditions  incorrectly,  the hedge might be unsuccessful and the strategy could reduce the Fund's returns. The Fund may also experience  losses if the prices of its hedging  instruments were not correlated with its other investments or if it could not close out a position because of an illiquid market.

     Portfolio Turnover. A change in the securities held by the Fund is known as
"portfolio  turnover." The Fund does not expect to engage in active and frequent trading to try to achieve its objective.  Portfolio turnover increases brokerage costs the Fund pays.  Increased  portfolio turnover creates higher brokerage and transaction  costs  for the  Fund  (and  may  reduce  performance).  If the Fund realizes  capital  gains  when  it  sells  its  portfolio  investments,  it must generally  pay  those  gains  out  to  shareholders,  increasing  their  taxable distributions.  The  Financial  Highlights  table at the end of this  prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

     Temporary  Defensive  and  Interim  Investments.  In  times of  adverse  or unstable  market,  economic or political  conditions,  the Fund can invest up to
100% of its assets in temporary defensive investments that are inconsistent with
the  Fund's  principal   investment   strategies.   Generally,   they  would  be
high-quality,  short-term  money  market  instruments,  such as U.S.  government
securities,   highly  rated   commercial   paper,   short-term   corporate  debt
obligations,  bank deposits or repurchase  agreements.  The Fund could also hold these types of  securities  pending the  investment of proceeds from the sale of
Fund shares or portfolio  securities or to meet anticipated  redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

     Loans of  Portfolio  Securities.  The Fund has  entered  into a  Securities
Lending  Agreement  with  JP  Morgan  Chase.  Under  that  agreement   portfolio
securities  of the Fund may be loaned to brokers,  dealers  and other  financial institutions.  The  Securities  Lending  Agreement  provides  that loans must be adequately  collateralized  and may be made only in  conformity  with the Fund's
Securities  Lending  Guidelines,  adopted by the Fund's Board of Directors.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  under Form N-Q,  which are filed with the  Securities  and Exchange
Commission  (the  "SEC") no later  than 60 days after the close of the first and third fiscal quarters. These required filings are publicly available at the SEC.
Therefore,  portfolio  holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund Is Managed

     THE  MANAGER.  The Manager  supervises  the Fund's  investment  program and handles its day-to-day business.  The Manager carries out its duties, subject to the policies  established by the Fund's Board of Directors,  under an investment advisory  agreement  that states the Manager's  responsibilities.  The agreement sets the fees paid by the Fund to the Manager and  describes  the expenses  that the Fund pays to conduct its business.  The Manager became the Fund's investment adviser on February 28, 1997.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $235 billion in assets as of December  31, 2006,  including  other  Oppenheimer  funds with more than 6 million  shareholder  accounts.  The  Manager is located at Two World  Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

     Portfolio Manager. The Fund's portfolio is managed by Louis Goldstein.  Mr.
Goldstein is the Fund's lead portfolio manager and has been the person primarily responsible  for the  day-to-day  management  of the  Fund's  investments  since
February 1999.

     Mr.  Goldstein  is Managing  Director of the  Sub-Adviser  and is Portfolio
Manager/Analyst for Oppenheimer  Capital's All Cap Equity, All Cap Value and Mid
Cap Value strategies. He also heads the Small/Mid Cap Value/Core team. He joined
Oppenheimer Capital in 1991.

     The Statement of Additional  Information  provides  additional  information about the Portfolio  Manager's  compensation,  other accounts he manages and his ownership of Fund shares.

     Advisory Fees.  Under the investment  advisory  agreement the Fund pays the
Manager an  advisory  fee at an annual rate that  declines as the Fund's  assets grow:  0.85% of the first $400 million of average annual net assets of the Fund,
0.80% of the next $400  million,  0.75% of the next $400  million,  0.65% of the next $400  million,  0.60% of the next $400 million and 0.50% of average  annual net  assets in excess of $2  billion.  The  fund's  management  fee for its last fiscal year ended  October  31, 2006 was 0.84% of average  annual net assets for each class of shares.

     A discussion  regarding the basis for the Board of  Directors'  approval of the Fund's investment  advisory contract is available in the Fund's  Semi-Annual
Report to the shareholders for the year ended April 30, 2006.

     The  Sub-Adviser.  Effective  January  1,  2005,  Oppenheimer  Capital  LLC
replaced   OpCap   Advisors   as  the  Fund's   Sub-Adviser,   and  assumed  its
responsibility  for  providing  day-to-day  portfolio  management  for the Fund.
Oppenheimer Capital LLC is the parent company of OpCap Advisors. From the Fund's inception on April 30, 1980 until February 26, 1997,  OpCap Advisors  (which was then named Quest for Value Advisors) served as the Fund's investment adviser. On
February 28, 1997, the Manager  retained  OpCap  Advisors to continue  providing day-to-day portfolio management for the Fund.

     The  Sub-Adviser  has  operated  as an  investment  adviser  to  investment companies and other investors since its organization in 1969. As of December 31,
2006, the Sub-Adviser advised accounts having assets in excess of $27.5 billion.
The Sub-Adviser is located at 1345 Avenue of the Americas, 49th Floor, New York,
New York 10105-4800.

     The Manager,  not the Fund,  pays the  Sub-Adviser  an annual fee under the
Sub-Advisory  Agreement  between  the Manager  and the  Sub-Adviser.  The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40%
of the advisory fee collected by the Manager based on the net assets of the Fund as of February  28,  1997,  and  remaining  120 days later,  plus 30% of the fee collected  by the Manager on assets in excess of that  amount.  In each case the fee is calculated after any waivers of the Manager's fee from the Fund.

     The Sub-Adviser is wholly-owned by Allianz  Dresdner Asset  Management U.S.
Equities LLC, a subsidiary of Allianz  Dresdner Asset Management of America L.P.
The general  partner of Allianz  Dresdner  Asset  Management  of America L.P. is
Allianz-PacLife  Partners  LLP.  Allianz  AG  has  majority  ownership  of,  and
controls,   Allianz   Dresdner   Asset   Management  of  America  L.P.  and  its
subsidiaries, including the Sub-Adviser.

     Pending  Litigation.  A  consolidated  amended  complaint  was  filed  as a putative  class  action  against the Manager and the  Transfer  Agent (and other defendants) in the U.S.  District Court for the Southern District of New York on
January 10, 2005 and was amended on March 4, 2005. The complaint alleged,  among other things, that the Manager charged excessive fees for distribution and other costs,  and  that by  permitting  and/or  participating  in those  actions,  the
Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.
The plaintiffs sought unspecified  damages,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

     In response to the  defendants'  motions to dismiss the suit,  seven of the eight  counts in the  complaint,  including  the claims  against  certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors,  Trustees  and  officers  of  the  funds,  and  the  Distributor,  as defendants,  were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with  prejudice  by court  order dated April 5, 2006.  The  plaintiffs  filed an appeal of those dismissals on May 11, 2006.

     The Manager  believes  that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district  court,  and that no estimate  can yet be made with any degree of certainty as to the amount or range of any  potential  loss.  However,  the Manager  believes  that the  allegations contained  in the  complaint  are without  merit and that there are  substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund's shares.

     Buying Shares  Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.
Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge a processing fee for that service.

     Buying Shares Through the  Distributor.  Complete an  OppenheimerFunds  new
account  application  and return it with a check  payable  to  "OppenheimerFunds
Distributor,  Inc." Mail it to P.O. Box 5270, Denver,  Colorado 80217. If you do
not list a dealer on the  application,  Class A shares  are your  only  purchase option.  The  Distributor  will act as your  agent  in  buying  Class A  shares.
However,  we recommend that you discuss your investment with a financial adviser before  you make a  purchase  to be sure that the Fund is  appropriate  for you.
Class B,  Class C or  Class N  shares  may not be  purchased  by a new  investor
directly  from  the  Distributor   without  the  investor   designating  another
registered   broker-dealer.   If  a  current  investor  no  longer  has  another
broker-dealer of record for an existing Class B, Class C or Class N account, the
Distributor is  automatically  designated as the  broker-dealer  of record,  but solely for the purpose of acting as the investor's agent to purchase the shares.

     o Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal  Funds  wire.  The minimum  wire  purchase is $2,500.
Before sending a wire, call the Distributor's  Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
can pay for shares by electronic funds transfers from your bank account.  Shares are  purchased  for your  account by a transfer of money from your bank  account through the  Automated  Clearing  House  (ACH)  system.  You can  provide  share purchase  instructions  automatically,  under an Asset Builder  Plan,  described below,  or by telephone  instructions  using  OppenheimerFunds  PhoneLink,  also described below. Please refer to "AccountLink," below for more details.

     o Buying Shares Through Asset Builder Plans. You may purchase shares of the
Fund  automatically  from your account at a bank or other financial  institution under an Asset Builder Plan with  AccountLink.  Details are in the Asset Builder application and the Statement of Additional Information.

     WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares  with  a  minimum  initial  investment  of  $1,000  and  make  additional investments  at any time  with as  little as $50.  There  are  reduced  minimums available under the following special investment plans:

     o If you establish  one of the many types of retirement  plan accounts that
OppenheimerFunds  offers,  more fully  described  below under "Special  Investor
Services," you can start your account with as little as $500.

     o By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information),  or government allotment plan, you can make an  initial  investment  for as  little  as $500.  The  minimum  subsequent investment is $50,  except that for any account  established  under one of these plans prior to November 1, 2002, the minimum  additional  investment will remain
$25.

     o A  minimum  initial  investment  of $250  applies  to  certain  fee based programs that have an agreement  with the  Distributor.  The minimum  subsequent investment for those programs is $50.

     o  The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from the Fund or other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the
Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

     AT WHAT PRICE ARE SHARES  SOLD?  Shares  are sold at their  offering  price which is the net asset  value per  share  plus any  initial  sales  charge  that applies.  The offering  price that  applies to a purchase  order is based on the next  calculation  of the net  asset  value  per  share  that is made  after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor  receives the order.  Your financial  adviser can provide you with more  information  regarding  the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"),  on each day the NYSE is open for  trading  (referred  to in this  prospectus  as a  "regular business  day").  The NYSE normally  closes at 4:00 p.m.,  Eastern time, but may close earlier on some days.  All  references to time in this  prospectus  are to
"Eastern time."

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Directors believes  accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the
Fund's  foreign  investments  may  change on days when  investors  cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the Manager and the Board  believes  to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     The Offering Price. To receive the offering price for a particular day, the
Distributor or its designated  agent must receive your order,  in proper form as described  in this  prospectus,  by the time the NYSE  closes  that day. If your order is received  on a day when the NYSE is closed or after it has closed,  the order will receive the next offering  price that is determined  after your order is received.  Buying  Through a Dealer.  If you buy shares through an authorized dealer,  your dealer must  receive the order by the close of the NYSE for you to receive that day's offering  price.  If your order is received on a day when the
NYSE is closed or after it is closed,  the order will receive the next  offering price that is determined.

     WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors four
different  classes  of  shares.   The  different  classes  of  shares  represent
investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share prices.  When you buy shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

     Class A Shares. If you buy Class A shares,  you pay an initial sales charge
(on  investments  up to $1 million  for regular  accounts or lesser  amounts for certain  retirement  plans). The amount of that sales charge will vary depending on the amount you invest.  The sales charge rates are listed in "How Can You Buy
Class A Shares?" below.

     Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell  your  shares  within 6 years of  buying  them,  you  will  normally  pay a contingent  deferred sales charge.  That contingent deferred sales charge varies depending  on how long you own your  shares,  as  described  in "How Can You Buy
Class B Shares?" below.

     Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your  shares  within 12 months of  buying  them,  you will  normally  pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
C Shares?" below.

     Class N Shares.  If you buy Class N shares  (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the  retirement  plan's  first  purchase  of  Class N  shares,  you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
N Shares?" below.

     WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an  appropriate  investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial  adviser.  Some factors to consider are how much you plan to invest  and how  long  you  plan to hold  your  investment.  If your  goals  and objectives  change over time and you plan to  purchase  additional  shares,  you should  re-evaluate those factors to see if you should consider another class of shares.  The  Fund's  operating  costs  that  apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial adviser before making that choice.

     How Long Do You  Expect to Hold Your  Investment?  While  future  financial needs cannot be predicted  with  certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares.
Because of the effect of class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced sales charges  available for larger  purchases  of Class A shares  may,  over time,  offset the effect of paying an initial sales charge on your  investment,  compared to the effect over time of higher  class-based  expenses  on shares of Class B, Class C or Class N.
For  retirement  plans that qualify to purchase  Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares.

     o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

     However,  if you plan to invest more than  $100,000  for the shorter  term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales  charge on Class C shares will have a greater  impact on your account over the longer term than the reduced  front-end  sales charge  available  for larger purchases of Class A shares.

     If you invest $1 million or more,  in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The
Distributor  normally will not accept  purchase  orders of more than $100,000 of
Class B shares or $1 million or more of Class C shares  from a single  investor.
Dealers or other financial intermediaries  purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

     o Investing for the Longer Term.  If you are  investing  less than $100,000 for the  longer-term,  for  example  for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

     Are There  Differences in Account Features That Matter to You? Some account features  may not be  available  to Class B,  Class C and Class N  shareholders.
Other  features  may not be advisable  (because of the effect of the  contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully  review how you plan to use your investment  account before deciding which class of shares to buy.

     Additionally,  the  dividends  payable  to  Class  B,  Class C and  Class N shareholders  will be reduced by the additional  expenses borne by those classes that are not borne by Class A shares,  such as the Class B,  Class C and Class N asset-based  sales charge  described  below and in the  Statement of  Additional
Information.

     How Do Share Classes Affect  Payments to Your Broker?  A financial  adviser may  receive  different  compensation  for  selling one class of shares than for selling  another  class.  It is important to remember  that Class B, Class C and
Class N contingent deferred sales charges and asset-based sales charges have the same  purpose  as the  front-end  sales  charge on sales of Class A  shares:  to compensate the  Distributor  for concessions and expenses it pays to dealers and financial  institutions  for selling shares.  The Distributor may pay additional
compensation  from  its  own  resources  to  securities   dealers  or  financial
institutions  based  upon the value of shares of the Fund held by the  dealer or financial institution for its own account or for its customers.

     HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their  offering price, which is normally net asset value plus an initial sales charge.  However, in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the  offering  price will be the net asset  value.  In other cases, reduced sales charges may be available,  as described  below or in the Statement of Additional  Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or  allocated  to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers.  The current sales charge rates and  concessions  paid to dealers and brokers are as follows:

-------------------------------------------------------------------------------
                                                   Front-End
                                     Front-End      Sales
                                       Sales      Charge As a
                                    Charge As a  Percentage of   Concession As
                                   Percentage of      Net             a
                                     Offering        Amount     Percentage of
Amount of Purchase                  Price        Invested    Offering Price
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Less than $25,000                      5.75%         6.10%          4.75%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$25,000 or more but less than          5.50%         5.82%          4.75%
$50,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$50,000 or more but less than          4.75%         4.99%          4.00%
$100,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$100,000 or more but less than         3.75%         3.90%          3.00%
$250,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$250,000 or more but less than         2.50%         2.56%          2.00%
$500,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$500,000 or more but less than $1      2.00%         2.04%          1.60%
million
-------------------------------------------------------------------------------

     Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

     SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain  cases,  and the special  sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the  Distributor  when  purchasing shares or the  Transfer  Agent when  redeeming  shares that a special  condition applies.

     CAN YOU REDUCE CLASS A SALES  CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's  "Right of  Accumulation"  or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

     o Right of  Accumulation.  To qualify for the reduced  Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the  table  above),  you can add the  value of any  Class A,  Class B or Class C shares of the Fund or other  Oppenheimer funds that you or your spouse currently own, or are currently  purchasing,  to the value of your Class A share purchase.
Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts  (including  IRAs and  403(b)  plans),  your joint  accounts  with your spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.  A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your  eligibility and holdings at the time of your purchase in order to qualify for the Right of  Accumulation.
If you are buying shares  through your  financial  intermediary  you must notify your  intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or  your  current  intermediary  with  a copy  of all  account statements  showing  your  current  holdings  of  the  Fund  or  other  eligible
Oppenheimer funds, including statements for accounts held by you and your spouse or in  retirement  plans or trust or custodial  accounts  for minor  children as described  above.  The Distributor or intermediary  through which you are buying shares will calculate the value of your eligible  Oppenheimer fund shares, based on the current  offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

     o Letters of Intent. You may also qualify for reduced Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your  intention to purchase a specified  value of Class A,
Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period.  The total  amount of your  intended  purchases  of Class A, Class B and
Class C shares will  determine  the reduced sales charge rate that will apply to your Class A share  purchases of the Fund during that period.  Purchases made up to 90 days  before the date that you submit a Letter of Intent  will be included in  that  determination.  Your  Class  N  shares,  and any  Class  A  shares  of
Oppenheimer  Money Market Fund,  Inc. or Oppenheimer  Cash Reserves on which you have not paid a sales charge, will not be counted for this purpose. Submitting a
Letter of Intent does not  obligate  you to  purchase  the  specified  amount of shares.  You may  also be able to  apply  the  Right  of  Accumulation  to these purchases.

     If you do not complete the Letter of Intent, the front-end sales charge you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares -
Letters of Intent" in the Fund's  Statement of Additional  Information  for more complete information.

     Other  Special  Sales Charge  Arrangements  and  Waivers.  The Fund and the
Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs  described below. The Fund reserves the right to amend or  discontinue  these  programs at any time without prior notice.

     o Dividend  Reinvestment.  Dividends  and/or  capital  gains  distributions received by a shareholder  from the Fund may be reinvested in shares of the Fund or any of the  other  Oppenheimer  funds  into  which  shares of the Fund may be exchanged  without a sales charge, at the net asset value per share in effect on the payable  date.  You must notify the Transfer  Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

     o Exchanges of Shares.  Shares of the Fund may be  exchanged  for shares of certain  other  Oppenheimer  funds at net  asset  value per share at the time of exchange,  without  sales  charge,  and shares of the Fund can be  purchased  by exchange of shares of certain other Oppenheimer funds on the same basis.  Please refer to "How to Exchange  Shares" in this  prospectus  and in the  Statement of
Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

     o  Reinvestment  Privilege.  Within six months of a  redemption  of certain
Class A and Class B shares,  the proceeds may be reinvested in Class A shares of the Fund,  or any of the other  Oppenheimer  funds into which shares of the Fund may be exchanged,  without a sales charge. This privilege applies to redemptions of Class A shares  that were  subject to an initial  sales  charge or Class A or
Class B shares that were  subject to a  contingent  deferred  sales  charge when redeemed.  The  investor  must ask the  Transfer  Agent or his or her  financial intermediary  for that privilege at the time of  reinvestment  and must identify the account from which the redemption was made.

     o Other Special Reductions and Waivers.  The Fund and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  categories of investors  (primarily  retirement plans that purchase shares in special  programs  through the  Distributor).  These are  described in greater  detail in Appendix C to the  Statement of Additional  Information.  The
Fund's   Statement  of  Additional   Information   may  be  ordered  by  calling
1.800.225.5677  or may be accessed  through  the  OppenheimerFunds  website,  at
www.oppenheimerfunds.com  (under the heading "I Want To,"  follow the  hyperlink
"Access  Fund  Documents"  and click on the icon in the column "SAI" next to the
Fund's  name).   A  description  of  these  waivers  and  special  sales  charge arrangements  is also  available  for  viewing on the  OppenheimerFunds  website
(under the heading  "Fund  Information,"  click on the  hyperlink  "Sales Charge
Waivers").  To  receive  a waiver or  special  sales  charge  rate  under  these programs,  the  purchaser  must  notify  the  Distributor  (or  other  financial intermediary  through which shares are being purchased) at the time of purchase, or must notify the Transfer  Agent at the time of  redeeming  shares for waivers that apply to contingent deferred sales charges.

     o Purchases by Certain  Retirement Plans.  There is no initial sales charge on  purchases  of Class A shares of the Fund by  retirement  plans  that have $5 million or more in plan assets.  In that case the  Distributor  may pay from its own resources,  at the time of sale,  concessions in an amount equal to 0.25% of the purchase  price of Class A shares  purchased  within the first six months of account establishment by those retirement plans to dealers of record, subject to
certain  exceptions   described  in  "Retirement  Plans"  in  the  Statement  of
Additional Information.

     There is also no initial sales charge on purchases of Class A shares of the
Fund by certain  retirement plans that are part of a retirement plan or platform
offered  by  eligible  banks,  broker-dealers,   financial  advisers,  insurance
companies or recordkeepers.  No contingent deferred sales charge is charged upon the redemption of such shares.

     Class A Contingent Deferred Sales Charge.  There is no initial sales charge on  purchases  of Class A  shares  of any one or more of the  Oppenheimer  funds aggregating  $1 million or more,  or on  purchases  of Class A shares by certain retirement  plans that  satisfied  certain  requirements  prior to March 1, 2001
("grandfathered  retirement  accounts").  However,  those  Class A shares may be subject to a Class A contingent  deferred  sales  charge,  as  described  below.
Retirement  plans holding shares of Oppenheimer  funds in an omnibus  account(s)
for the benefit of plan  participants  in the name of a fiduciary  or  financial intermediary  (other than  OppenheimerFunds-sponsored  Single DB Plus plans) are not  permitted  to make  initial  purchases  of  Class  A  shares  subject  to a contingent deferred sales charge.

     The  Distributor  pays dealers of record  concessions in an amount equal to
1.0% of  purchases of $1 million or more other than  purchases by  grandfathered retirement accounts.  For grandfathered  retirement accounts,  the concession is
0.75% of the first $2.5 million of  purchases  plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were  previously  subject to a front-end sales charge and dealer concession.

     If you redeem  any of those  shares  within an  18-month  "holding  period"
measured  from  the  beginning  of the  calendar  month  of  their  purchase,  a contingent  deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:

     o the  aggregate  net  asset  value of the  redeemed  shares at the time of redemption  (excluding  shares purchased by reinvestment of dividends or capital gain distributions); or

     o the original net asset value of the redeemed shares.

     The Class A contingent  deferred sales charge will not exceed the aggregate amount of the concessions  the Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were  subject  to the
Class A contingent deferred sales charge.

     HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class B shares are redeemed  within six years from the  beginning  of the  calendar  month of their purchase,  a  contingent  deferred  sales  charge  will  be  deducted  from  the redemption  proceeds.  The Class B contingent  deferred  sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.

     The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since you  invested  and the  dollar  amount  being  redeemed, according to the following  schedule for the Class B contingent  deferred  sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in   Contingent Deferred Sales Charge on
Which Purchase Order was Accepted   Redemptions in That Year (As % of Amount
                                    Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                               5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                               4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                               3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                               3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                               2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                               1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                         None
-------------------------------------------------------------------------------

     In the table,  a "year" is a 12-month  period.  In applying the  contingent deferred  sales charge,  all  purchases are  considered to have been made on the first regular business day of the month in which the purchase was made.

     Automatic  Conversion  of  Class B  Shares.  Class B  shares  automatically convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves  Class B  shareholders  of the  asset-based  sales charge that applies  to Class B shares  under the Class B  Distribution  and  Service  Plan, described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other  Class B shares that were  acquired by reinvesting  dividends  and  distributions  on the  converted  shares  will also convert to Class A shares. For further information on the conversion feature and its tax  implications,  see "Class B Conversion"  in the Statement of Additional
Information.

     HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their  purchase,  a  contingent  deferred  sales charge of 1.0% will be deducted from the  redemption  proceeds.  The Class C contingent  deferred sales charge is paid to  compensate  the  Distributor  for its  expenses of  providing distribution-related services to the Fund in connection with the sale of Class C shares.

     HOW CAN YOU BUY  CLASS N SHARES?  Class N shares  are  offered  for sale to retirement  plans  (including  IRAs and 403(b) plans) that purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or to group retirement plans (which do not include IRAs and 403(b)  plans) that have assets of $500,000 or more or 100 or more  eligible  participants.  See  "Availability  of  Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

     Class N shares are sold at net asset value without an initial sales charge.
A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

     o The  group  retirement  plan  is  terminated  or  Class N  shares  of all
Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

     o With respect to an IRA or 403(b) plan, Class N shares are redeemed within
18 months of the  plan's  first  purchase  of Class N shares of any  Oppenheimer fund.

     Retirement  plans  that offer  Class N shares  may  impose  charges on plan participant  accounts.  The  procedures  for  buying,  selling,  exchanging  and transferring  the  Fund's  other  classes of shares  (other  than the time those orders must be received by the  Distributor  or Transfer  Agent in Colorado) and
the special account features  applicable to purchasers of those other classes of shares  described  elsewhere in this  prospectus  do not apply to Class N shares offered  through a group  retirement  plan.  Instructions  for buying,  selling, exchanging or  transferring  Class N shares offered  through a group  retirement plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

     Distribution  and Service  Plan for Class A Shares.  The Fund has adopted a
Distribution and Service Plan for Class A shares. The plan also provides for the
Fund to pay an asset-based  sales charge to the Distributor at an annual rate of
0.25% of  average  annual  net  assets of Class A shares  the Fund (the Board of
Directors  has set that  rate at  zero).  The  Fund  pays a  service  fee to the
Distributor  of 0.25% of the  average  annual net assets of Class A shares.  The
Distributor currently uses all of the service fee to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares.

     With  respect to Class A shares  subject to a Class A  contingent  deferred sales charge purchased by  grandfathered  retirement  accounts,  the Distributor pays the 0.25%  service  fee to dealers in advance  for the first year after the shares are sold by the dealer. The Distributor  retains the first year's service fee  paid by the  Fund.  After  the  shares  have  been  held  by  grandfathered retirement  accounts for a year, the Distributor pays the service fee to dealers periodically.

     Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to pay the Distributor  for its services and costs in distributing  Class
B, Class C and Class N shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual  asset-based sales charge of 0.75% on Class B and
Class C shares  and 0.25% on Class N shares.  The  Distributor  also  receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

     The asset-based  sales charge and service fees increase Class B and Class C expenses  by 1.0% and  increase  Class N expenses by 0.50% of the net assets per year of the  respective  class.  Because  these  fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     The Distributor  uses the service fees to compensate  dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

     The Distributor  currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based  sales  charge.  See the  Statement of  Additional  Information  for exceptions.

     The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class C shares  is  therefore
1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.  The  Distributor  normally  retains the  asset-based  sales charge on Class C shares  during the first year  after the  purchase  of Class C shares. See the Statement of Additional Information for exceptions.

     The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class N shares  is  therefore
1.0% of the purchase  price.  The Distributor  normally  retains the asset-based sales charge on Class N shares. See the Statement of Additional  Information for exceptions.

     For  certain  group  retirement  plans  held  in  omnibus   accounts,   the
Distributor  will pay the full Class C or Class N  asset-based  sales charge and the service fee to the dealer  beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's  service fee at the time of purchase.  New group  omnibus plans may not purchase Class B shares.

     For Class C shares purchased through the OppenheimerFunds  Recordkeeper Pro program,  the Distributor  will pay the Class C asset-based  sales charge to the dealer of record in the first year after the  purchase of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The  Distributor will use the service fee it receives  from the Fund on those shares to reimburse
FASCorp for providing  personal  services to the Class C accounts  holding those shares.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial  intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor  from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so. Your  securities  dealer or financial  adviser,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that receive  payments  relating to the sale or servicing of the
Fund's shares.  In addition to dealers,  the financial  intermediaries  that may receive payments include sponsors of fund "supermarkets,"  sponsors of fee-based advisory  or wrap fee  programs,  sponsors  of college  and  retirement  savings programs, banks and trust companies offering products that hold Fund shares, and insurance  companies  that offer  variable  annuity or variable  life  insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that dealer,  the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that dealer and its  clients,  negotiated  lump sum  payments  for  distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial  intermediary  or its representatives  to recommend  or offer shares of the Fund or other  Oppenheimer funds  to its  customers.  These  payments  also  may  give an  intermediary  an incentive to  cooperate  with the  Distributor's  marketing  efforts.  A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's  sales force, in some cases on a  preferential  basis  over  funds  of  competitors.  Additionally,  as firm
support,   the  Manager  or  Distributor  may  reimburse   expenses  related  to
educational  seminars and "due  diligence"  or training  meetings (to the extent permitted  by  applicable  laws or the rules of the NASD)  designed  to increase sales  representatives'  awareness about Oppenheimer funds, including travel and lodging  expenditures.  However,  the  Manager  does not  consider  a  financial intermediary's  sale of  shares  of the Fund or  other  Oppenheimer  funds  when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary   and  the   Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative  or other client services  provided such as  sub-transfer  agency services for shareholders or retirement plan participants, omnibus accounting or
sub-accounting,   participation  in  networking  arrangements,  account  set-up, recordkeeping  and other  shareholder  services.  Payments  may also be made for administrative  services  related to the distribution of Fund shares through the intermediary.  Firms that may receive  servicing  fees include  retirement  plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain  account  holders, such as retirement plans.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

     ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S.  bank or other  financial  institution.  It must be an
Automated  Clearing House (ACH) member.  AccountLink  lets you: o transmit funds electronically to purchase shares by telephone (through a service representative or by  PhoneLink) or  automatically  under Asset  Builder  Plans,  or o have the
Transfer Agent send redemption  proceeds or transmit dividends and distributions directly  to your  bank  account.  Please  call  the  Transfer  Agent  for  more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any
change   you   make  to  the   bank   account   information   must  be  made  by
signature-guaranteed   instructions   to  the  Transfer   Agent  signed  by  all
shareholders who own the account.

     PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system
that  enables   shareholders  to  perform  a  number  of  account   transactions
automatically   using   a   touch-tone   phone.   PhoneLink   may  be   used  on
already-established  Fund  accounts  after you obtain a Personal  Identification
Number  (PIN),  by calling  the  PhoneLink  number,  1.800.225.5677.  Purchasing
Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling
1.800.225.5677.  You must have established  AccountLink  privileges to link your bank account with the Fund to pay for these purchases.  Exchanging Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described  below,  you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

     Selling Shares. You can redeem shares by telephone automatically by calling the  PhoneLink  number  and the Fund will  send the  proceeds  directly  to your
AccountLink  bank  account.  Please  refer to "How to Sell  Shares,"  below  for details.

     CAN YOU SUBMIT  TRANSACTION  REQUESTS  BY FAX?  You may send  requests  for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call  1.800.225.5677  for  information  about which  transactions  may be handled this way.  Transaction requests submitted by fax are subject to the same rules and  restrictions  as written and  telephone  requests  described  in this prospectus.

     OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at  www.oppenheimerfunds.com.  Additionally,  shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

     AUTOMATIC  WITHDRAWAL AND EXCHANGE  PLANS.  The Fund has several plans that
enable  you  to  sell  shares   automatically   or  exchange   them  to  another
OppenheimerFunds  account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

     RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement plan account.  If you  participate  in a plan  sponsored by your  employer,  the plan trustee  or  administrator  must buy the  shares  for  your  plan  account.  The
Distributor also offers a number of different  retirement plans that individuals and employers can use:  Individual  Retirement  Accounts  (IRAs).  These include regular IRAs,  Roth IRAs,  SIMPLE IRAs and rollover  IRAs.  SEP-IRAs.  These are
Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.  403(b)(7)  Custodial  Plans.  These  are  tax-deferred  plans  for employees of eligible tax-exempt organizations,  such as schools,  hospitals and charitable  organizations.  401(k) Plans. These are special retirement plans for businesses.  Pension and  Profit-Sharing  Plans.  These plans are  designed  for businesses  and  self-employed  individuals.  Please  call the  Distributor  for
OppenheimerFunds  retirement  plan  documents,  which include  applications  and important plan information.

How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your order is received by the Distributor or your authorized financial  intermediary, in proper form (which  means that it must comply with the  procedures  described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter,  by wire,  or by  telephone.  You can also set up Automatic
Withdrawal  Plans to redeem  shares on a regular  basis.  If you have  questions about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a  retirement plan  account,  please call the Transfer  Agent first,  at  1.800.225.5677,  for assistance.

     Certain Requests Require a Signature Guarantee. To protect you and the Fund from  fraud,  the  following  redemption  requests  must be in writing  and must include a signature  guarantee (although there may be other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

     Where Can You Have Your  Signature  Guaranteed?  The  Transfer  Agent  will accept a guarantee  of your  signature  by a number of  financial  institutions, including:

o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

     Retirement Plan Accounts. There are special procedures to sell shares in an
OppenheimerFunds  retirement  plan  account.  Call  the  Transfer  Agent  for  a distribution request form. Special income tax withholding  requirements apply to distributions  from retirement  plans.  You must submit a withholding  form with your  redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer holds your  retirement plan account for you in the name of the  plan,  you must ask the plan  trustee  or  administrator  to request the sale of the Fund shares in your plan account.

     Receiving  Redemption  Proceeds by Wire. While the Fund normally sends your money by check,  you can arrange to have the proceeds of shares you sell sent by
Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each  request.  To find out how to set up this  feature on your  account or to arrange a wire,  call the
Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization

      of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

     HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular  business day, your call must be received by the  Transfer  Agent by the close of the NYSE that day,  which is normally  4:00
p.m.  Eastern time,  but may be earlier on some days.  You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

     o To redeem shares through a service  representative  or  automatically  on
PhoneLink, call 1.800.225.5677.

     Whichever  method you use,  you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
     Telephone  Redemptions  Paid by Check.  Up to  $100,000  may be redeemed by telephone in any  seven-day  period.  The check must be payable to all owners of record of the shares and must be sent to the address on the  account  statement.
This  service is not  available  within 30 days of  changing  the  address on an account.

     Telephone  Redemptions  Through AccountLink or by Wire. There are no dollar limits on telephone  redemption  proceeds sent to a bank account designated when you establish  AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

     If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds will normally be  transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

     CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?  The  Distributor  has  made arrangements  to  repurchase  Fund shares from  dealers and brokers on behalf of their  customers.  Brokers  or  dealers  may  charge a  processing  fee for that service.  If your  shares are held in the name of your  dealer,  you must redeem them through your dealer.

     HOW CONTINGENT DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase shares  subject to a Class A, Class B,  Class C or Class N  contingent  deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge  based  on the  categories  listed  in  Appendix  C to the  Statement  of
Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

     o the amount of your account value  represented by an increase in net asset value over the initial purchase price,

     o shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions, or

     o shares redeemed in the special  circumstances  described in Appendix C to the Statement of Additional Information.

     To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption,  the Fund redeems shares in the following  order:

     1.  shares   acquired  by  reinvestment  of  dividends  and  capital  gains distributions,

     2.  shares held for the holding  period that  applies to the class,  and 3.
shares held the longest during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to this Fund.

How to Exchange Shares

     If you want to change all or part of your  investment  from one Oppenheimer fund to another,  you can  exchange  your shares for shares of the same class of another  Oppenheimer fund that offers the exchange privilege.  For example,  you can exchange Class A shares of the Fund only for Class A shares of another fund.
To exchange shares, you must meet several conditions:

     o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.

     o The prospectus of the selected fund must offer the exchange privilege.

     o When you  establish  an account,  you must hold the shares you buy for at least seven days before you can  exchange  them.  After your account is open for seven days, you can exchange shares on any regular  business day, subject to the limitations  described below.

     o You must meet the minimum purchase  requirements for the selected fund.

     o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange  instructions  with a signature  guarantee.

     o Before  exchanging into a fund, you must obtain its prospectus and should read it carefully.

     For tax purposes, an exchange of shares of the Fund is considered a sale of those  shares  and a  purchase  of the  shares  of the fund  into  which you are exchanging. An exchange may result in a capital gain or loss.

     You can find a list of the Oppenheimer  funds that are currently  available for  exchanges in the Statement of  Additional  Information  or you can obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

     A contingent  deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for  shares of  another  Oppenheimer  fund.  However,  if you exchange  your shares during the  applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you  acquire.  Similarly,  if you acquire  shares of the Fund in exchange for shares of another  Oppenheimer  fund that are subject to a CDSC holding  period,  that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired  shares are redeemed  before the end of the CDSC holding period that applied to the exchanged shares.

     There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional
Information.

     HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

     Written Exchange Requests.  Send a request letter,  signed by all owners of the account,  to the Transfer Agent at the address on the back cover.  Exchanges of shares for which  share  certificates  have been issued  cannot be  processed unless the Transfer Agent receives the certificates with the request letter.

     Telephone and Internet Exchange  Requests.  Telephone exchange requests may be made  either by calling a service  representative  or by using  PhoneLink  by calling  1.800.225.5677.  You  may  submit  internet  exchange  requests  on the
OppenheimerFunds  internet website, at  www.oppenheimerfunds.com.  You must have obtained  a user  I.D.  and  password  to make  transactions  on  that  website.
Telephone  and/or internet  exchanges may be made only between accounts that are
registered   with  the  same  name(s)  and  address.   Shares  for  which  share
certificates have been issued may not be exchanged by telephone or the internet.

     Automatic  Exchange Plan.  Shareholders can authorize the Transfer Agent to
exchange  a  pre-determined   amount  of  shares  automatically  on  a  monthly,
quarterly, semi-annual or annual basis.

     Please refer to "How to Exchange  Shares" in the  Statement  of  Additional
Information for more details.

     ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

     Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds  exchange privilege affords investors the ability to switch their  investments  among  Oppenheimer  funds if their  investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's  ability to manage the
Fund's   investments   efficiently,   increase   the  Fund's   transaction   and
administrative costs and/or affect the Fund's performance,  depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents,  the aggregate dollar amount and the number and frequency of trades.  If large dollar amounts are involved in exchange and/or redemption transactions,  the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative  expenses might be increased.

     Therefore,  the Manager and the Fund's Board of Directors  have adopted the following  policies  and  procedures  to  detect  and  prevent  frequent  and/or excessive exchanges,  and/or purchase and redemption  activity,  while balancing the needs of investors who seek liquidity from their  investment and the ability to exchange  shares as investment  needs change.  There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

     o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

     o Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or  terminate  trading  activity by any person,  group or account  that it believes would be  disruptive,  even if the activity has not exceeded the policy outlined in this  prospectus.  The  Transfer  Agent may review and  consider the history of frequent  trading  activity in all accounts in the Oppenheimer  funds known to be under common  ownership  or control as part of the Transfer  Agent's procedures to detect and deter excessive trading activity.

     o Exchanges  of Client  Accounts by  Financial  Advisers.  The Fund and the
Transfer Agent permit dealers and financial  intermediaries  to submit  exchange requests on behalf of their customers  (unless that authority has been revoked).
The  Distributor  and/or the  Transfer  Agent have  agreements  with a number of financial  intermediaries  that permit them to submit exchange orders in bulk on behalf of their  clients.  Those  intermediaries  are  required  to  follow  the exchange policies stated in this prospectus and to comply with additional,  more stringent restrictions. Those additional restrictions include limitations on the funds  available  for  exchanges,  the  requirement  to give  advance  notice of exchanges to the Transfer Agent,  and limits on the amount of client assets that may be invested in a particular  fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial  intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

     o  Redemptions  of Shares.  These  exchange  policy  limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular business day,  subject to the terms of this prospectus.  Further details are provided under "How to Sell Shares."

     o Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
Transfer Agent may refuse any purchase or exchange order in their discretion and are not  obligated to provide  notice  before  rejecting an order.  The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive
60  days'  notice  of any  material  change  in the  exchange  privilege  unless applicable law allows otherwise.

     o Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
send a written warning to direct  shareholders  that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange  privileges  for any account that the  Transfer  Agent  determines,  in carrying out these policies and in the exercise of its  discretion,  has engaged in disruptive or excessive trading activity, with or without such warning.

     o Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary  such as a  broker-dealer,  a bank, an insurance  company  separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan,  that holds your  shares in an  account  under its name  (these are sometimes  referred to as "omnibus" or "street name"  accounts),  that financial intermediary  may impose  its own  restrictions  or  limitations  to  discourage short-term or excessive trading. You should consult your financial  intermediary to find out what trading restrictions,  including limitations on exchanges,  may apply.

     While the  Fund,  the  Distributor,  the  Manager  and the  Transfer  Agent
encourage  financial  intermediaries  to  apply  the  Fund's  policies  to their customers who invest  indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading  activity  facilitated by, or in accounts
maintained   in,  the  "omnibus"  or  "street  name"  accounts  of  a  financial intermediary.  Therefore  the  Transfer  Agent  might not be able to apply  this policy to accounts  such as (a)  accounts  held in omnibus form in the name of a broker-dealer  or other financial  institution,  or (b) omnibus accounts held in the name of a  retirement  plan or 529 plan  trustee  or  administrator,  or (c)
accounts held in the name of an insurance  company for its separate  account(s), or (d) other  accounts  having  multiple  underlying  owners but registered in a manner such that the  underlying  beneficial  owners are not  identified  to the
Transfer Agent.

     However,  the Transfer Agent will attempt to monitor  overall  purchase and redemption  activity in those  accounts to seek to  identify  patterns  that may suggest  excessive  trading by the  underlying  owners.  If evidence of possible excessive  trading  activity is observed by the Transfer  Agent,  the  financial intermediary  that is the  registered  owner  will be  asked to  review  account activity,  and to confirm to the  Transfer  Agent and the Fund that  appropriate action has been taken to curtail any excessive  trading activity.  However,  the
Transfer  Agent's ability to monitor and deter excessive  short-term  trading in omnibus  or street  name  accounts  ultimately  depends  on the  capability  and cooperation of the financial intermediaries controlling those accounts.

     Additional  Policies  and  Procedures.  The Fund's  Board has  adopted  the following  additional  policies and  procedures  to detect and prevent  frequent and/or excessive exchanges and purchase and redemption activity:

     o 30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account is  registered  on the Fund's books showing the name, address and tax ID number of the beneficial owner.

     o Exchanges Into Money Market Funds. A direct shareholder will be permitted to  exchange  shares of a stock or bond fund for shares of a money  market  fund that offers an  exchange  privilege  at any time,  even if the  shareholder  has exchanged shares into the stock or bond fund during the prior 30 days.  However, all of the shares  held in that  money  market  fund would then be blocked  from further exchanges into another fund for 30 calendar days.

     o Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions  from  one  fund  to  purchase  shares  of  another  fund  and the conversion  of  Class B  shares  into  Class A  shares  will  not be  considered exchanges for purposes of imposing the 30-day limit.

     o Asset Allocation.  Third-party asset allocation and rebalancing  programs will be subject to the 30-day limit described above. Asset allocation firms that want to  exchange  shares held in  accounts  on behalf of their  customers  must identify  themselves to the Transfer  Agent and execute an  acknowledgement  and agreement to abide by these policies with respect to their customers'  accounts.
"On-demand"  exchanges outside the parameters of portfolio  rebalancing programs will be subject to the  30-day  limit.  However,  investment  programs  by other
Oppenheimer   "funds-of-funds"   that  entail   rebalancing  of  investments  in
underlying Oppenheimer funds will not be subject to these limits.

     o Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer
Agent will not be subject to the 30-day block as a result of those  automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

     More  information  about the Fund's  policies  and  procedures  for buying, selling and  exchanging  shares is  contained  in the  Statement  of  Additional
Information. A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less

     than $500.  The fee is  automatically  deducted from each  applicable  Fund account  annually in September.  See the Statement of Additional  Information to
learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

     The  offering  of shares  may be  suspended  during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of  Directors  at any time the Board  believes  it is in the Fund's best interest to do so.

     Telephone  transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time. The Fund will provide you notice  whenever it is  required to do so by  applicable  law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.  Telephone  privileges apply to each owner of the account  and the  dealer  representative  of record for the  account  unless the
Transfer Agent receives cancellation  instructions from an owner of the account.
The Transfer  Agent will record any  telephone  calls to verify data  concerning transactions  and  has  adopted  other  procedures  to  confirm  that  telephone instructions  are genuine,  by requiring  callers to provide tax  identification numbers  and  other  account  data or by  using  PINs,  and by  confirming  such transactions in writing.  The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions  reasonably believed to be genuine.

     Redemption  or transfer  requests  will not be honored  until the  Transfer
Agent  receives all required  documents in proper form.  From time to time,  the
Transfer  Agent in its  discretion  may waive  certain of the  requirements  for redemptions stated in this prospectus. Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities
Clearing  Corporation are responsible for obtaining their clients' permission to perform  those  transactions,  and are  responsible  to  their  clients  who are shareholders of the Fund if the dealer  performs any transaction  erroneously or improperly.  The  redemption  price for shares will vary from day to day because the value of the securities in the Fund's portfolio  fluctuates.  The redemption price,  which is the net asset value per share,  will  normally  differ for each class of shares.  The  redemption  value of your shares may be more or less than their original cost.

     Payment for redeemed shares  ordinarily is made in cash. It is forwarded by check,  or  through  AccountLink  or by Federal  Funds  wire (as  elected by the shareholder)  within seven days after the  Transfer  Agent  receives  redemption instructions in proper form. However, under unusual circumstances  determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts  registered  in the name of a  broker-dealer,  payment will normally be forwarded within three business days after redemption.

     The Transfer Agent may delay  processing any type of redemption  payment as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the  purchase  payment has  cleared.  That delay may be as much as 10 days from the date the  shares  were  purchased.  That  delay may be  avoided  if you purchase shares by Federal Funds wire or certified check.

     Involuntary  redemptions  of small  accounts may be made by the Fund if the account  value has fallen  below $500 for  reasons  other than the fact that the market value of shares has dropped. In some cases,  involuntary  redemptions may be made to repay the  Distributor  for  losses  from the  cancellation  of share purchase orders.

     Shares may be "redeemed  in kind" under  unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the  redemption  proceeds  will be paid with liquid  securities  from the Fund's portfolio.  If the Fund  redeems your shares in kind,  you may bear  transaction costs  and will  bear  market  risks  until  such  time as such  securities  are converted into cash.

     Federal  regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number,  Employer  Identification Number or
other  government  issued  identification  when you open an account.  Additional information  may be  required  in  certain  circumstances  or to open  corporate accounts.  The Fund or the Transfer Agent may use this information to attempt to verify your  identity.  The Fund may not be able to  establish an account if the necessary information is not received. The Fund may also place limits on account transactions  while it is in the process of attempting to verify your  identity.
Additionally,  if the Fund is unable to verify your identity  after your account is  established,  the Fund may be  required to redeem your shares and close your account.

     "Backup  withholding"  of federal income tax may be applied against taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish the Fund your  correct,  certified  Social  Security or Employer
Identification  Number when you sign your  application,  or if you  under-report your income to the Internal Revenue Service.  To avoid sending  duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual  report and annual notice of the Fund's privacy policy to shareholders  having the same last name and address on the Fund's  records.  The consolidation of these mailings, called householding,  benefits the Fund through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the
Transfer  Agent at  1.800.225.5677.  You may also notify the  Transfer  Agent in writing. Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends, Capital Gains and Taxes

     DIVIDENDS.  The Fund intends to declare and pay  dividends  separately  for each class of shares from net  investment  income on an annual basis.  Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B, Class C and Class N shares,  which  normally  have higher  expenses than Class A shares.  The Fund has no fixed  dividend rate and cannot  guarantee that it will pay any dividends or distributions.

     CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains annually.  The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your account,  specify on your application how you want to receive your dividends and distributions.  You have four options:  Reinvest All  Distributions in the Fund.
You can elect to reinvest  all  dividends  and capital  gains  distributions  in additional  shares of the Fund.  Reinvest  Dividends or Capital  Gains.  You can
elect to reinvest some  distributions  (dividends,  short-term  capital gains or long-term  capital gains  distributions)  in the Fund while  receiving the other types of distributions by check or having them sent to your bank account through
AccountLink. Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through  AccountLink.  Reinvest Your  Distributions in Another  OppenheimerFunds
Account.  You can  reinvest  all  distributions  in the same  class of shares of another OppenheimerFunds account you have established.

     TAXES.  If your shares are not held in a tax-deferred  retirement  account, you should be aware of the following tax  implications of investing in the Fund.
Distributions  are subject to federal  income tax and may be subject to state or local taxes.  Dividends  paid from  short-term  capital gains and net investment income are taxable as ordinary  income.  Long-term  capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your  shares.  Whether you  reinvest  your  distributions  in additional shares or take them in cash, the tax treatment is the same.

     Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received  in the  previous  year.  Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

     The Fund intends to qualify each year as a "regulated  investment  company"
under the Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during its last fiscal  year.  The Fund,  as a  regulated  investment company,  will not be  subject  to federal  income  taxes on any of its  income, provided that it satisfies  certain  income,  diversification  and  distribution requirements.

     Avoid  "Buying a  Distribution."  If you buy  shares on or just  before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full  price for the  shares  and then  receive a portion of the price back as a taxable dividend or capital gain.

     Remember,  There May be Taxes on  Transactions.  Because  the Fund's  share prices fluctuate,  you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received  when you sold them.  Any capital gain is subject to capital gains tax.

     Returns of Capital Can Occur. In certain cases,  distributions  made by the
Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This  information  has been  audited  by KPMG LLP,  the  Fund's independent  registered  public  accounting firm,  whose report,  along with the
Fund's  financial  statements,  is  included  in  the  Statement  of  Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED OCTOBER 31,                     2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     27.34     $     26.89     $     23.71     $     19.07     $     20.91
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .09 1          (.05) 1         (.10)           (.09)           (.13)
Net realized and unrealized gain (loss)                    4.61            2.58            3.45            4.73           (1.25)
                                                    -----------------------------------------------------------------------------
Total from investment operations                           4.70            2.53            3.35            4.64           (1.38)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (2.89)          (2.08)           (.17)             --            (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     29.15     $     27.34     $     26.89     $     23.71     $     19.07
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        18.43%           9.80%          14.22%          24.33%          (6.90)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $   382,512     $   339,703     $   252,661     $   193,955     $   150,161
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $   369,074     $   309,617     $   225,711     $   165,906     $   164,479
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                               0.32%          (0.19)%         (0.37)%         (0.43)%         (0.61)%
Total expenses                                             1.29%           1.34%           1.40%           1.56%           1.71%
Expenses after payments and waivers
and reduction to custodian expenses                        1.28%           1.34%           1.40%           1.56%           1.71%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      56%             89%             61%             74%             75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

CLASS B         YEAR ENDED OCTOBER 31,                     2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     25.11     $     25.07     $     22.31     $     18.09     $     19.99
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.14) 1         (.28) 1         (.29)           (.22)           (.19)
Net realized and unrealized gain (loss)                    4.19            2.40            3.22            4.44           (1.25)
                                                    -----------------------------------------------------------------------------
Total from investment operations                           4.05            2.12            2.93            4.22           (1.44)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (2.89)          (2.08)           (.17)             --            (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     26.27     $     25.11     $     25.07     $     22.31           18.09
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        17.37%           8.81%          13.22%          23.33%          (7.53)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $    76,583     $    74,004     $    64,069     $    55,449     $    42,010
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $    76,606     $    73,417     $    60,460     $    46,785     $    42,900
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.58)%         (1.10)%         (1.26)%         (1.23)%         (1.30)%
Total expenses                                             2.19%           2.25%           2.30%           2.43%           2.41%
Expenses after payments and waivers
and reduction to custodian expenses                        2.19%           2.25%           2.30%           2.36%           2.41%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      56%             89%             61%             74%             75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C         YEAR ENDED OCTOBER 31,                     2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     25.14     $     25.10     $     22.34     $     18.11     $     20.01
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.14) 1         (.27) 1         (.29)           (.14)           (.13)
Net realized and unrealized gain (loss)                    4.20            2.39            3.22            4.37           (1.31)
                                                    -----------------------------------------------------------------------------
Total from investment operations                           4.06            2.12            2.93            4.23           (1.44)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (2.89)          (2.08)           (.17)             --            (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     26.31     $     25.14     $     25.10     $     22.34     $     18.11
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        17.39%           8.80%          13.20%          23.36%          (7.52)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $    54,971     $    46,560     $    34,414     $    30,510     $    16,979
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $    51,822     $    42,635     $    32,051     $    20,901     $    15,323
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.57)%         (1.09)%         (1.26)%         (1.24)%         (1.30)%
Total expenses                                             2.17%           2.24%           2.31%           2.43%           2.41%
Expenses after payments and waivers
and reduction to custodian expenses                        2.17%           2.24%           2.31%           2.36%           2.41%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      56%             89%             61%             74%             75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

CLASS N         YEAR ENDED OCTOBER 31,                     2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     26.91     $     26.61     $     23.56     $     19.00     $     20.88
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.03) 1         (.16) 1         (.19)           (.15)           (.17)
Net realized and unrealized gain (loss)                    4.53            2.54            3.41            4.71           (1.25)
                                                    -----------------------------------------------------------------------------
Total from investment operations                           4.50            2.38            3.22            4.56           (1.42)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (2.89)          (2.08)           (.17)             --            (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     28.52     $     26.91     $     26.61     $     23.56     $     19.00
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        17.93%           9.31%          13.75%          24.00%          (7.10)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $    19,013     $    16,451     $    10,554     $     6,408     $     2,983
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $    17,985     $    13,849     $     8,724     $     4,218     $     1,475
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.12)%         (0.61)%         (0.78)%         (0.75)%         (0.88)%
Total expenses                                             1.90%           2.08%           2.20%           1.97%           1.87%
Expenses after payments and waivers
and reduction to custodian expenses                        1.72%           1.76%           1.81%           1.87%           1.87%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      56%             89%             61%             74%             75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information on Oppenheimer Quest Capital Value Fund, Inc.SM

     The following  additional  information  about the Fund is available without charge upon request:

     STATEMENT OF  ADDITIONAL  INFORMATION.  This document  includes  additional information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  prospectus  (which means it is legally part of this prospectus).

     ANNUAL AND SEMI-ANNUAL  REPORTS.  Additional  information  about the Fund's investments  and  performance is available in the Fund's Annual and  Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a  discussion  of market conditions  and investment  strategies  that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

     Information   about  the  Fund   including   the  Statement  of  Additional
Information  can be reviewed  and copied at the SEC's Public  Reference  Room in
Washington,  D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at  www.sec.gov.  Copies may be obtained  after payment of a duplicating  fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this prospectus.  This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-04797   The Fund's shares are distributed by:
PR0835.001.0207                      [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                                 Appendix to Prospectus of
                         Oppenheimer Quest Capital Value Fund, Inc.

     Graphic  Material  included in the prospectus of Oppenheimer  Quest Capital
Value Fund,  Inc., (the "Fund") under the heading:  "Annual Total Returns (Class
A) (as of 12/31 each year)":

     A bar chart will be included in the  prospectus  of the Fund  depicting the annual total returns of a hypothetical  investment in Class A shares of the Fund for the past 10 calendar years,  without  deducting sales charges or taxes.  Set forth below are the relevant data points that will appear on the bar chart.

Calendar      Annual
Year          Total
Ended         Return

12/31/97      14.84%
12/31/98      20.15%
12/31/99       5.83%
12/31/00      14.97%
12/31/01      -1.20%
12/31/02     -14.71%
12/31/03      28.63%
12/31/04      16.68%
12/31/05       9.25%

12/31/06      13.56%

Oppenheimer
Quest Capital Value Fund, Inc.

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated February 28, 2007

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  February 28, 2007.  It should be read  together with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado  80217,  or by
calling  the  Transfer  Agent  at  the  toll-free  number  shown  above,  or  by
downloading    it   from    the    OppenheimerFunds    Internet    website    at
www.oppenheimerfunds.com.

Contents                                                                 Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks....
    The Fund's Investment Policies.......................................
    Other Investment Techniques and Strategies...........................
    Other Investment Restrictions........................................
    Disclosure of Portfolio Holdings.....................................

How the Fund is Managed .................................................
    Organization and History.............................................
    Board of Directors and Audit Committees..............................
    Directors and Officers of the Fund...................................
    The Manager..........................................................
    The Sub-Adviser......................................................

Brokerage Policies of the Fund...........................................
Distribution and Service Plans...........................................
Payments to Fund Intermediaries..........................................
Performance of the Fund..................................................

About Your Account
How To Buy Shares........................................................
How To Sell Shares.......................................................
How To Exchange Shares...................................................
Dividends, Capital Gains and Taxes.......................................
Additional Information About the Fund....................................

Financial Information About the Fund
Independent Registered Public Accounting Firm's Report...................
Financial Statements.....................................................

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional
Information ("SAI") contains  supplemental  information about those policies and risks and the  types of  securities  that the  Fund's  Sub-Adviser,  Oppenheimer
Capital LLC, can select for the Fund.  Additional  information  is also provided about the strategies that the Fund might use to try to achieve its objective.

     The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Sub-Adviser,  may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its goal. It may use some of the special  techniques  and  strategies at some times or not at all.

     In selecting securities for the Fund's portfolio, the Sub-Adviser evaluates the merits of particular  securities  primarily  through the exercise of its own investment analysis. In the case of corporate issuers, that process may include, among other things, evaluation of the issuer's historical operations,  prospects for the industry of which the issuer is part, the issuer's financial  condition, its pending product  developments and business (and those of  competitors),  the effect of general market and economic  conditions on the issuer's business,  and legislative  proposals  that  might  affect the  issuer.  In the case of foreign securities,  when evaluating the securities of issuers in a particular  country, the  Sub-Adviser  may also  consider the  conditions  of a particular  country's economy in  relation to the U.S.  economy or other  foreign  economies,  general political  conditions  in  a  country  or  region,  the  effect  of  taxes,  the efficiencies and costs of particular markets and other factors.

     |X| Investments in Equity Securities.  While the Fund currently  emphasizes investments in equity securities of mid-size and larger companies, the Fund does not limit  its  investments  in equity  securities  to  issuers  having a market capitalization  of a  specified  size or  range,  and  therefore  can  invest in securities of small-, mid- and large-capitalization  issuers. At times, the Fund might focus its equity  investments in securities of one or more  capitalization ranges,  based  upon  the  Sub-Adviser's  judgment  of  where  the  best  market opportunities are to seek the Fund's  objective.  At times, in the Sub-Adviser's view,  the market may favor or disfavor  securities  of issuers of a  particular capitalization range, and securities of mid-and small-capitalization issuers may be subject to greater  price  volatility  in general than  securities  of larger companies.  Therefore,  if the Fund has  substantial  investments  in mid-and/or smaller-capitalization companies at times of market volatility, the Fund's share price could fluctuate more than that of funds focusing on  larger-capitalization issuers.

     o  Value  Investing.   In  selecting  equity  investments  for  the  Fund's
portfolio,  the portfolio  manager  currently uses a value  investing  style. In using a value  approach,  the  portfolio  manager  seeks stock and other  equity securities that appear to be temporarily  undervalued by various measures,  such as  price/earnings  ratios.  This  approach  is  subject  to change  and may not necessarily  be used in all cases.  Value  investing  seeks stocks having prices that are low in  relation to their real worth or future  prospects,  in the hope that the Fund will realize  appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

     Using  value  investing  requires  research as to the  issuer's  underlying financial  condition and prospects.  Some of the measures used to identify these securities include, among others:

     o Price/Earnings  ratio, which is the stock's price divided by its earnings per share.  A stock  having a  price/earnings  ratio  lower than its  historical range,  or the  market  as a whole  or  that of  similar  companies,  may  offer attractive investment opportunities.

     o  Price/book  value  ratio,  which is the stock price  divided by the book value of the company per share,  which  measures  the  company's  stock price in relation to its asset value.

     o Dividend  Yield is measured by dividing the annual  dividend by the stock price per share.

     o Valuation of Assets,  which  compares the stock price to the value of the company's underlying assets,  including their projected value in the marketplace and liquidation value.

     o Preferred  Stocks.  Preferred  stock,  unlike common stock,  has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends
may  be  cumulative   or   non-cumulative,   participating,   or  auction  rate.
"Cumulative"  dividend  provisions  require  all or a  portion  of prior  unpaid dividends to be paid before  dividends can be paid on the issuer's common stock.
Preferred  stock  may be  "participating"  stock,  which  means  that  it may be entitled to a dividend exceeding the stated dividend in certain cases.

     If interest rates rise, the fixed dividend on preferred  stocks may be less attractive,  causing the price of preferred  stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions  prior to maturity,  which also have a negative  impact on prices when interest  rates  decline.  Preferred  stock also generally has a preference over common stock on the distribution of a corporation's  assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's  assets in the event of a liquidation are generally  subordinate to the rights associated with a corporation's debt securities.

     o Rights and Warrants.  Warrants  basically are options to purchase  equity securities at specific prices valid for a specific period of time.  Their prices do not  necessarily  move parallel to the prices of the  underlying  securities.
Rights are similar to  warrants,  but  normally  have a short  duration  and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting  rights,  receive no dividends  and have no rights with respect to the assets of the issuer. The Fund will not invest more than 5% of its net assets in warrants. That limit does not apply to warrants that have been acquired in units or attached to other securities.

     o Convertible  Securities.  Convertible securities are debt securities that are  convertible  into an issuer's  common stock.  Convertible  securities  rank senior to common stock in a  corporation's  capital  structure and therefore are subject to less risk than common  stock in case of the  issuer's  bankruptcy  or liquidation.

     The value of a convertible security is a function of its "investment value"
and its  "conversion  value." If the  investment  value  exceeds the  conversion value,  the security will behave more like a debt  security,  and the security's price will likely  increase  when  interest  rates fall and decrease  when rates rise. If the conversion  value exceeds the investment  value,  the security will behave more like an equity  security:  it will likely sell at a premium over its conversion  value, and its price will tend to fluctuate  directly with the price of the underlying security.

     While some  convertible  securities  are a form of debt  security,  in many cases their conversion feature (allowing  conversion into equity securities) may cause them to be regarded by the Sub-Adviser more as "equity  equivalents." As a result,  the credit  rating  assigned  to the  security  has less  impact on the
Sub-Adviser's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities.  Convertible securities are subject  to the  credit  risks and  interest  rate  risks  described  below.  To
determine  whether   convertible   securities  should  be  regarded  as  "equity
equivalents," the Sub-Adviser may consider the following  factors:

     (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,

     (2) whether  the issuer of the  convertible  securities  has  restated  its earnings per share of common stock on a fully  diluted  basis  (considering  the effect of conversion of the convertible securities), and

     (3) the extent to which the convertible security may be a defensive "equity substitute,"  providing the ability to  participate in any  appreciation  in the price of the issuer's common stock.

     |X|  Investments  in Debt  Securities.  The Fund can invest in a variety of domestic and foreign debt  securities  including  bonds,  notes,  debentures and other debt securities,  including U.S. government securities. It can also invest in short-term  debt  securities  primarily for liquidity or defensive  purposes.
Because the Fund currently emphasizes investments in equity securities,  such as stocks, it is not anticipated that more than 25% of the Fund's total assets will be invested in debt securities under normal market conditions.

     Foreign  debt  securities  are  subject to the risks of  foreign  investing described  below.  In general,  domestic  and foreign debt  securities  are also subject to credit risk and interest rate risk.

     o Credit  Risk.  Credit risk relates to the ability of the issuer of a debt security to meet interest and principal payment  obligations as they become due.
In making  investments  in debt  securities,  the  Sub-Adviser  may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's creditworthiness.  The Fund's debt investments can include investment grade and below investment-grade bonds (commonly referred to as "junk bonds").  Investment-grade  bonds  are  bonds  rated at least  "Baa" by  Moody's
Investors  Service,  Inc.  ("Moody's"),  at least "BBB" by Standard & Poor's
Rating Service ("Standard & Poor's") or Fitch, Inc., or that have comparable ratings by another nationally recognized statistical rating organization. If the securities  the Fund  buys are  unrated,  to be  considered  part of the  Fund's holdings of  investment-grade  securities they must be judged by the Sub-Adviser to be of  comparable  quality  to bonds  rated as  investment  grade by a rating organization.  The debt security  ratings  definitions of the principal  ratings organizations are included in Appendix A to this SAI.

     o Interest  Rate Risk.  Interest  rate risk refers to the  fluctuations  in value of debt securities  resulting from the inverse  relationship between price and yield.  For  example,  an  increase in general  interest  rates will tend to reduce  the  market  value of  already-issued  fixed-income  investments,  and a decline  in  general  interest  rates  will tend to  increase  their  value.  In addition,  debt  securities  with longer  maturities,  which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     Fluctuations in the market value of the Fund's  portfolio  securities after the Fund buys them normally do not affect the interest  income  payable on those securities (unless the security's  interest is payable on a variable rate pegged to particular interest rate changes).  However, those price fluctuations will be reflected in the  valuations  of the  securities,  and  therefore the Fund's net asset values will be affected by those fluctuations.

     o U.S. Government Securities.  These are securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered  corporate entities  referred to as  "instrumentalities."  Obligations  of U.S.  government agencies or instrumentalities  (including mortgage-backed securities) may or may not be  guaranteed  or  supported  by the "full  faith and credit" of the United
States.  "Full faith and credit"  means  generally  that the taxing power of the
U.S. government is pledged to the payment of interest and repayment of principal on a security.  Some are obligations backed by the right of the issuer to borrow from  the  U.S.  Treasury;  others,  by  discretionary  authority  of  the  U.S.
government  to purchase the  agencies'  obligations;  while others are supported only by the credit of the instrumentality.

     All U.S.  Treasury  obligations  are backed by the full faith and credit of the United States. If the securities are not backed by the full faith and credit of the United States,  the owner of the securities must look  principally to the agency  issuing the  obligation  for repayment and might not be able to assert a claim against the United States in the event that the agency or  instrumentality does  not meet its  commitment.  The Fund  will  invest  in  securities  of U.S.
government agencies and instrumentalities only when the Sub-Adviser is satisfied that the credit risk with respect to such agency or instrumentality is minimal.

     o  Special  Risks of  Lower-Grade  Securities.  While  it is not  currently anticipated  that the Fund will  invest  more  than 25% of its  total  assets in lower-grade  debt  securities,  the Fund can  invest a portion  of its assets in these  securities.  Because  lower-grade  securities tend to offer higher yields
than  investment-grade   securities,   the  Fund  could  invest  in  lower-grade
securities  if the  Sub-Adviser  is trying to achieve  greater  income.  In some cases,  the  appreciation  possibilities  of lower-grade  securities  might be a reason they are selected for the Fund's portfolio.

     "Lower-grade"  debt  securities are those rated below  "investment  grade,"
which  means they have a rating  lower than "Baa" by Moody's or lower than "BBB"
by Standard & Poor's or Fitch,  Inc., or similar ratings by other nationally recognized rating organizations.  If they are unrated, and are determined by the
Sub-Adviser  to  be  of  comparable  quality  to  debt  securities  rated  below investment  grade, they are included in determining the percentage of the Fund's assets that can be invested in  lower-grade  securities.  The Fund can invest in securities rated as low as "C" or "D."

     Some of the special credit risks of lower-grade securities are discussed in the  Prospectus.  There is a greater  risk that the  issuer  may  default on its obligation to pay interest or to repay  principal than in the case of investment grade securities.  The issuer's low  creditworthiness may increase the potential for its  insolvency.  An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn.  An economic downturn or an increase in interest rates could severely  disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the  ability of  issuers  to pay  interest  or repay  principal.  In the case of foreign  high yield bonds,  these risks are in addition to the special  risks of foreign investing discussed in the Prospectus and in this SAI.

     However, the Fund's limitations on these investments may reduce some of the risks to the Fund, as will the Fund's policy of  diversifying  its  investments.
Additionally,  to the  extent  they can be  converted  into  stock,  convertible securities may be less subject to some of these risks than  non-convertible high yield bonds,  since stock may be more liquid and less  affected by some of these risk factors.

     While securities  rated "Baa" by Moody's or "BBB" by Standard &  Poor's or Fitch,  Inc. are investment  grade and are not regarded as junk bonds,  those
securities  may  be  subject  to  special  risks,   and  have  some  speculative
characteristics.

     |X| Money Market  Instruments.  The following is a brief description of the types of money  market  securities  the Fund can invest in.  Those money  market securities are high-quality,  short-term debt instruments that are issued by the
U.S.  government,  corporations,  banks or other entities.  They may have fixed, variable or floating interest rates.

     o  U.S.  Government   Securities.   These  include  obligations  issued  or
guaranteed by the U.S.  government or any of its agencies or  instrumentalities, described above.

     o Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances.  Time deposits,  other than overnight deposits, may be subject  to  withdrawal  penalties  and,  if  so,  they  are  deemed  "illiquid"
investments.

     The Fund can  purchase  bank  obligations  that are  fully  insured  by the
Federal Deposit Insurance  Corporation.  The FDIC insures the deposits of member banks up to $100,000 per account.  Insured bank  obligations  may have a limited market and a particular  investment of this type may be deemed "illiquid" unless the Board of Directors of the Fund  determines that a  readily-available  market exists for that  particular  obligation,  or unless the obligation is payable at principal  amount plus  accrued  interest  on demand or within  seven days after demand.

     o Commercial  Paper. The Fund can invest in commercial paper if it is rated within the top two rating  categories of Standard &  Poor's and Moody's.  If the paper is not  rated,  it may be  purchased  if issued by a company  having a credit rating of at least "AA" by Standard & Poor's or "Aa" by Moody's.

     The  Fund  can buy  commercial  paper,  including  U.S.  dollar-denominated securities of foreign  branches of U.S.  banks,  issued by other entities if the commercial  paper  is  guaranteed  as  to  principal  and  interest  by a  bank, government or corporation whose  certificates of deposit or commercial paper may otherwise be purchased by the Fund.

     o Variable  Amount Master  Demand Notes.  Master demand notes are corporate obligations  that permit the  investment of  fluctuating  amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower.  They permit daily changes in the amounts  borrowed.  The Fund has the right to increase  the amount  under the note at any time up to the full amount provided by the note agreement,  or to decrease the amount.  The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

     Because these notes are direct lending  arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary  market for these notes,  although they are redeemable (and thus are  immediately  repayable by the borrower) at principal  amount,  plus accrued interest,  at any time.  Accordingly,  the Fund's  right to redeem such notes is dependent  upon the ability of the  borrower to pay  principal  and  interest on demand.

     The Fund has no  limitations  on the type of issuer  from whom these  notes will be purchased.  However, in connection with such purchases and on an ongoing basis,  the  Sub-Adviser  will consider the earning  power,  cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand,  including  a  situation  in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities,  described in the Prospectus, unless they have a demand feature  permitting  them to be put back to the issuer within  seven days.  The Fund does not intend that its  investments  in variable amount master demand notes will exceed 5% of its total assets.

     |X| Foreign  Securities.  The Fund can purchase  equity and debt securities issued by foreign companies or foreign  governments or their agencies.  "Foreign securities"  include equity and debt securities of companies organized under the laws of countries  other than the United  States and debt  securities of foreign governments and their agencies and  instrumentalities.  Those  securities may be traded  on  foreign  securities  exchanges  or in the  foreign  over-the-counter markets.

     Securities of foreign issuers that are  represented by American  Depository
Receipts,  European Depository Receipts or Global Depository  Receipts,  or that are listed on a U.S. securities exchange or traded in the U.S.  over-the-counter markets,  are  considered  "foreign  securities"  for the  purpose of the Fund's investment allocations.  That is because they are subject to many of the special considerations  and risks,  discussed  below,  that apply to foreign  securities traded and held abroad.

     Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income  the Fund has  available  for  distribution.
Because a portion of the Fund's  investment  income may be  received  in foreign currencies,  the Fund will be required to compute its income in U.S. dollars for distribution  to  shareholders,  and  therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency  losses may result in the Fund's  having  distributed  more income in a particular fiscal period than was available from investment income,  which could result in a return of capital to shareholders.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer growth  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.  The Fund  will  hold  foreign  currency  only in  connection  with the purchase or sale of foreign securities.

     o Foreign Debt Obligations. The debt obligations of foreign governments and their  agencies  and  instrumentalities  may or may not be supported by the full faith and credit of the foreign  government.  The Fund may buy securities issued by certain  "supra-national"  entities,  which  include  entities  designated or supported by  governments to promote  economic  reconstruction  or  development, international  banking  organizations and related government agencies.  Examples are the International Bank for  Reconstruction and Development  (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development
Bank.

     The   governmental   members   of   these   supra-national   entities   are
"stockholders" that typically make capital contributions and may be committed to make  additional  capital  contributions  if the  entity  is unable to repay its borrowings.  A supra-national  entity's  lending  activities may be limited to a percentage  of its  total  capital,  reserves  and net  income.  There can be no assurance that the constituent  foreign  governments will continue to be able or willing to honor their capitalization commitments for those entities.

     o Risks of Foreign  Investing.  Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:

     o reduction of income by foreign taxes;

     o fluctuation  in value of foreign  investments  due to changes in currency rates or currency  control  regulations  (for example,  currency  blockage),  or currency  devaluation;

     o transaction  charges for currency exchange;

     o lack of public information about foreign issuers;

     o lack of uniform accounting, auditing and financial reporting standards in foreign  countries  comparable to those applicable to domestic  issuers;

     o less  volume  on  foreign  exchanges  than on U.S.  exchanges;

     o greater  volatility  and less  liquidity  on foreign  markets than in the
U.S.;

     o less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;  o greater  difficulties  in  commencing  lawsuits;

     o higher brokerage  commission rates than in the U.S.;

     o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio  securities;

     o possibilities in some countries of expropriation,  confiscatory taxation, political, financial or social instability or adverse diplomatic developments;

     o unfavorable  differences between the U.S. economy and foreign economies

     o foreign withholding taxes; and o foreign exchange contracts.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

     o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia,
New  Zealand and Japan.  There may be even less  liquidity  in their  securities markets,  and settlements of purchases and sales of securities may be subject to additional  delays.  They are  subject to greater  risks of  limitations  on the repatriation of income and profits because of currency  restrictions  imposed by local  governments.  Those  countries may also be subject to the risk of greater political and economic  instability,  which can greatly affect the volatility of prices of securities in those  countries.  The  Sub-Adviser  will consider these factors when evaluating securities in these markets.

     o Passive  Foreign  Investment  Companies.  Some securities of corporations domiciled  outside  the U.S.  which  the Fund may  purchase,  may be  considered passive foreign  investment  companies  ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth  companies  or  "start-up"  companies.  For  federal tax  purposes,  a corporation is deemed a PFIC if 75% or more of the foreign  corporation's  gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce  passive  income.  Passive  income is further defined as any income to be considered  foreign personal holding company income within the subpart F provisions  defined byss.954 of the Internal Revenue
Code.

     Investing in PFICs involves the risks  associated with investing in foreign securities,  as described above.  There are also the risks that the Fund may not realize  that a foreign  corporation  it  invests in is a PFIC for  federal  tax purposes.  Federal tax laws impose  severe tax penalties for failure to properly report  investment income from PFICs.  Following  industry  standards,  the Fund makes every  effort to ensure  compliance  with  federal tax  reporting of these investments.  PFICs are  considered  foreign  securities for the purposes of the
Fund's minimum  percentage  requirements  or limitations of investing in foreign securities.

     Subject  to the  limits  under  the  Investment  Company  Act of 1940  (the
"Investment Company Act") and under its own non-fundamental  policies,  the Fund may also  invest in foreign  mutual  funds which are also  deemed  PFICs  (since nearly  all of the  income  of a  mutual  fund  is  generally  passive  income).
Investing  in these  types of PFICs  may allow  exposure  to  varying  countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

     In  addition  to bearing  their  proportionate  share of a fund's  expenses
(management fees and operating expenses), shareholders will also indirectly bear similar  expenses  of such  entities.  Additional  risks of  investing  in other investment  companies are described below under  "Investment in Other Investment
Companies."

     |X| Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Fund  traded its  portfolio  securities  during its last  fiscal  year.  For example,  if a fund sold all of its  securities  during the year,  its portfolio turnover rate would have been 100% annually.  The Fund's portfolio turnover rate will  fluctuate  from  year to year,  but the Fund  does  not  expect  to have a portfolio  turnover rate of 100% or more.  Increased  portfolio turnover creates higher  brokerage  and  transaction  costs for the Fund,  which may  reduce  its overall performance. Additionally, the realization of capital gains from selling portfolio  securities may result in distributions of taxable  long-term  capital gains to  shareholders,  since  the Fund  will  normally  distribute  all of its capital  gains  realized  each year to avoid  excise  taxes  under the  Internal
Revenue Code.

     Other Investment Techniques and Strategies.  In seeking its objective,  the
Fund  may  from  time to  time  use  the  types  of  investment  strategies  and investments  described  below. It is not required to use all of these strategies at all times and at times may not use them.

     |X|  Investing  in  Small,  Unseasoned  Companies.  The Fund may  invest in securities of small, unseasoned companies. These are companies that have been in
operation  for  less  than  three  years,   including  the   operations  of  any
predecessors.  Securities  of these  companies  may be subject to  volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them.  Other investors that own a security issued by a small, unseasoned  issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might  otherwise be  obtained.  These are  speculative  securities  and can  increase  the Fund's overall portfolio risks.

     |X| Investment in Other Investment  Companies.  The Fund can also invest in the securities of other investment companies,  which can include open-end funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company  Act  that  apply to those  types of  investments.  For example,  the Fund can  invest in  Exchange-Traded  Funds,  which are  typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund might do so as a way of  gaining  exposure  to the  segments  of the  equity  or fixed-income  markets  represented by the Exchange-Traded  Fund's portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

     Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Fund  does not  intend  to  invest  in other  investment  companies  unless  the
Sub-Adviser  believes that the potential  benefits of the investment justify the payment of any premiums or sales  charges.  As a  shareholder  in an  investment company,  the Fund  would be  subject to its  ratable  share of that  investment company's expenses,  including its advisory and administration  expenses. At the same time, the Fund would bear its own management fees and other  expenses.  The
Fund does not  anticipate  investing a  substantial  amount of its net assets in shares of other investment companies.

     |X| "When-Issued" and "Delayed-Delivery"  Transactions. The Fund can invest in securities on a "when-issued"  basis and can purchase or sell securities on a
"delayed-delivery"    or   "forward    commitment"   basis.    When-issued   and
delayed-delivery  are terms that refer to  securities  whose terms and indenture are  available  and for which a market  exists,  but which are not available for immediate delivery. The Fund limits its when-issued commitments to not more than
15% of its net assets.

     When  such  transactions  are  negotiated,  the price  (which is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the  securities  take place at a later date.  The securities are subject  to change in value from  market  fluctuations  during the period  until settlement.  The value at  delivery  may be less than the  purchase  price.  For example,  changes in interest  rates in a direction  other than that expected by the Sub-Adviser  before  settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, the Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security as settlement.  There is a risk of loss to the Fund if the value of the security  changes  prior to the  settlement date, and there is the risk that the other party may not perform.

     The Fund  will  engage  in  when-issued  transactions  to  secure  what the
Sub-Adviser  considers  to be an  advantageous  price  and  yield at the time of entering  into the  obligation.  When  the Fund  enters  into a  when-issued  or delayed-delivery  transaction,  it  relies on the other  party to  complete  the transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain  the  security  at a price  and  yield the  Sub-Adviser  considers  to be advantageous.

     When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling  securities  consistent with its investment  objective and policies for its portfolio or for delivery pursuant to options  contracts it has entered  into,  and not for the purpose of  investment leverage.  Although  the Fund will enter into  delayed-delivery  or  when-issued purchase  transactions  to acquire  securities,  it may dispose of a  commitment prior to  settlement.  If the Fund  chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition  or to  dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

     At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security  purchased in determining  the Fund's net asset value. In a sale transaction,  it records the proceeds to be received. The
Fund will  identify  on its books  liquid  assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

     When-issued and delayed-delivery  transactions can be used by the Fund as a defensive  technique to hedge against  anticipated changes in interest rates and prices.  For instance,  in periods of rising  interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its  exposure  to  anticipated  falling  prices.  In periods of falling  interest  rates  and  rising  prices,  the Fund  might  sell  portfolio securities  and  purchase the same or similar  securities  on a  when-issued  or delayed-delivery basis to obtain the benefit of currently higher cash yields.

     |X|  Repurchase  Agreements.  The Fund can  acquire  securities  subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

     In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Fund's investment manager,  OppenheimerFunds,  Inc. (the
"Manager") from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's limits on holding illiquid  investments.  There is no limit on the amount of the Fund's net assets  that may be subject to  repurchase  agreements  having maturities of seven days or less.

     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value
of  the  collateral  must  equal  or  exceed  the  repurchase   price  to  fully
collateralize the repayment obligation.  However, if the vendor fails to pay the resale price on the delivery  date, the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do
so. The Sub-Adviser will monitor the vendor's  creditworthiness  to confirm that the vendor is financially sound and will  continuously  monitor the collateral's value.

     Pursuant  to an  exemptive  order  issued by the  Securities  and  Exchange
Commission  ("SEC"),  the Fund, along with other affiliated  entities managed by the  Manager,  may  transfer  uninvested  cash  balances  into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase agreements,  secured by U.S. government securities.  Securities that are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

     o  Reverse  Repurchase  Agreements.  The  Fund can use  reverse  repurchase agreements and would normally do so as a cash management  tool. These agreements create leverage, a speculative investment technique. The Fund does not currently use reverse repurchase  agreements,  but may do so in the future.  When the Fund enters into a reverse repurchase agreement, it segregates on its books an amount of cash or U.S.  government  securities  equal in value to the purchase price of the securities it has committed to buy, plus accrued interest, until the payment is  made to the  seller.  Before  the  Fund  enters  into a  reverse  repurchase agreement, the Manager evaluates the creditworthiness of the seller, typically a bank or broker-dealer. Reverse repurchase agreements are considered to be a form of borrowing by the Fund and are subject to the Fund's limitations on borrowing.

     These  agreements  are subject to certain  risks.  The market  value of the securities  retained in lieu of sale by the Fund may decline more or  appreciate more than the securities  the Fund has sold but is obligated to  repurchase.  If the buyer of the securities  under the agreement files for bankruptcy or becomes insolvent, there may be delays in the Fund's use of the proceeds.

     |X|  Illiquid  and  Restricted  Securities.  To enable the Fund to sell its holdings of a restricted  security not registered  under  applicable  securities laws, the Fund may have to cause those securities to be registered. The expenses of  registering  restricted  securities  may be  negotiated by the Fund with the issuer at the time the Fund  buys the  securities.  When the Fund  must  arrange registration because the Fund wishes to sell the security, a considerable period may elapse  between the time the  decision is made to sell the  security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

     The Fund may also acquire restricted securities through private placements.
Those  securities have  contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

     The Fund has limitations that apply to purchases of restricted  securities, as  stated  in the  Prospectus.  Those  percentage  restrictions  do  not  limit purchases  of  restricted  securities  that are  eligible  for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities  have been determined to be liquid by the Manager and the Sub-Adviser under Board-approved guidelines.  Those guidelines take into account the trading
activity  for  such  securities  and  the   availability  of  reliable   pricing
information,  among other factors.  If there is a lack of trading  interest in a particular  Rule 144A  security,  the Fund's  holdings of that  security  may be considered to be illiquid.

     |X|  Loans of  Portfolio  Securities.  The  Fund  may  lend  its  portfolio securities pursuant to the Securities Lending Agreement (the "Securities Lending
Agreement")  with JP Morgan  Chase,  subject to the  restrictions  stated in the
Prospectus.  The Fund will lend such portfolio securities to attempt to increase the  Fund's  income.  Under the  Securities  Lending  Agreement  and  applicable regulatory requirements (which are subject to change), the loan collateral must, on each  business  day, be at least equal to the value of the loaned  securities and must  consist  of cash,  bank  letters of credit or  securities  of the U.S.
government (or its agencies or instrumentalities),  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit  must  obligate a bank to pay to JP Morgan  Chase,  as agent,  amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms of the  letter of credit and the  issuing  bank must be  satisfactory  to JP Morgan
Chase and the Fund. The Fund will receive,  pursuant to the  Securities  Lending
Agreement,  80% of all annual net income (i.e.,  net of rebates to the Borrower)
from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the  obligations  of borrowers to return loaned  securities  and to be responsible  for  expenses  relating  to  securities  lending.  The Fund will be
responsible,   however,  for  risks  associated  with  the  investment  of  cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested  defaults.  The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days' written notice. The terms of the Fund's  loans must also meet  applicable  tests under the  Internal
Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

     Borrowing and Leverage. The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any  exemption  therefrom  that is  applicable  to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.  Borrowing may  entail  "leverage,"  and  may be a  speculative  investment  strategy.  Any borrowing will be made only from banks and,  pursuant to the requirements of the
Investment  Company  Act,  will be made only to the extent that the value of the
Fund's assets, less its liabilities other than borrowings,  is equal to at least
300% of all  borrowings  including the proposed  borrowing.  If the value of the
Fund's assets, when computed in that manner,  should fail to meet the 300% asset coverage requirement,  the Fund is required within three days to reduce its bank debt to the extent  necessary to meet that coverage  requirement.  To do so, the
Fund may  have to sell a  portion  of its  investments  at a time  when it would otherwise not want to sell the securities. Interest on money the Fund borrows is an  expense  the Fund  would not  otherwise  incur,  so that  during  periods of substantial  borrowings,  its expenses  may  increase  more than the expenses of funds that do not  borrow.  The use of leverage  also may make the Fund's  share prices more sensitive to interest rate changes.

     o  Hedging.  Although  the  Fund  can use  hedging  instruments,  it is not obligated  to  use  them  in  seeking  its  objective.  It  does  not  currently contemplate  using them to any significant  degree.  The Fund may use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to  permit  the  Fund to  retain  unrealized  gains in the  value  of  portfolio securities  which have  appreciated,  or to facilitate  selling  securities  for investment reasons. To do so, the Fund could:

o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures.

     The Fund can use hedging to establish a position in the  securities  market as a temporary substitute for purchasing particular securities. In that case the
Fund would  normally seek to purchase the  securities  and then  terminate  that hedging  position.  The Fund  might  also use this type of hedge to  attempt  to protect against the possibility that its portfolio securities would not be fully included  in a rise in value of the  market.  To do so,  the Fund  could:

     o buy futures, or

     o buy calls on such futures or on securities.

     The Fund's  strategy of hedging with futures and options on futures will be incidental  to  the  Fund's  activities  in  the  underlying  cash  market.  The particular  hedging  instruments the Fund can use are described  below. The Fund may employ new hedging  instruments and strategies  when they are developed,  if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

     o Futures.  The Fund can buy and sell futures  contracts that relate to (1)
broadly-based  stock indices  (these are referred to as "stock index  futures"),
(2) foreign  currencies (these are referred to as "forward  contracts"),  (3) an individual  stock  ("single  stock  futures")  and (4)  commodities  (these  are referred to as "commodity futures").

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  These  indices  may in some  cases be based on stocks of  issuers in a particular  industry  or group of  industries.  A stock index  assigns  relative values to the common  stocks  included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold directly.  These contracts  obligate the seller to deliver, and the purchaser to take, cash to settle the futures transactions.  There is no delivery made of the  underlying  securities  to settle the futures  obligation.
Either  party may also settle the  transaction  by entering  into an  offsetting contract.

     A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified  equity  security  to settle the futures  transaction.
Either  party  could  also enter into an  offsetting  contract  to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

     The Fund can invest a portion of its assets in commodity futures contracts.
Commodity  futures  may be based upon  commodities  within  five main  commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which  includes  cattle and hogs;  (3)  agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes  aluminum,  copper,  lead, nickel, tin and zinc; and (5)
precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures  contracts,  options on futures contracts and options and  futures on  commodity  indices  with  respect to these five main  commodity groups and the individual  commodities within each group, as well as other types of commodities.

     No  money is paid or  received  by the  Fund on the  purchase  or sale of a future. Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited with the Fund's custodian bank in an account  registered in the futures broker's name.  However, the  futures  broker  can gain  access  to that  account  only  under  specified conditions.  As the future is marked to market (that is, its value on the Fund's books is  changed) to reflect  changes in its market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the futures  broker daily.

     At any time prior to expiration of the future,  the Fund may elect to close out  its  position  by  taking  an  opposite  position,  at  which  time a final determination  of variation  margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.  All futures  transactions (except forward contracts)
are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

     o Put and Call  Options.  The Fund  can buy and sell  certain  kinds of put options  ("puts")  and  call  options  ("calls").  The  Fund  can buy  and  sell exchange-traded and over-the-counter put and call options,  including options on broadly-based  stock  indices,  securities,  foreign  currencies and stock index futures.

     o Writing Covered Call Options.  The Fund can write (that is, sell) covered calls.  If the Fund sells a call  option,  it must be  covered.  For  options on securities,  that means the Fund must own the security subject to the call while the call is  outstanding.  For stock index options,  that means the call must be covered  by  identifying  liquid  assets  to  enable  the  Fund to  satisfy  its obligations  if the call is exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

     When the Fund writes a call on a security,  it receives  cash (a  premium).
For calls on securities,  the Fund agrees to sell the  underlying  security to a purchaser of a corresponding call on the same security during the call period at a fixed  exercise  price  regardless  of market  price  changes  during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call  period.  That risk may be offset to some  extent by the  premium  the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse  without  being  exercised.  In that case the
Fund would keep the cash premium and the investment.

     When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of a call on a stock index  exercises  it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price,  multiplied by a specified  multiple that  determines the total value of the call for each point of  difference.  If the value of the underlying investment  does not rise above the call price,  it is likely that the call will lapse  without  being  exercised.  In that  case  the Fund  would  keep the cash premium.

     Settlement  of puts and calls on  broadly-based  stock  indices is in cash.
Gain or loss on  options  on stock  indices  depends  on changes in the index in question (and thus on price movements in the stock market generally).

     The  Fund's  custodian  bank,  or a  securities  depository  acting for the custodian bank,  will act as the Fund's escrow agent,  through the facilities of the Options  Clearing  Corporation  ("OCC"),  as to the investments on which the
Fund has written  calls  traded on exchanges  or as to other  acceptable  escrow securities.  In that way, no margin will be required for such transactions.  The
OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

     If the Fund writes an  over-the-counter  ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  government  securities  dealer which will establish  a formula  price at which the Fund  will have the  absolute  right to repurchase  that OTC option.  The  formula  price will  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is "in the  money").  If the Fund writes an OTC  option,  it will treat  as  illiquid  (for  purposes  of  its  restriction  on  holding  illiquid securities)  the  mark-to-market  value of any OTC  option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option  transaction costs and the premium received on the call the Fund wrote is more or less  than the  price of the call the Fund  purchases  to close  out the transaction.  The Fund may  realize  a profit if the call  expires  unexercised, because the Fund will retain the premium it received when it wrote the call. Any such profits are  considered  short-term  capital  gains for Federal  income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary  income.  If the Fund cannot  effect a closing  purchase transaction  due to the lack of a  market,  it will  have to hold  the  escrowed assets in escrow until the call expires or is exercised.

     The Fund may also  write  calls on a futures  contract  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is  written,  the  Fund  must  cover  the call by  identifying  an equivalent  dollar amount of liquid  assets on the Fund's  books.  The Fund will identify  additional  liquid assets if the value of the identified  assets drops below 100% of the current  value of the future.  Because of the  requirement  to identify  liquid  assets,  in no  circumstances  would the Fund's  receipt of an exercise  notice  as to that  future  require  the  Fund to  deliver  a  futures contract.  It would simply put the Fund in a short  futures  position,  which is permitted by the Fund's hedging policies.

     o Writing  Put  Options.  The Fund can sell put  options on stock  indices, foreign  currencies  or stock index  futures.  If the Fund writes a put, the put must be covered by identified  liquid assets on the Fund's books.  The Fund will not write puts if, as a result,  more than 25% of the  Fund's  net assets  would have to be identified to cover such put options.

     The premium the Fund  receives from writing a put  represents a profit,  as long as the price of the  underlying  investment  remains  equal to or above the exercise price of the put. However,  the Fund also assumes the obligation during the option period to settle the transaction in cash with the buyer of the put at the exercise price,  even if the value of the underlying  investment falls below the exercise price. If a put the Fund has written expires unexercised,  the Fund realizes  a gain  in the  amount  of the  premium  less  the  transaction  costs incurred.  If the put is  exercised,  the Fund must  fulfill its  obligation  to settle in cash at the exercise price.  That price will usually exceed the market value of the investment at that time.

     As long as the Fund's  obligation  as the put writer  continues,  it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That  notice  will  require  the Fund to settle the  transaction  in cash at the exercise  price.  The Fund has no control over when it may be required to settle the  transaction,  since it may be assigned an exercise notice at any time prior to the  termination of its obligation as the writer of the put. That  obligation terminates  upon  expiration  of the put. It may also  terminate  if,  before it receives an exercise notice, the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

     The Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has  written.  The Fund will  realize a profit or loss from a closing purchase transaction depending on whether the cost of the  transaction  is less or more than the premium  received from writing the put option.  Any profits  from writing puts are  considered  short-term  capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

     o  Purchasing  Puts and  Calls.  The Fund can buy  calls on  securities  it intends to purchase and puts on securities  that it owns.  The Fund may purchase calls to protect  against the  possibility  that the Fund's  portfolio  will not participate in an anticipated rise in the securities market.

     When the Fund buys a call (other than in a closing  purchase  transaction), it pays a  premium.  Buying a call on a  security  or future  gives the Fund the right to buy the underlying  investment from a seller of a corresponding call on the same investment  during the call period at a fixed exercise price.  The Fund benefits  only if it sells the call at a profit or if,  during the call  period, the market price of the underlying investment is above the sum of the call price plus  the  transaction  costs  and the  premium  paid  for the call and the Fund exercises  the call.  If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

     In the case of a purchase of a call on a stock index, if the Fund exercises the call during the call period,  a seller of a  corresponding  call on the same index  will pay the Fund an  amount of cash to  settle  the call if the  closing level of the  stock  index  upon  which  the call is based is  greater  than the exercise price of the call. That cash payment is equal to the difference between the  closing  price  of the  call and the  exercise  price  of the call  times a specified  multiple (the  "multiplier")  which determines the total dollar value for each point of difference.

     When the Fund buys a put,  it pays a premium.  It has the right  during the put period to require a seller of a corresponding  put, upon the Fund's exercise of its put, to buy the underlying security (in the case of puts on securities or futures) or in the case of puts on stock indices, to deliver cash to the Fund to settle  the put if the  closing  level of the stock  index upon which the put is based  is less  than  the  exercise  price  of the put.  That  cash  payment  is determined by the multiplier, in the same manner as described above as to calls.

     Buying  a put on a  security  or  future  enables  the  Fund  to  sell  the underlying  investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise  price.  Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect  itself  during the put period against a decline in the value of the underlying investment below the exercise price by selling the  underlying  investment at the exercise price to a seller of a corresponding put. If the market price of the underlying  investment is equal  to or above  the  exercise  price  and,  as a  result,  the put is not exercised or resold,  the put will become  worthless at its expiration  date. In that case the Fund will  have  paid the  premium  but lost the right to sell the underlying  investment.  However,  the  Fund  may  sell  the  put  prior  to its expiration. That sale may or may not be at a profit.

     Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits the Fund to resell the put or to buy the underlying  investment and sell it at the exercise  price.  The resale price will vary inversely to the price of the  underlying  investment.  If the  market  price  of the  underlying investment  is  above  the  exercise  price  and,  as a  result,  the put is not exercised, the put will become worthless on its expiration date.

     When the Fund  purchases a put on a stock index,  the put protects the Fund to the extent that the index moves in a similar  pattern to the  securities  the
Fund holds.  The Fund can resell the put.  The resale price of the put will vary inversely  with the price of the underlying  investment.  If the market price of the underlying  investment is above the exercise price,  and as a result the put is not exercised,  the put will become  worthless on the expiration date. In the event of a  decline  in  price  of the  underlying  investment,  the Fund  could exercise  or sell the put at a profit to  attempt  to offset  some or all of its loss on its portfolio securities.

     The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

     o Buying and Selling  Options on Foreign  Currencies.  The Fund can buy and
sell  calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major  recognized  dealers in such options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities  and increases in the dollar cost of foreign  securities the
Fund wants to acquire.

     If the  Sub-Adviser  anticipates  a rise in the  dollar  value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those  securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Sub-Adviser anticipates a decline in the dollar value of a foreign  currency,  the  decline  in the  dollar  value of  portfolio securities  denominated  in that currency  might be partially  offset by writing calls or purchasing puts on that foreign currency.  However,  the currency rates could  fluctuate in a direction  adverse to the Fund's  position.  The Fund will then have  incurred  option  premium  payments and  transaction  costs without a corresponding benefit.

     A call the Fund writes on a foreign  currency is "covered" if the Fund owns the  underlying  foreign  currency  covered by the call or has an  absolute  and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration  (or it can do so for  additional  cash  consideration  held in an identified  account) upon conversion or exchange of other foreign  currency held in its portfolio.

     o Risks of Hedging with Options and Futures. The use of hedging instruments requires  special  skills  and  knowledge  of  investment  techniques  that  are different  than  what  is  required  for  normal  portfolio  management.  If the
Sub-Adviser  uses a  hedging  instrument  at the  wrong  time or  judges  market conditions  incorrectly,  hedging  strategies may reduce the Fund's return.  The
Fund  could also  experience  losses if the prices of its  futures  and  options positions  were not  correlated  with its other  investments.  The Fund's option activities may affect its costs.

     The Fund's option  activities could affect its portfolio  turnover rate and brokerage commissions. The exercise of calls written by the Fund could cause the
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund could pay a brokerage  commission each time it buys a call or put, sells a call or put, or buys or sells an  underlying  investment  in  connection with the  exercise  of a call or put.  Those  commissions  could be  higher on a relative  basis  than  the  commissions  for  direct  purchases  or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could  result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Fund might experience  losses if it could not close out a position  because of an  illiquid market for the future or option.

     There is a risk in using  short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities.  The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's  securities.  For example,  it is possible that while the Fund has used hedging  instruments  in a short  hedge,  the market may advance  and the value of the  securities  held in the  Fund's  portfolio  might decline. If that occurred,  the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small  degree,  over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To  compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     The Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest in securities  because of concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

     o Forward  Contracts.  Forward  contracts  are  foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed  price.  The Fund  uses  them to "lock  in" the U.S.  dollar  price of a security  denominated in a foreign currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the
U.S.  dollar and a foreign  currency.  The Fund  limits its  exposure in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets denominated in that currency or a  closely-correlated  currency.  The
Fund may also use  "cross-hedging"  where the Fund  hedges  against  changes  in currencies other than the currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     The Fund may use forward  contracts to protect  against  uncertainty in the level of future exchange rates. The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund owns or intends  to  acquire,  but it does fix a rate of  exchange  in  advance.
Although  forward  contracts  may  reduce the risk of loss from a decline in the value of the hedged currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

     When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign  currency,  or when it anticipates  receiving  dividend payments in a foreign  currency,  the Fund might  desire to  "lock-in"  the U.S.
dollar  price of the  security or the U.S.  dollar  equivalent  of the  dividend payments.  To do so,  the Fund  could  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved in the  underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a  "transaction  hedge." The  transaction  hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period  between the date on which the  security is  purchased  or sold or on which the payment is  declared,  and the date on which the  payments are made or received.

     The Fund could also use forward  contracts to lock in the U.S. dollar value of  portfolio  positions.  This is  called  a  "position  hedge."  When the Fund believes that foreign currency may suffer a substantial decline against the U.S.
dollar, it could enter into a forward contract to sell an amount of that foreign currency  approximating  the  value  of  some  or all of  the  Fund's  portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S.  dollar may suffer a substantial  decline  against a foreign  currency,  it might enter into a forward  contract to buy that  foreign  currency  for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar  amount if the Fund believes that the U.S. dollar value of the foreign  currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.
That is referred to as a "cross hedge."

     The Fund will cover its short  positions in these cases by  identifying  on the Fund's books liquid assets  having a value equal to the aggregate  amount of the Fund's  commitment  under  forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a  net  exposure  to  such  contracts  if  the consummation  of the contracts  would  obligate the Fund to deliver an amount of foreign  currency in excess of the value of the Fund's  portfolio  securities or other  assets  denominated  in that  currency  or another  currency  that is the subject of the hedge.  However,  to avoid excess  transactions  and  transaction costs,  the Fund may maintain a net  exposure to forward  contracts in excess of the value of the Fund's  portfolio  securities  or other assets  denominated  in foreign  currencies  if the  excess  amount is  "covered"  by liquid  securities denominated  in any  currency.  The cover must be at least equal at all times to the amount of that excess.

     As one alternative, the Fund may purchase a call option permitting the Fund to  purchase  the  amount of foreign  currency  being  hedged by a forward  sale contract  at a price no higher  than the  forward  contract  price.  As  another alternative,  the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase  contract at a price as high or higher than the forward contact price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Sub-Adviser might decide to sell the  security  and  deliver  foreign  currency to settle the  original  purchase obligation.  If the  market  value of the  security  is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund  might have to purchase  additional  foreign  currency on the "spot"  (that is, cash) market to settle the security trade.  If the market value of the security  instead exceeds the amount of foreign  currency  the Fund is  obligated to deliver to settle the trade,  the Fund  might  have to sell on the  spot  market  some of the  foreign currency  received  upon  the sale of the  security.  There  will be  additional transaction costs on the spot market in those cases.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward contracts  in this  manner  might  reduce  the Fund's  performance  if there are unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered into such contracts.

     At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the security  and offset its  contractual  obligation  to deliver  the  currency  by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the  currency  that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same  amount of the same  currency  on the  maturity  date of the first contract.  The Fund would  realize a gain or loss as a result of  entering  into such an offsetting forward contract under either circumstance.  The gain or loss will  depend on the  extent  to which the  exchange  rate or rates  between  the currencies  involved moved between the execution dates of the first contract and offsetting contract.

     The costs to the Fund of engaging in forward  contracts varies with factors such as the  currencies  involved,  the  length of the  contract  period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal  basis,  no  brokerage  fees or  commissions  are  involved.
Because these  contracts  are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur  costs in doing  so.  Foreign  exchange  dealers  do not  charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign  currency  to the Fund at one  rate,  while  offering  a lesser  rate of  exchange  if the Fund  desires to resell  that  currency to the dealer.

     o  Regulatory  Aspects  of Hedging  Instruments.  The  Commodities  Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by
certain  regulated  entities  including  registered   investment  companies  and
consequently  registered  investment  companies may engage in unlimited  futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity  Exchange Act
("CEA").  The Fund may use futures  and  options  for  hedging  and  non-hedging purposes to the extent consistent with its investment  objective,  internal risk management  guidelines  adopted by the Fund's investment adviser (as they may be amended from time to time), and as otherwise set forth in the Fund's  Prospectus or this SAI.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities,  including other investment  companies having the same  adviser as the Fund (or an adviser  that is an affiliate of the Fund's adviser or  Sub-Adviser).  The exchanges also impose  position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Under SEC staff  interpretations  regarding  applicable  provisions  of the
Investment Company Act, when the Fund purchases a future, it must segregate cash or readily  marketable  short-term  debt  instruments  in an amount equal to the purchase  price of the future,  less the margin  deposit  applicable  to it. The account must be a segregated  account or accounts  held by the Fund's  custodian bank.

     o Tax Aspects of Certain  Hedging  Instruments.  Certain  foreign  currency exchange  contracts  in which the Fund may invest are treated as  "Section  1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are  characterized as 60% long-term and 40% short-term capital  gains or losses  under the Code.  However,  foreign  currency  gains or losses arising from Section 1256 contracts that are forward contracts  generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the  Fund  at the  end of  each  taxable  year  are  "marked-to-market,"  and unrealized  gains or losses are  treated  as though  they were  realized.  These contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment company  distributions and for other purposes under rules prescribed  pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

     Certain  forward  contracts the Fund enters into may result in  "straddles"
for federal income tax purposes. The straddle rules may affect the character and timing  of gains  (or  losses)  recognized  by the Fund on  straddle  positions.
Generally,  a loss  sustained  on the  disposition  of a  position  making  up a straddle is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the straddle.  Disallowed  loss is generally  allowed  at the  point  where  there is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position is disposed of.

     Under the Internal  Revenue Code, the following gains or losses are treated as ordinary income or loss:

     (1) gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the
Fund actually collects such receivables or pays such liabilities, and

     (2) gains or losses  attributable to fluctuations in the value of a foreign currency  between the date of  acquisition  of a debt security  denominated in a foreign  currency  or  foreign  currency  forward  contracts  and  the  date  of disposition.

     Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

     |X| Temporary Defensive and Interim Investments.  When market,  economic or political  conditions are unstable,  or the Sub-Adviser believes it is otherwise appropriate  to reduce  holdings in stocks,  the Fund can invest in a variety of debt  securities  for  defensive  purposes.  The Fund can  also  purchase  these securities  for liquidity  purposes to meet cash needs due to the  redemption of
Fund shares, or to hold while waiting to reinvest cash received from the sale of other  portfolio  securities.  The Fund's  temporary  defensive  investments can
include   the   following   short-term   (maturing   in  one   year   or   less)
dollar-denominated debt obligations:

     o  obligations  issued  or  guaranteed  by  the  U.  S.  government  or its instrumentalities or agencies,

     o commercial paper  (short-term,  unsecured  promissory notes) rated within the  top  two  rating  categories  rating  category  by  an  established  rating organization,

     o debt obligations of domestic or foreign  corporate issuers rated "Baa" or higher by Moody's or "BBB" or higher by Standard & Poor's,

     o  certificates  of  deposit  and  bankers'   acceptances  and  other  bank
obligations, and

     o repurchase agreements.

     Short-term debt securities would normally be selected for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Other Investment Restrictions

     |X|  What  Are  "Fundamental  Policies"?  Fundamental  policies  are  those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.
Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of: o 67% or more of the shares present or represented by  proxy at a  shareholder  meeting,  if the  holders  of more  than 50% of the outstanding  shares are present or represented  by proxy,  or o more than 50% of the outstanding shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described  in the  Prospectus  or this  SAI are  "fundamental"  only if they are identified  as such.  The Fund's Board of Directors  can change  non-fundamental
policies  without  shareholder   approval.   However,   significant  changes  to
investment  policies  will  be  described  in  supplements  or  updates  to  the
Prospectus or this SAI, as appropriate.  The Fund's most significant  investment policies are described in the Prospectus.

     |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

     o The Fund cannot buy securities or other instruments  issued or guaranteed by any one  issuer if more  than 5% of its total  assets  would be  invested  in securities or other instruments of that issuer or if it would then own more than
10% of that issuer's voting  securities.  This limitation  applies to 75% of the
Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o The Fund  cannot  make loans,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o The  Fund  cannot  invest  25% or more  of its  total  assets  in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     o The Fund cannot invest in real estate,  physical commodities or commodity contracts,  except to the extent permitted under the Investment Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o The Fund may not underwrite  securities  issued by others,  except to the extent that a Fund may be  considered an  underwriter  within the meaning of the
Securities Act of 1933, as amended,  when reselling  securities  held in its own portfolio.

     o The Fund may not borrow money,  except to the extent  permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute, rules, or regulations may be amended or interpreted from time to time.

     o The Fund cannot issue senior  securities,  except to the extent permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations  may be amended or interpreted from time to time.

     For purposes of the Fund's policy not to  concentrate  its  investments  as described above, the Fund has adopted the industry  classifications set forth in
Appendix B to this SAI. This is not a fundamental policy.

     |X| Does the Fund Have Any Restrictions That Are Not Fundamental?  The Fund
has other investment restrictions that are not fundamental policies, which means that they can be changed by the Board of Directors without shareholder approval.

     o The Fund  cannot  purchase  oil,  gas or other  mineral  leases,  rights, royalty contracts or exploration or development programs.  However, the Fund can invest in securities of companies that invest in or sponsor such programs.

     o The Fund cannot  purchase  securities  on margin  (except for  short-term loans that are necessary for the clearance of  transactions) or make short sales of securities.

     Unless the  Prospectus  or this SAI states  that a  percentage  restriction applies  on an  ongoing  basis,  it  applies  only at the time the Fund makes an investment  (except  in the  case  of  borrowing  and  investments  in  illiquid securities).  The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

     Disclosure  of  Portfolio  Holdings.  The Fund  has  adopted  policies  and procedures  concerning  the  dissemination  of  information  about its portfolio holdings by employees,  officers and/or  directors of the Manager,  Sub-Adviser,
Distributor  and  Transfer  Agent.  These  policies  are designed to assure that non-public  information  about  portfolio  securities is distributed  only for a legitimate  business  purpose,  and is done in a  manner  that (a)  conforms  to applicable laws and regulations and (b) is designed to prevent that  information from  being  used in a way that could  negatively  affect the Fund's  investment program or enable  third  parties to use that  information  in a manner  that is harmful to the Fund.

     o Public  Disclosure.  The  Fund's  portfolio  holdings  are made  publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters  in its  semi-annual  and annual  reports to  shareholders,  and in its
Statements of Investments on Form N-Q. Those documents are publicly available at the SEC.  In  addition,  the top 20  month-end  holdings  may be  posted  on the
OppenheimerFunds'  website at  www.oppenheimerfunds.com  (select the Fund's name under the "View Fund  Information  for:" menu) with a 15-day  lag.  The Fund may release  a more  restrictive  list of  holdings  (e.g.,  the top  five or top 10 portfolio  holdings) or may release no holdings if that is in the best interests of the Fund and its  shareholders.  Other general  information  about the Fund's portfolio  investments,  such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

     Until publicly  disclosed,  the Fund's portfolio  holdings are proprietary, confidential business information. While recognizing the importance of providing
Fund shareholders with information about their Fund's  investments and providing portfolio  information  to a  variety  of  third  parties  to  assist  with  the management,  distribution and administrative  process, the need for transparency must be  balanced  against  the risk that third  parties  who gain access to the
Fund's portfolio  holdings  information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the
Fund is able to obtain in  portfolio  transactions  or the  availability  of the securities that portfolio managers are trading on the Fund's behalf.

     The Manager and its subsidiaries and affiliates,  employees,  officers, and
directors,   shall  neither  solicit  nor  accept  any   compensation  or  other
consideration  (including  any  agreement  to maintain  assets in the Fund or in other investment  companies or accounts managed by the Manager or any affiliated person  of the  Manager)  in  connection  with  the  disclosure  of  the  Fund's non-public portfolio holdings.  The receipt of investment advisory fees or other
fees  and  compensation   paid  to  the  Manager,   the  Sub-Adviser  and  their
subsidiaries  pursuant to  agreements  approved by the Fund's Board shall not be deemed to be  "compensation"  or  "consideration"  for these  purposes.  It is a violation  of the Code of Ethics for any covered  person to release  holdings in contravention of portfolio holdings  disclosure  policies and procedures adopted by the Fund.

     A list of the top 20  portfolio  securities  holdings  (based  on  invested assets),  listed by  security  or by issuer,  as of the end of each month may be disclosed to third parties  (subject to the procedures  below) no sooner than 15 days after month-end.

     Except under special limited circumstances discussed below, month-end lists of the Fund's  complete  portfolio  holdings  may be  disclosed  no sooner  than
30-days after the relevant  month-end,  subject to the procedures  below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

     o The third-party recipient must first submit a request for release of Fund portfolio  holdings,  explaining the business  reason for the request;  o Senior officers (a Senior Vice President or above) in the Manager's Portfolio and Legal departments  must approve the  completed  request for release of Fund  portfolio holdings;  and o The  third-party  recipient  must sign the Manager's  portfolio holdings  non-disclosure  agreement before receiving the data,  agreeing to keep information  that  is not  publicly  available  regarding  the  Fund's  holdings confidential  and  agreeing  not to trade  directly or  indirectly  based on the information.

     The Fund's  complete  portfolio  holdings  positions may be released to the following  categories of entities or individuals  on an ongoing basis,  provided that such entity or  individual  either (1) has signed an agreement to keep such information  confidential  and not trade on the basis of such information or (2)
is subject to fiduciary  obligations,  as a member of the Fund's Board, or as an employee, officer and/or director of the Manager,  Sub-Adviser,  Distributor, or
Transfer  Agent,  or  their  respective  legal  counsel,  not to  disclose  such information  except in conformity  with these policies and procedures and not to trade for his/her personal account on the basis of such information:

     o Employees of the Fund's  Manager,  Sub-Adviser,  Distributor and Transfer
Agent  who need to have  access to such  information  (as  determined  by senior officers of such entity),

o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

     Portfolio holdings  information of the Fund may be provided,  under limited circumstances,  to  brokers  and/or  dealers  with whom the Fund  trades  and/or
entities  that  provide  investment   coverage  and/or  analytical   information
regarding the Fund's portfolio,  provided that there is a legitimate  investment reason for  providing  the  information  to the broker,  dealer or other entity.
Month-end portfolio holdings information may, under this procedure,  be provided to vendors providing research  information and/or analytics to the fund, with at least a 15-day delay after the month end,  but in certain  cases may be provided to a broker or analytical  vendor with a 1-2 day lag to facilitate the provision of requested  investment  information  to the manager to facilitate a particular trade or the  portfolio  manager's  investment  process for the Fund.  Any third party  receiving  such  information  must  first  sign the  Manager's  portfolio
holdings   non-disclosure   agreement  as  a  pre-condition  to  receiving  this
information.

     Portfolio holdings information (which may include information on individual securities  positions  or multiple  securities)  may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio  trading,  and (2) by the members of the Manager's  Security Valuation
Group and Accounting  Departments in connection with portfolio  pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and sales)

     o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)

     o Dealers to obtain price  quotations  where the fund is not  identified as the owner.

     Portfolio holdings information (which may include information on the Fund's entire  portfolio or  individual  securities  therein) may be provided by senior officers  of the  Manager  or  attorneys  on the  legal  staff  of the  Manager,
Distributor, or Transfer Agent, in the following circumstances:

     o Response to legal  process in  litigation  matters,  such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

     o Response  to  regulatory  requests  for  information  (the SEC,  National
Association of Securities Dealers ("NASD"), state securities regulators,  and/or foreign  securities  authorities,  including  without  limitation  requests  for information in inspections or for position reporting purposes),

     o To potential  sub-advisers  of  portfolios  (pursuant to  confidentiality agreements),

     o To consultants for retirement plans for plan  sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

     o Investment  bankers in connection  with merger  discussions  (pursuant to confidentiality agreements).

     Portfolio  managers and analysts may, subject to the Manager's  policies on communications with the press and other media, discuss portfolio  information in interviews  with members of the media,  or in due diligence or similar  meetings with  clients  or  prospective  purchasers  of Fund  shares  or their  financial intermediary representatives.

     The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity  in the Fund's  portfolio  to meet  redemptions),  receive  redemption proceeds of their Fund shares paid as pro rata shares of securities  held in the
Fund's  portfolio.  In such  circumstances,  disclosure of the Fund's  portfolio holdings may be made to such shareholders.

     Any  permitted   release  of  otherwise   non-public   portfolio   holdings
information  must be in  accordance  with  the  Fund's  then-current  policy  on approved methods for communicating  confidential information,  including but not limited to the Fund's policy as to use of secure e-mail technology.

     The Chief  Compliance  Officer  (the  "CCO")  of the Fund and the  Manager,
Distributor,  and Transfer  Agent shall  oversee the  compliance by the Manager,
Sub-Adviser,  Distributor,  Transfer  Agent,  and  their  personnel  with  these policies and procedures.  At least annually,  the CCO shall report to the Fund's
Board  on such  compliance  oversight  and on the  categories  of  entities  and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding  year pursuant to these  policies.  The CCO shall report to the Fund's Board any material  violation of these policies and procedures during the previous calendar quarter and shall make  recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

     The Manager and/or the Fund have entered into ongoing  arrangements to make available  information about the Fund's portfolio  holdings.  One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

 ABG Securities              Fortis Securities         Pacific Crest Securities
ABN AMRO                     Fox-Pitt, Kelton          Pacific Growth Equities
AG Edwards                   Friedman, Billing, Ramsey Petrie Parkman
American Technology Research Fulcrum Global Partners   Pictet
Auerbach Grayson             Garp Research             Piper Jaffray Inc.
Banc of America Securities   George K Baum & Co.       Prager Sealy & Co.
Barclays                     Goldman Sachs             Prudential Securities
Bear Stearns                 HSBC                      Ramirez & Co.
Belle Haven                  ING Barings               Raymond James
Bloomberg                    ISI Group                 RBC Capital Markets
BNP Paribas                  ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.             JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan          Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co              Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Fund is Managed

     Organization and History. The Fund is an open-end,  diversified  management investment  company  organized  as a  Maryland  corporation  in  1986.  The Fund commenced its operations on February 13, 1987 as a closed-end investment company with a  "dual-purpose"  structure.  The Fund originally had two objectives:  (1)
long-term  capital  appreciation  and  preservation of capital,  and (2) current income and long-term  growth of income.  The Fund  originally  had common stock, denominated  as "capital  shares," and preferred  stock,  denominated as "income shares."

     Under the Fund's original dual-purpose  structure,  the capital shares were entitled  to all of the  Fund's  gains  and  losses on its  assets,  and no Fund expenses were allocated to those shares.  The income shares were entitled to all of the Fund's income and bore all of the Fund's operating  expenses.  The income shares were redeemed on January 31, 1997, and the Fund's dual-purpose  structure was terminated.

     On  March  3,  1997,  the  Fund was  converted  to an  open-end  management investment company with a single investment  objective of capital  appreciation.
The outstanding capital shares of the Fund were re-denominated as Class A shares of common stock, which bear their allocable share of Fund expenses.

     |X| Classes of Shares.  The Directors are authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund  currently  has four classes of shares:  Class A, Class B, Class C and  Class  N.  All  classes  invest  in the  same  investment  portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at  shareholder  meetings,  with  fractional  shares voting  proportionally,  on matters  submitted to a vote of shareholders.  Each share of the Fund represents an  interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

     |X| Meetings of Shareholders. Although the Fund is not required by Maryland law to hold annual meetings,  it may hold shareholder meetings from time to time on important matters or when required to do so by the Investment  Company Act or other  applicable  law.  The  shareholders  have the right to call a meeting  to remove a Director or to take certain  other action  described in the Articles of
Incorporation or under Maryland law.

     The Fund will  hold a meeting  when the  Directors  call a meeting  or upon proper request of  shareholders.  If the Fund receives a written  request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified  purpose  (which  might  include the removal of a Director),  the Directors will call a meeting of  shareholders  for that specified  purpose.  The Fund has undertaken  that it will then either give the applicants  access to the Fund's  shareholder  list or mail the  applicants'
communication to all other shareholders at the applicants' expense.

     Board of Directors and Audit Committee.  The Fund is governed by a Board of
Directors,  which is responsible  for  protecting the interests of  shareholders under  Maryland  law. The Directors  meet  periodically  throughout  the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Directors has an Audit Committee comprised solely of Directors who  are  not  "interested  persons"  under  the  Investment  Company  Act  (the
"Independent Directors"). The members of the Audit Committee are David K. Downes
(Chairman),  John Cannon, Thomas W. Courtney,  Robert G. Galli, Lacy B. Herrmann
and Brian Wruble.  The Audit  Committee held 7 meetings during the Fund's fiscal year ended  October  31,  2006.  The Audit  Committee  furnishes  the Board with recommendations  regarding  the selection of the Fund's  independent  registered public accounting firm (also referred to as the "independent  Auditors").  Other main functions of the Audit Committee  outlined in the Audit Committee  Charter, include,  but are not  limited  to:  (i)  reviewing  the  scope and  results  of financial  statement audits and the audit fees charged;  (ii) reviewing  reports from the Fund's  independent  registered  public  accounting  firm regarding the
Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's  Internal Audit  Department;  (iv)  maintaining a separate line of communication  between  the  Fund's  independent  Auditors  and the  Independent
Directors;  (v) reviewing the independence of the Fund's  independent  Auditors;
and (vi)  pre-approving the provision of any audit or non-audit  services by the
Fund's independent Auditors,  including tax services, that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the Manager and certain affiliates of the
Manager.

     The Audit Committee's  functions  include selecting and nominating,  to the full Board,  nominees for election as Directors,  and  selecting and  nominating
Independent  Directors  for  election.  The Audit  Committee  may, but need not, consider  the advice and  recommendation  of the Manager and its  affiliates  in selecting  nominees.  The full  Board  elects  new  directors  except  for those instances when a shareholder vote is required.

     To date,  the  Audit  Committee  has  been  able to  identify  from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of  individuals,  accompanied  by complete  and properly  supported resumes, for the Audit Committee's  consideration by mailing such information to the Audit  Committee.  Shareholders  wishing to submit a nominee for election to
the  Board  may  do  so  by  mailing   their   submission   to  the  offices  of
OppenheimerFunds,  Inc., Two World Financial  Center,  225 Liberty Street,  11th
Floor,  New York,  NY  10281-1008,  to the attention of the Board of Trustees of
Oppenheimer  Quest  Capital  Value Fund,  Inc.,  c/o the  Secretary of the Fund.
Submissions should, at a minimum, be accompanied by the following: (1) the name, address,  and business,  educational,  and/or other pertinent  background of the person being  recommended;  (2) a statement  concerning whether the person is an
"interested  person" as defined in the  Investment  Company  Act;  (3) any other information  that the Fund would be  required  to  include in a proxy  statement concerning the person if he or she was  nominated;  and (4) the name and address
of  the  person  submitting  the  recommendation   and,  if  that  person  is  a
shareholder,  the period for which that  person held Fund  shares.  Shareholders should note that a person who owns  securities  issued by  Massachusetts  Mutual
Life Insurance Company  ("MassMutual") (the parent company of the Manager) would be deemed an "interested  person" under the Investment Company Act. In addition, certain other relationships with MassMutual or its subsidiaries, with registered broker-dealers,  or with the Funds'  outside legal counsel may cause a person to be deemed an "interested person."

     Although   candidates   are  expected  to  provide  a  mix  of  attributes,
experience,   perspective  and  skills  necessary  to  effectively  advance  the interests of  shareholders,  the Audit  Committee has not  established  specific qualifications  that must be met by a trustee  nominee.  In  evaluating  trustee nominees,  the Audit Committee  considers,  among other things,  an individual's background,  skills,  and  experience;  whether the individual is an "interested person" as defined in the  Investment  Company Act;  and whether the  individual would be deemed an "audit  committee  financial  expert"  within the  meaning of
applicable  SEC  rules.   The  Audit   Committee  also  considers   whether  the
individual's background,  skills, and experience will complement the background, skills,  and experience of other  nominees.  The Audit Committee may, upon Board approval,  retain  an  executive  search  firm or use  the  services  of  legal,
financial,   or  other  external  counsel  to  assist  in  screening   potential
candidates.

     There  are no  differences  in the  manner  in which  the  Audit  Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

     Directors  and  Officers of the Fund.  Except for Mr.  Murphy,  each of the
Directors is an "Independent  Director" under the Investment Company Act. All of the Directors are also directors or trustees of the following  Oppenheimer funds
(referred to as "Board III Funds"):

         Bond Fund Series
         Oppenheimer MidCap Fund
         Oppenheimer Quest Capital Value Fund, Inc.
         Oppenheimer Quest For Value Funds
         Oppenheimer Quest International Value Fund, Inc.
         Oppenheimer Quest Value Fund, Inc.
         Rochester Fund Municipals
         Rochester Portfolio Series

     In addition to being a Board member of each of the Board III Funds, Messrs.
Galli and Wruble are also  directors or trustees of 59 other  portfolios  in the
OppenheimerFunds complex.

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value  without  sales  charge.  The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

     Messrs. Gillespie,  Murphy, Petersen,  Szilagyi,  Vandehey, Wixted and Zack
and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the  other  Board  III  Funds.  As of  February  9, 2007 the
Directors and officers of the Fund, as a group,  owned of record or beneficially less than 1% of any class of shares of the Fund.  The foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit plan for employees of the Manager,  other than the shares  beneficially  owned under that plan  by the  officers  of the  Fund  listed  above.  In  addition,  none of the
Independent   Directors  (nor  any  of  their  immediate  family  members)  owns securities of either the Manager,  the  Sub-Adviser  or the  Distributor  of the
Board III Funds or of any entity directly or indirectly controlling,  controlled by or under common control with the Manager, the Sub-Adviser or the Distributor.

     Biographical Information.  The Directors and officers, their positions with the Fund, length of service in such position(s),  and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the charts  below.  The  charts  also  include  information  about  each  Director's beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Director  oversees  in the  Oppenheimer  family  of  funds
("Supervised Funds"). The address of each Director in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Director  serves  for an indefinite term, or until his or her resignation, retirement, death or removal.

                                  Independent Directors

Name, Position(s)   Principal Occupation(s) During the      Dollar Range  Aggregate Dollar
                    Past 5 Years; Other                       of Shares    Range of Shares
Held with the       Trusteeships/Directorships Held;        Beneficially    Beneficially
Fund, Length of     Number of Portfolios in the Fund        Owned in the      Owned in
Service, Age        Complex Currently Overseen                  Fund      Supervised Funds
-------------------------------------------------------------------------------------------
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                                                               As of December 31, 2006

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-------------------------------------------------------------------------------------------
Thomas W. Courtney, Principal of Courtney Associates,      None           $10,001-$50,000

Chairman of the     Inc. (venture capital firm) (since
Board of Directors  1982); General Partner of Trivest
since 2001,         Venture Fund (private venture capital
Director since 1996 fund); President of Investment
Age: 73             Counseling Federated Investors, Inc.

                    (1973-1982); Trustee of the following
                    open-end investment companies: Cash
                    Assets Trust (1984), Premier VIT
                    (formerly PIMCO Advisors VIT), Tax
                    Free Trust of Arizona (since 1984)
                    and four funds for the Hawaiian Tax
                    Free Trust. Oversees 11 portfolios in
                    the OppenheimerFunds complex.**
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

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David K. Downes,    President, Chief Executive Officer     None           None
Director since 2005 and Board Member of CRAFund Advisors,

 Age: 67            Inc. (investment management company)
                    (since January 2004); President of
                    The Community Reinvestment Act
                    Qualified Investment Fund (investment
                    management company) (since January
                    2004); Independent Chairman of the
                    Board of Trustees of Quaker
                    Investment Trust (registered
                    investment company) (since January
                    2004); Director of Internet Capital
                    Group (information technology
                    company) (since October 2003); Chief
                    Operating Officer and Chief Financial
                    Officer of Lincoln National
                    Investment Companies, Inc.
                    (subsidiary of Lincoln National
                    Corporation, a publicly traded
                    company) and Delaware Investments
                    U.S., Inc. (investment management
                    subsidiary of Lincoln National
                    Corporation) (1995-2003); President,
                    Chief Executive Officer and Trustee
                    of Delaware Investment Family of
                    Funds (1995-2003); President and
                    Board Member of Lincoln National
                    Convertible Securities Funds, Inc.
                    and the Lincoln National Income
                    Funds, TDC (1995-2003); Chairman and
                    Chief Executive Officer of Retirement
                    Financial Services, Inc. (registered
                    transfer agent and investment adviser
                    and subsidiary of Delaware
                    Investments U.S., Inc.) (1995-2003);
                    President and Chief Executive Officer
                    of Delaware Service Company, Inc.
                    (1995-2003); Chief Administrative
                    Officer, Chief Financial Officer,
                    Vice Chairman and Director of
                    Equitable Capital Management
                    Corporation (investment subsidiary of
                    Equitable Life Assurance Society)
                    (1985-1992); Corporate Controller of
                    Merrill Lynch & Company (financial
                    services holding company)
                    (1977-1985); held the following
                    positions at the Colonial Penn Group,
                    Inc. (insurance company): Corporate
                    Budget Director (1974-1977),
                    Assistant Treasurer (1972-1974) and
                    Director of Corporate Taxes
                    (1969-1972); held the following
                    positions at Price Waterhouse &
                    Company (financial services firm):
                    Tax Manager (1967-1969), Tax Senior
                    (1965-1967) and Staff Accountant
                    (1963-1965); United States Marine
                    Corps (1957-1959). Oversees 10
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Robert G. Galli,    A director or trustee of other         None           Over $100,000
Director since 1998 Oppenheimer funds. Oversees 59
Age: 73             portfolios in the OppenheimerFunds

                    complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Lacy B. Herrmann,   Founder and Chairman Emeritus of       None           $10,001-$50,000
Director since 1996 Aquila Group of Funds (open-end
Age: 77             investment company) (since December
                    2004); Chairman of Aquila Management
                    Corporation and Aquila Investment
                    Management LLC (since August 1984);
                    Chief Executive Officer and President
                    of Aquila Management Corporation
                    (August 1984-December 1994); Vice
                    President, Director and Secretary of
                    Aquila Distributors, Inc.
                    (distributor of Aquila Management
                    Corporation); Treasurer of Aquila
                    Distributors, Inc.; President and
                    Chairman of the Board of Trustees of
                    Capital Cash Management Trust
                    ("CCMT"); President and Director of
                    STCM Management Company, Inc.
                    (sponsor and adviser to CCMT);
                    Chairman, President and Director of
                    InCap Management Corporation;
                    Sub-Adviser and Administrator of
                    Prime Cash Fund & Short Term Asset
                    Reserves; Director of OCC Cash
                    Reserves, Inc. (open-end investment
                    company) (June 2003-December 2004);
                    Trustee of Premier VIT (formerly
                    PIMCO Advisers VIT) (investment
                    company) (since 1994); Trustee of OCC
                    Accumulation Trust (open-end
                    investment company) (until December
                    2004); Trustee Emeritus of Brown
                    University (since June 1983).
                    Oversees 11 portfolios in the
                    OppenheimerFunds complex.**

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Brian F. Wruble,    General Partner of Odyssey Partners,   $1- $10,000    Over $100,000
Director since 2001 L.P. (hedge fund) (since September
 Age: 63            1995); Director of Special Value
                    Opportunities Fund, LLC (registered
                    investment company) (since September
                    2004); Member, Zurich Financial
                    Investment Advisory Board (insurance)
                    (affiliate of the Manager's parent
                    company) (since October 2004); Board
                    of Governing Trustees of The Jackson
                    Laboratory (non-profit) (since August
                    1990); Trustee of the Institute for
                    Advanced Study (non-profit
                    educational institute) (since May
                    1992); Special Limited Partner of
                    Odyssey Investment Partners, LLC
                    (private equity investment) (January
                    1999-September 2004); Trustee of
                    Research Foundation of AIMR
                    (2000-2002) (investment research,
                    non-profit); Governor, Jerome Levy
                    Economics Institute of Bard College
                    (August 1990-September 2001)
                    (economics research); Director of Ray
                    & Berendtson, Inc. (May 2000-April
                    2002) (executive search firm);
                    President and Chief Executive Officer
                    of the Delaware Group of Mutual Funds
                    (1992-1995); Chairman, President and
                    Chief Executive Officer of Equitable
                    Capital Management Corporation
                    (1985-1992); Executive Vice President
                    and Chief Investment Officer at The
                    Equitable Life Assurance Society of
                    the U.S. (1979-1992); Vice President
                    and Co-manager at Smith Barney,
                    Harris Upham and Company (1970-1979);
                    Engineer, Sperry Gyroscope Company
                    (1966-1970); former governor of the
                    Association for Investment Management
                    and Research; former chairman of the
                    Institute of Chartered Financial
                    Analysts; Chartered Financial
                    Analyst. Oversees 59 portfolios in
                    the OppenheimerFunds complex.*

-------------------------------------------------------------------------------------------

     * In addition to serving as Director of all of the Board III Funds, Messrs.
Galli and Wruble also serve as  directors  or  trustees of 49 other  Oppenheimer funds that are not Board III Funds.

     ** Includes one open-end  investment  company,  Premier VIT (formerly PIMCO
Advisors VIT) for which the Fund's  Sub-Adviser acts as the investment  adviser.
In accordance with the  instructions for Form N-1A, for purposes of this section only,  Premier  VIT is  included in the "Fund  Complex."  The  Manager  does not consider Premier VIT to be part of the  OppenheimerFunds  "Fund Complex" as that term may be otherwise interpreted.

     Mr. Murphy is an "Interested  Director"  because he is affiliated  with the
Manager by virtue of his  positions  as an officer and  director of the Manager, and as a  shareholder  of its parent  company.  The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street,  New York, New York 10281-1008.  Mr.
Murphy  serves as a Director for an indefinite  term, or until his  resignation, retirement,  death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                             Interested Director and Officer
-------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5      Dollar      Aggregate
                                                                            Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund        Owned in    Supervised
Service, Age       Complex Currently Overseen                    the Fund       Funds
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                                 As of December 31, 2006

------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
John V. Murphy,    Chairman, Chief Executive Officer and        None        Over $100,000

President and      Director (since June 2001) and President
Principal          (since September 2000) of the Manager;
Executive Officer  President and director or trustee of other
since 2001 and     Oppenheimer funds; President and Director
Director since     of Oppenheimer Acquisition Corp. ("OAC")
2005               (the Manager's parent holding company) and
Age: 57            of Oppenheimer Partnership Holdings, Inc.
                   (holding company subsidiary of the Manager)
                   (since July 2001); Director of
                   OppenheimerFunds Distributor, Inc.
                   (subsidiary of the Manager) (since November
                   2001); Chairman and Director of Shareholder
                   Services, Inc. and of Shareholder Financial
                   Services, Inc. (transfer agent subsidiaries
                   of the Manager) (since July 2001);
                   President and Director of OppenheimerFunds
                   Legacy Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following investment
                   advisory subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October 3, 2003); Chief Operating
                   Officer of the Manager (September 2000-June
                   2001); President and Trustee of MML Series
                   Investment Fund and MassMutual Select Funds
                   (open-end investment companies) (November
                   1999-November 2001); Director of C.M. Life
                   Insurance Company (September 1999-August
                   2000); President, Chief Executive Officer
                   and Director of MML Bay State Life
                   Insurance Company (September 1999-August
                   2000); Director of Emerald Isle Bancorp and
                   Hibernia Savings Bank (wholly-owned
                   subsidiary of Emerald Isle Bancorp) (June
                   1989-June 1998). Oversees 98 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

      The addresses of the officers in the chart below are as follows: for Messrs.
Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New
York, New York 10281-1008, for Messrs. Petersen, Szilagyi, Vandehey, and Wixted and Ms.
Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

------------------------------------------------------------------------------------------
                               Other Officers of the Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Vice President of OppenheimerFunds
Chief Compliance        Distributor, Inc., Centennial Asset Management Corporation and
Officer since 2004      Shareholder Services, Inc. (since June 1983). Former Vice
Age: 55                 President and Director of Internal Audit of the Manager

                        (1997-February 2004). An officer of 98 portfolios in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since March
Treasurer and           1999); Treasurer of the following: HarbourView Asset Management
Principal Financial &   Corporation, Shareholder Financial Services, Inc., Shareholder
Accounting Officer      Services, Inc., Oppenheimer Real Asset Management Corporation,
since 1999              and Oppenheimer Partnership Holdings, Inc. (since March 1999),
Age: 46                 OFI Private Investments, Inc. (since March 2000),

                        OppenheimerFunds International Ltd. (since May 2000),
                        OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                        Management, Inc. (since November 2000), and OppenheimerFunds
                        Legacy Program (charitable trust program established by the
                        Manager) (since June 2003); Treasurer and Chief Financial
                        Officer of OFI Trust Company (trust company subsidiary of the
                        Manager) (since May 2000); Assistant Treasurer of the following:
                        OAC (since March 1999),Centennial Asset Management Corporation
                        (March 1999-October 2003) and OppenheimerFunds Legacy Program
                        (April 2000-June 2003); Principal and Chief Operating Officer of
                        Bankers Trust Company-Mutual Fund Services Division (March
                        1995-March 1999). An officer of 98 portfolios in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Brian Petersen,         Vice President of the Manager (since February 2007); Assistant
Assistant Treasurer     Vice President of the Manager (since August 2002);
since 2004              Manager/Financial Product Accounting of the Manager (November
Age: 35                 1998-July 2002). An officer of 98 portfolios in the

                        OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brian C. Szilagyi,      Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer     Director of Financial Reporting and Compliance of First Data
since 2005              Corporation (April 2003-July 2004); Manager of Compliance of
Age: 35                 Berger Financial Group LLC (May 2001-March 2003); Director of

                        Mutual Fund Operations at American Data Services, Inc.
                        (September 2000-May 2001). An officer of 98 portfolios in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Robert G. Zack,         Executive Vice President (since January 2004) and General
Secretary since 2001    Counsel (since March 2002) of the Manager; General Counsel and
Age: 57                 Director of the Distributor (since December 2001); General

                        Counsel of Centennial Asset Management Corporation (since
                        December 2001); Senior Vice President and General Counsel of
                        HarbourView Asset Management Corporation (since December 2001);
                        Secretary and General Counsel of OAC (since November 2001);
                        Assistant Secretary (since September 1997) and Director (since
                        November 2001) of OppenheimerFunds International Ltd. and
                        OppenheimerFunds plc; Vice President and Director of Oppenheimer
                        Partnership Holdings, Inc. (since December 2002); Director of
                        Oppenheimer Real Asset Management, Inc. (since November 2001);
                        Senior Vice President, General Counsel and Director of
                        Shareholder Financial Services, Inc. and Shareholder Services,
                        Inc. (since December 2001); Senior Vice President, General
                        Counsel and Director of OFI Private Investments, Inc. and OFI
                        Trust Company (since November 2001); Vice President of
                        OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                        President and General Counsel of OFI Institutional Asset
                        Management, Inc. (since November 2001); Director of
                        OppenheimerFunds (Asia) Limited (since December 2003); Senior
                        Vice President (May 1985-December 2003), Acting General Counsel
                        (November 2001-February 2002) and Associate General Counsel (May
                        1981-October 2001) of the Manager; Assistant Secretary of the
                        following: Shareholder Services, Inc. (May 1985-November 2001),
                        Shareholder Financial Services, Inc. (November 1989-November
                        2001), and OppenheimerFunds International Ltd. (September
                        1997-November 2001). An officer of 98 portfolios in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the Manager; Vice
since 2001              President (since 1999) and Assistant Secretary (since October
Age: 40                 2003) of the Distributor; Assistant Secretary of Centennial

                        Asset Management Corporation (since October 2003); Vice
                        President and Assistant Secretary of Shareholder Services, Inc.
                        (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                        Program and Shareholder Financial Services, Inc. (since December
                        2001); Assistant Counsel of the Manager (August 1994-October
                        2003). An officer of 98 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager (since May
Assistant Secretary     2004); First Vice President (April 2001-April 2004), Associate
since 2004              General Counsel (December 2000-April 2004), Corporate Vice
Age: 38                 President (May 1999-April 2001) and Assistant General Counsel

                        (May 1999-December 2000) of UBS Financial Services Inc.
                        (formerly, PaineWebber Incorporated). An officer of 96
                        portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary     (since September 2004); Mr. Gillespie held the following
since 2004              positions at Merrill Lynch Investment Management: First Vice
Age: 42                 President (2001-September 2004); Director (2000-September 2004)

                        and Vice President (1998-2000). An officer of 98 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------

      |X|   Remuneration of the Officers and Directors. The officers and the interested
Director of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Directors' compensation from the Fund, shown below, is for serving as a Director and member of a committee (if applicable), with respect to the Fund's fiscal year ended October 31, 2006. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Director and member of a committee (if applicable) of the Boards of the Fund and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2006.

----------------------------------------------------------------------------------------
                           Aggregate     Retirement                         Total
                                          Benefits
Director Name and Other                  Accrued as     Estimated       Compensation
Fund Position(s)          Compensation    Part of    Annual Benefits    From the Fund
(as applicable)             From the        Fund           Upon       and Fund Complex
                            Fund(1)       Expenses    Retirement(2)          (3)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                         Fiscal year ended 10/31/06                      Year ended
                                                                      December 31, 2006

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Thomas W. Courtney           $2,980        $6,951        $100,284        $160,500(4)

Chairman of the Board
and Audit Committee
Member
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Paul Y. Clinton(5)           $1,085        $3,568        $85,662         $44,438(6)

Audit Committee Chairman
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

David K. Downes((7))         $2,316        $1,308         $4,391          $146,668

Audit Committee Member
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Robert G. Galli              $2,462        $5,923      $107,096(8)      $264,812((9))

Audit Committee Member
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Lacy B. Herrmann             $2,445        $1,572        $88,150        $167,000(10)

Audit Committee Member
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Brian F. Wruble              $2,526        $3,292      $49,899(11)     $241,260(1(2))

     Audit                           Committee                            Member
----------------------------------------------------------------------------------------
1.   "Aggregate   Compensation   From  the  Fund"  includes  fees  and  deferred
compensation, if any, for a Director.

2. "Estimated  Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Director will retire at the age of 75 and is  eligible  (after 7 years of service)  to receive  retirement  plan benefits  as  described  below under  "Retirement  Plan for  Directors."  Actual benefits upon  retirement may vary based on retirement age, years of service and benefit payment elections of the Director.

3.  "Total  Compensation  From the Fund and Fund  Complex"  includes  fees, deferred  compensation  (if any) and accrued  retirement  benefits (if any). For purposes of this section  only,  in accordance  with the  instructions  for Form
N-1A, "Fund Complex" includes the Oppenheimer funds and one open-end  investment company,  PIMCO  Advisors VIT ("PIMCO")  (formerly OCC  Accumulation  Trust) for which the Fund's former Sub-Adviser acts as the investment adviser.  The Manager does not consider  PIMCO to be part of the  OppenheimerFunds  "Fund  Complex" as that term may be otherwise interpreted.

4. Includes  $35,500 in compensation  from Premier VIT, with respect to Mr.
Courtney's  service as a trustee of that fund.

5. Mr. Clinton  retired from Board III Funds  effective  March 31, 2006.

6. Includes  $10,313 in compensation  from Premier VIT, with respect to Mr.
Clinton's

service as a trustee of that fund.

7. Mr.  Downes was appointed as Director of the Board III Funds on December
16, 2005.

     8. Includes $57, 285 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 49 other  Oppenheimer  funds (at  December 31, 2006)
that are not Board III Funds.

9.  Includes  $129,312  for  serving as a  director  or trustee of 49 other
Oppenheimer funds (at December 31, 2006) that are not Board III Funds.

10. Includes $31,500 in compensation  from Premier VIT, with respect to Mr.
Herrmann's service as a trustee of that fund.

11. Includes $4,355 estimated benefits to be paid to Mr. Wruble for serving as a director  or trustee of 49 other  Oppenheimer  funds that are not Board III
Funds.

12.  Includes  $105,760  for  serving as a director  or trustee of 49 other
Oppenheimer funds (at December 31, 2006) that are not Board III Funds.

     |X| Retirement  Plan for Directors.  The Fund has adopted a retirement plan that provides for payments to retired Independent Directors.  Payments are up to
80% of the average  compensation  paid during a Director's five years of service in which the  highest  compensation  was  received.  A  Director  must  serve as director  or trustee  for any of the Board III Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be  eligible  for the  maximum  benefit.  The  amount of  retirement  benefits a
Director  will  receive  depends on the amount of the  Director's  compensation, including future compensation and the length of his or her service on the Board.

     Deferral  Compensation  Plan for  Directors.  The  Board of  Directors  has
adopted a Compensation Deferral Plan for Independent Directors that enables them to elect to defer  receipt  of all or a  portion  of the  annual  fees  they are entitled to receive from the Fund. Under the plan, the compensation  deferred by a Director  is  periodically  adjusted as though an  equivalent  amount had been invested in shares of one or more  Oppenheimer  funds  selected by the Director.
The amount paid to the Director under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral of Directors'  fees under the plan will not materially  affect the
Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Director or to pay any  particular  level of compensation to any Director. Pursuant to an Order issued by the SEC the Fund may  invest  in the  funds  selected  by the  Director  under  the plan  without shareholder  approval for the limited  purpose of  determining  the value of the
Director's deferred compensation account.

     |X| Major  Shareholders.  As of  February  9,  2007,  the only  persons  or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

     Fidelity Investments,  Institutional  Operations Co. Inc., Certain Employee
Benefit Plans,  100 Magellan Way #KW1C,  Covington,  KY 41015-1987,  which owned
898,948.466 Class A shares (7.08% of the Class A shares then outstanding).

     Merrill  Lynch,  Pierce,  Fenner  &  Smith for the sole  benefit of its customers,  Attn. Fund Admin.,  4800 Deer Lake Dr. E. Floor 3, Jacksonville,  FL
32246-6484,  which owned 160,970.458 Class C shares (7.22% of the Class C shares then outstanding).

     Merrill  Lynch,  Pierce,  Fenner  &  Smith for the sole  benefit of its customers,  Attn. Fund Admin.,  4800 Deer Lake Dr. E. Floor 3, Jacksonville,  FL
32246-6484,  which owned  36,316.825 Class C shares (5.04% of the Class C shares then outstanding).

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

     |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

     |X| Portfolio  Proxy Voting.  The Fund has adopted  Portfolio  Proxy Voting
Policies and Procedures,  which include Proxy Voting Guidelines, under which the
Fund votes proxies  relating to  securities  ("portfolio  proxies")  held by the
Fund.  The  Fund's  primary  consideration  in voting  portfolio  proxies is the financial  interests of the Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote  portfolio  proxies in accordance with  the  Fund's  Proxy  Voting  Guidelines  and to  maintain  records  of such portfolio  proxy voting.  The  Portfolio  Proxy Voting  Policies and  Procedures
include  provisions to address  conflicts of interest that may arise between the
Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the  Manager  manages or  administers  the assets of a pension  plan or other investment  account of the portfolio  company  soliciting  the proxy or seeks to serve in that capacity.  The Manager and its affiliates  generally seek to avoid such conflicts by maintaining  separate  investment decision making processes to prevent the sharing of business  objectives  with  respect to proposed or actual actions regarding  portfolio proxy voting decisions.  Additionally,  the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically  addressed in the Proxy Voting Guidelines,  the Manager will vote the portfolio  proxy in accordance  with the Proxy Voting  Guidelines, provided  that they do not provide  discretion  to the Manager on how to vote on the matter; and (2) if such proposal is not specifically  addressed in the Proxy
Voting  Guidelines  or the Proxy Voting  Guidelines  provide  discretion  to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's  general  recommended  guidelines on the proposal  provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides  an  appropriate  voting  recommendation,  the  Manager  may  retain an independent  fiduciary  to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting  Guidelines'  provisions  with respect to certain routine and non-routine proxy proposals are summarized below:

     o The  Fund  generally  votes  with  the  recommendation  of  the  issuer's management  on  routine  matters,  including  ratification  of  the  independent registered public accounting firm, unless circumstances indicate otherwise.

     o The Fund  evaluates  nominees for director  nominated by  management on a case-by-case basis, examining the following factors,  among others:  Composition of the board and key board committees,  attendance at board meetings,  corporate governance  provisions and takeover activity,  long-term company performance and the nominee's investment in the company.

     o In general,  the Fund opposes  anti-takeover  proposals  and supports the elimination,  or the  ability of  shareholders  to vote on the  preservation  or elimination, of anti-takeover proposals, absent unusual circumstances.

     o The Fund supports  shareholder  proposals to reduce a super-majority vote requirement,  and opposes  management  proposals  to add a  super-majority  vote requirement.

     o The Fund opposes proposals to classify the board of directors.

     o The Fund supports proposals to eliminate cumulative voting.

     o  The  Fund  opposes  re-pricing  of  stock  options  without  shareholder approval.

     o The Fund generally  considers  executive  compensation  questions such as stock option plans and bonus plans to be ordinary  business  activity.  The Fund analyzes  stock option  plans,  paying  particular  attention to their  dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

     The Fund is  required to file Form N-PX,  with its  complete  proxy  voting record  for the 12 months  ended June 30th,  no later than  August  31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between  the  Manager  and  Fund.  The  Manager  handles  the  Fund's day-to-day  business,  and the  agreement  permits  the  Manager  to enter  into sub-advisory  agreements  with other  registered  investment  advisers to obtain specialized  services for the Fund,  as long as the Fund is not obligated to pay any additional fees for those services. The Manager has retained the Sub-Adviser pursuant to a separate Sub-Advisory Agreement,  described below, under which the
Sub-Adviser  buys and sells  portfolio  securities  for the Fund.  The portfolio manager  of the Fund is  employed  by the  Sub-Adviser  and is the person who is principally  responsible for the day-to-day  management of the Fund's portfolio, as described below.

     The investment advisory agreement between the Fund and the Manager requires the Manager,  at its expense,  to provide the Fund with  adequate  office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical personnel required to provide effective  administration  for the  Fund.  Those  responsibilities  include  the compilation  and  maintenance  of records  with respect to its  operations,  the preparation and filing of specified reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major  categories  relate to calculation of the Fund's net asset values per share, interest, taxes, brokerage commissions,  fees to certain
Directors,  legal and audit  expenses,  custodian and transfer  agent  expenses, share issuance costs,  certain printing and registration costs and non-recurring expenses,  including  litigation  costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the  Prospectus,  which are applied to the  assets of the Fund as a whole.  The fees are  allocated  to each class of shares  based  upon the  relative  proportion  of the Fund's net assets represented by that class.  The management  fees paid by the Fund to the Manager during its last three fiscal years were:

    ---------------------------------------------------------------
    Fiscal Year ended 10/31:        Management Fees Paid to
                                    OppenheimerFunds, Inc.
    ---------------------------------------------------------------
    ---------------------------------------------------------------
              2004                        $2,941,882
    ---------------------------------------------------------------
    ---------------------------------------------------------------
              2005                        $3,743,238
    ---------------------------------------------------------------
    ---------------------------------------------------------------

              2006                        $4,322,669

    ---------------------------------------------------------------

     1. The Manager,  not the Fund, pays the Sub-Adviser an annual  sub-advisory fee.  For fiscal  years  ended  2004,  2005 and 2006 this  sub-advisory  fee was
$1,154,356, $1,403,415 and $1,581,320, respectively.

     The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance of its duties or reckless  disregard of its obligations and duties under the investment  advisory agreement,  the Manager is not liable for any loss  resulting  from a good faith error or  omission  on its part  with  respect  to any of its  duties  under the agreement.

     The  agreement  permits  the Manager to act as  investment  adviser for any other person,  firm or corporation and to use the names "Oppenheimer" and "Quest for Value" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment  adviser to the Fund,  the Manager may withdraw the right of the Fund to use the names "Oppenheimer" or "Quest for Value" as part of its name.

     The  Sub-Adviser.  The  Fund's  Sub-Adviser,  since  January  1,  2005,  is
Oppenheimer Capital LLC, a registered  investment adviser.  The Sub-Adviser is a
Delaware  limited  liability  company with one member,  Allianz Global Investors
U.S.  Equities LLC. Allianz Global Investors U.S. Equities LLC is a wholly-owned subsidiary of Allianz  Global  Investors of America L.P. ("AGI LP"). AGI LP is a
Delaware  limited  partnership  whose sole  general  partner is  Allianz-PacLife
Partners  LLC.  Allianz-PacLife  Partners  LLC is a Delaware  limited  liability company with three members,  ADAM U.S. Holding LLC, a Delaware limited liability company,  Pacific Asset Management LLC, a Delaware limited liability company and
Pacific Life Insurance Company,  a California stock life insurance company.  The sole member of ADAM U.S. Holding LLC is Allianz Global Investors of America LLC.
Allianz  Global  Investors of America LLC has two  members,  Allianz of America,
Inc., a Delaware corporation which owns 99.9% non-managing  interest and Allianz
Global Investors of America Holdings Inc., a Delaware  corporation  which owns a
0.01% managing interest.  Allianz Global Investors of America Holdings Inc. is a
wholly-owned  subsidiary of ADAM GmbH, which is wholly owned by Allianz Societas
Europaea ("Allianz SE"). Allianz of America, Inc. is wholly-owned by Allianz SE.
Pacific  Asset  Management  LLC is a  wholly-owned  subsidiary  of Pacific  Life
Insurance Company, a wholly-owned  subsidiary of Pacific Mutual Holding Company.
Allianz SE indirectly  holds a controlling  interest in Allianz Global Investors of America  LP.  Allianz SE is a  European-based,  multinational  insurance  and financial  services  holding  company.  Pacific Life  Insurance  Company owns an indirect minority equity interest in AGI LP and is a California-based  insurance company.

     The  Sub-Adviser  has  operated  as an  investment  adviser  to  investment companies and other investors since its organization in 1969. As of December 31,
2006, the Sub-Adviser advised accounts having assets in excess of $27.5 billion.
The Sub-Adviser is located at 1345 Avenue of the Americas, 49th Floor, New York,
New York 10105-4800.

     Prior to  January  1,  2005,  the  Fund's  Sub-Adviser  was OpCap  Advisors
("OpCap"),  a  wholly-owned  subsidiary  of the  Sub-Adviser.  From  the  Fund's inception on April 30, 1980 until February 28, 1997, OpCap (which was then named
Quest for Value Advisors) served as the Fund's investment  adviser.  On February
28, 1997, the Manager retained OpCap to provide day-to-day  portfolio management for the Fund.

     |X| The Sub-Adviser's  Code of Ethics.  Each employee of the Sub-Adviser is subject to a Code of Ethics which has been adopted by the  Sub-Adviser to comply with the provisions of Rule 17j-1 under the Investment Company Act. The Codes of
Ethics are designed to detect and prevent improper personal  trading.  The Codes of Ethics  permit  personnel  subject  to the  Codes to  invest  in  securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including  prohibitions  against purchases of securities in an Initial Public Offering and a preclearance  requirement with respect to certain personal securities transactions.

     |X| The Sub-Advisory  Agreement.  Under the Sub-Advisory  Agreement between the  Manager  and the  Sub-Adviser,  the  Sub-Adviser  shall  regularly  provide investment  advice  with  respect  to the Fund and  invest  and  reinvest  cash, securities  and the  property  comprising  the  assets  of the  Fund.  Under the
Sub-Advisory  Agreement,  the  Sub-Adviser  agrees not to change  the  portfolio manager of the Fund without the written approval of the Manager. The Sub-Adviser also agrees to provide assistance in the distribution and marketing of the Fund.

     Under the  Sub-Advisory  Agreement,  the Manager  pays the  Sub-Adviser  an annual fee in monthly installments, based on the average daily net assets of the
Fund. The fee paid to the Sub-Adviser  under the Sub-Advisory  agreement is paid by the  Manager,  not by the  Fund.  The fee is equal  to 40% of the  investment advisory  fee  collected  by the  Manager  from the Fund  based on the total net assets of the Fund as of November 22, 1995 (the "Base  Amount")  plus 30% of the investment  advisory fee  collected by the Manager based on the total net assets of the Fund that exceed the Base Amount.

     The   Sub-Advisory   Agreement  states  that  in  the  absence  of  willful
misfeasance,  bad  faith,  negligence  or  reckless  disregard  of its duties or obligations,  the Sub-Adviser  shall not be liable to the Manager for any act or omission  in the  course  of or  connected  with  rendering  services  under the
Sub-Advisory  Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

     Portfolio  Manager.  The Fund's  portfolio  is  managed by Louis  Goldstein
(referred to as the "Portfolio  Manager").  He is the person responsible for the day-to-day management of the Fund's investments.

     Other  Accounts  Managed.  In addition to  managing  the Fund's  investment portfolio,  Mr. Goldstein also manages other investment  portfolios on behalf of the  Manager  or  its  affiliates.  The  following  table  provides  information regarding the other portfolios  managed by Mr. Goldstein as of October 31, 2006.
No account has a performance-based advisory fee:

                                   Registered     Other Pooled
                                   Investment      Investment       Other
                                    Companies       Vehicles     Accounts(2)
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

                                        5              3             36

      Accounts Managed
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

                                    $2,924.26        $84.43       $1,386.64

      Total Assets Managed(1)
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

      ------------------------------------------------------------------------
      ------------------------------------------------------------------------

   1. In millions.
   2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

     As indicated  above,  the  Portfolio  Manager also manages  other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur  whether the  investment  objectives  and strategies  of the other funds and accounts are the same as, or different  from, the Fund's  investment  objectives  and  strategies.  For example the  Portfolio
Manager  may need to  allocate  investment  opportunities  between  the Fund and another fund or account having similar objectives or strategies,  or he may need to execute  transactions  for another fund or account that could have a negative impact on the value of securities  held by the Fund.  Not all funds and accounts advised by the  Sub-Adviser  have the same management fee. If the management fee structure of another  fund or account is more  advantageous  to the  Sub-Adviser than the fee structure of the Fund, the  Sub-Adviser  could have an incentive to favor the other fund or account.  However, the Sub-Adviser's compliance policies and  procedures  and  Code  of  Ethics  recognize  the  Sub-Adviser's  fiduciary obligations  to  treat  all of its  clients,  including  the  Fund,  fairly  and equitably,  and are designed to preclude the Portfolio Manager from favoring one client over another.  It is possible,  of course, that those compliance policies and  procedures  and the Code of Ethics may not always be  adequate to do so. At different times, the Fund's Portfolio Manager may manage other funds or accounts with  investment  objectives and strategies  similar to those of the Fund, or he
may  manage  funds  or  accounts  with  different   investment   objectives  and
strategies.

     Compensation of the Portfolio  Manager.  The Fund's Portfolio  Manager is
employed and  compensated  by the  Sub-Adviser,  not the Fund.  The  Sub-Adviser
believes that its compensation  program is  competitively  positioned to attract and retain high-caliber investment professionals. As more fully described below, portfolio  managers  receive a base salary,  a variable bonus  opportunity,  and participation  in a Long Term Incentive Plan and group retirement  plans.  Total cash  compensation,  as  described  below,  is set for  each  portfolio  manager relative to his or her  performance  compared  to that of the market.  Portfolio manager  compensation  is reviewed  and  modified  each year as  appropriate  to reflect  changes in the market,  as well as to adjust drivers of compensation to promote good sustained fund  performance.  The Sub-Adviser  attempts to keep its compensation  levels at or above the median for similar  positions  in its local area.

     As of October 31, 2006, each portfolio manager's  compensation  consists of the following elements:

     Base salary.  The Portfolio Manager is paid a fixed base salary that is set at a level  determined by the Sub-Adviser.  In setting the base salary,  the Sub
Adviser's  intentions are to be competitive in light of the portfolio  manager's experience and  responsibilities.  The management  evaluates  competitive market
compensation  by  reviewing   compensation   survey  results   conducted  by  an
independent third party of investment industry compensation.

     Annual  Bonus  and Long Term  Incentive  Plan;  Other  Benefit  Plans.  The
Portfolio  Manager is eligible for an annual bonus in addition to a base salary.
The bonus typically forms the majority of the individual's cash compensation and is based in part on pre-tax  performance  against the Fund's relevant  benchmark
(such as Lipper  Multi-Cap  Value Funds) over one and three year  periods,  with some consideration for longer periods.  Allianz Global Investors of America L.P.
("AGI LP") has  established a Long Term  Incentive  Plan for certain  employees, including  portfolio  managers.  The plan  provides  awards  that  are  based on operating earnings growth of the Sub-Adviser and the collective  earnings growth of all the asset management  companies of AGI LP. The Portfolio  Manager is also eligible to participate in a non-qualified deferred compensation plan.

     Ownership of Fund Shares.  As of October 31, 2006,  the  Portfolio  Manager
beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------
                                                Range of Shares
                                                  Beneficially
                  Portfolio Manager            Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------
            Louis P. Goldstein                        None
            ----------------------------------------------------------

Brokerage Policies of the Fund

     Brokerage   Provisions  of  the   Investment   Advisory  and   Sub-Advisory
Agreements.  One of  the  duties  of  the  Sub-Adviser  under  the  Sub-Advisory
Agreement  is to arrange the  portfolio  transactions  for the Fund.  The Fund's
advisory   agreements   contain   provisions   relating  to  the  employment  of
broker-dealers to effect the Fund's portfolio transactions.  The Manager and the
Sub-Adviser are authorized by the advisory agreements to employ  broker-dealers, including  "affiliated  brokers,"  as that  term is  defined  in the  Investment
Company Act, that the  Sub-Adviser  thinks,  in its best  judgment  based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense,  the "best  execution"  of the  Fund's  portfolio  transactions.  "Best execution"  means prompt and  reliable  execution  at the most  favorable  price obtainable for the services provided.  The Sub-Adviser need not seek competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Directors.

     Under the  Fund's  advisory  agreements,  in  choosing  brokers  to execute portfolio  transactions  for the Fund, the Sub-Adviser may select brokers (other than affiliates) that provide both brokerage and research  services to the Fund.
The  commissions  paid to those  brokers  may be higher than  another  qualified broker would charge,  if the Sub-Adviser makes a good faith  determination  that the commission is fair and reasonable in relation to the services provided.

     Brokerage  Practices.  The  Sub-Adviser  allocates  brokerage  for the Fund subject to the provisions of the Fund's advisory agreements and other applicable rules and procedures described below.

     The  Sub-Adviser's   portfolio   traders  allocate   brokerage  based  upon
recommendations from the Fund's portfolio managers,  together with the portfolio traders'  judgment as to the execution  capability  of the broker or dealer.  In certain  instances,  portfolio  managers may directly  place trades and allocate brokerage.  In either case, the Sub-Adviser's  executive  officers supervise the allocation of brokerage.

     Transactions in equity securities other than those for which an exchange is the primary  market are  generally  done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund  may be  required  to pay  fixed brokerage  commissions  and  therefore  would not have the benefit of negotiated commissions that are available in U.S. markets.  Brokerage  commissions are paid primarily for  transactions  in listed  securities  or for certain  fixed-income agency  transactions  executed in the  secondary  market.  Otherwise,  brokerage commissions  are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction,  the Fund ordinarily uses the same broker for the  purchase or sale of the option and any  transaction  in the securities to which the option relates.

     Most debt  obligations are purchased by the Fund in principal  transactions at net prices.  The Fund usually  deals  directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Sub-Adviser determines that a better price or execution may be  obtained  by  using  the  services  of a  broker.  Portfolio  securities purchased  from  underwriters  include a commission  or  concession  paid by the issuer to the  underwriter  in the price of the security.  Portfolio  securities purchased from dealers  include a spread between the bid and asked price.  In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the  investment  to which the option relates.

     Other accounts advised by the Sub-Adviser have investment  policies similar to those  of the  Fund.  Those  other  accounts  may  purchase  or sell the same securities  as the Fund at the same time as the Fund,  which  could  affect  the supply  and price of the  securities.  If two or more  accounts  advised  by the
Sub-Adviser  or its  affiliates  purchase the same  security on the same day the transactions  are  generally  executed as received,  although a fund or advisory account that does not direct trades to a specific broker (these are called "free trades")  usually will have its order executed first.  Orders placed by accounts that direct  trades to a specific  broker will  generally be executed  after the free trades. All orders placed on behalf of the Fund are considered free trades.
However,  having  an order  placed  first  in the  market  does not  necessarily guarantee the most  favorable  price.  Purchases are combined where possible for the purpose of negotiating  brokerage  commissions.  In some cases that practice might  have a  detrimental  effect on the price or volume of the  security  in a particular transaction for the Fund.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words,  a fund and its investment  adviser or sub-adviser  cannot use the fund's brokerage  for the purpose of  rewarding  broker-dealers  for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of  Directors  has  approved  those  procedures)  that permit the Fund to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Fund,  subject  to  the  "best  execution"  considerations discussed above. Those procedures are designed to prevent: (1) the Sub-Adviser's personnel who effect the Fund's portfolio  transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the
Fund's portfolio transactions, and (2) the Fund, the Manager, the Sub-Adviser or
the Distributor from entering into agreements or understandings  under which the
Fund directs or is expected to direct the Fund's brokerage directly,  or through a  "step-out"  arrangement,  to any  broker or dealer in  consideration  of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

     The Fund's advisory agreements permit the Sub-Adviser to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other  accounts  advised by the  Sub-Adviser or its affiliates.  Investment  research may be supplied to the
Sub-Adviser  by the  broker  or by a third  party  at the  instance  of a broker through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market quotations for portfolio evaluations,  analytical software and
similar  products  and  services.   If  a  research  service  also  assists  the
Sub-Adviser  or the Manager in a  non-research  capacity (such as bookkeeping or other  administrative  functions),  then only the  percentage or component  that provides assistance to the Sub-Adviser in the investment decision-making process may be paid in commission dollars.

     Although the  Sub-Adviser  currently does not do so, the Board of Directors may permit the Sub-Adviser to use stated  commissions on secondary  fixed-income agency trades to obtain  research if the broker  represents  to the  Sub-Adviser that:  (i) the trade is not from or for the  broker's  own  inventory,  (ii) the trade was  executed by the broker on an agency  basis at the stated  commission, and  (iii)  the  trade is not a  riskless  principal  transaction.  The Board of
Directors may also permit the  Sub-Adviser  to use  commissions  on  fixed-price offerings  to obtain  research,  in the same manner as is  permitted  for agency transactions.

     The research  services provided by brokers broaden the scope and supplement the research  activities of the Sub-Adviser.  That research provides  additional views and  comparisons  for  consideration,  and helps the Sub-Adviser to obtain market  information  for the valuation of securities that are either held in the
Fund's portfolio or are being considered for purchase.  The Sub-Adviser provides information to the Manager and the Board about the  commissions  paid to brokers furnishing such services,  together with the Sub-Adviser's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

     During the fiscal  years ended  October 31, 2004,  2005 and 2006,  the Fund paid the total brokerage  commissions  indicated in the chart below.  During the fiscal year ended  October 31, 2006,  the Fund paid $0 in  commissions  to firms that  provide  brokerage  and  research  services  to the Fund with  respect  to
$481,204,534 of aggregate portfolio transactions.  All such transactions were on a "best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

   ---------------------------------------------------------------------
      Fiscal Year Ended      Total Brokerage Commissions Paid by the
           10/31:                            Fund(1)
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
            2004                             $439,937
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2005                             $794,276

   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2006                             $491,051

   ---------------------------------------------------------------------
1. Amounts do not include spreads or commissions on principal  transactions on a net trade basis.

Distribution and Service Plans

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the  Distributor  acts as the Fund's  principal  underwriter  in the  continuous public  offering  of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing  and  mailing  prospectuses,  other than those  furnished  to  existing shareholders.  The  Distributor  is not  obligated to sell a specific  number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares and the contingent  deferred  sales charges  retained by the  Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------
Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
10/31:    Class A Shares   Distributor(1)
-------------------------------------------
-------------------------------------------
  2004        $703,510        $204,395
-------------------------------------------
-------------------------------------------
  2005       $1,314,474       $346,285
-------------------------------------------
-------------------------------------------

  2006        $840,552        $240,266

-------------------------------------------
1. Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on  Concessions on   Concessions on
Year      Class A Shares   Class B Shares  Class C Shares   Class N Shares
Ended     Advanced by      Advanced by     Advanced by      Advanced by
10/31:    Distributor(1)   Distributor(1)  Distributor(1)   Distributor(1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2004        $17,382         $295,355         $74,562          $30,053
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2005        $43,004         $424,315         $128,017         $31,899
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2006        $18,920         $270,936         $66,755          $11,156

-----------------------------------------------------------------------------
1. The Distributor advances concession payments to financial intermediaries for certain  sales of Class A shares and for sales of Class B, Class C and Class
N shares from its own resources at the time of sale.

------------------------------------------------------------------------------
Fiscal    Class A          Class B         Class C           Class N
          Contingent       Contingent                        Contingent
Year      Deferred Sales   Deferred Sales  Contingent        Deferred Sales
Ended     Charges          Charges         Deferred Sales    Charges
10/31:    Retained by      Retained by     Charges Retained  Retained by
          Distributor      Distributor     by Distributor    Distributor
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2004         $1,323         $101,232          $9,922            $4,636
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2005         $2,564         $125,289          $8,178           $18,483
------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2006         $7,369         $124,391          $18,111           $4,783

------------------------------------------------------------------------------

     Distribution  and  Service  Plans.  The Fund has adopted  Distribution  and
Service  Plans for Class A, Class B, Class C and Class N shares under Rule 12b-1 of the Investment  Company Act. Under those plans the Fund pays the  Distributor for all or a portion of its costs incurred in connection  with the  distribution and/or  servicing  of the  shares of the  particular  class.  Each plan has been approved  by a vote of the  Board of  Directors,  including  a  majority  of the
Independent Directors(1),  cast in person at a meeting called for the purpose of voting on that plan.

     Under the Plans,  the  Manager  and the  Distributor  may make  payments to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager  derives from the advisory fees it receives from the Fund, to compensate brokers, dealers,  financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments,  some of which may be referred to as
"revenue   sharing,"  may  relate  to  the  Fund's   inclusion  on  a  financial
intermediary's preferred list of funds offered to its clients.

     Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board of  Directors  and its
Independent  Directors  specifically  vote annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority  of the  Independent  Directors or  by the vote of the holders of a
"majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

     The Board of  Directors  and the  Independent  Directors  must  approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected  by the  amendment.  Because  Class B shares of the Fund  automatically convert into Class A shares 72 months after  purchase,  the Fund must obtain the approval  of both  Class A and  Class B  shareholders  for a  proposed  material amendment to the Class A plan that would materially  increase payments under the plan.  That approval  must be by a majority of the shares of each class,  voting separately by class.

     While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board of  Directors  at least quarterly  for its review.  The reports  shall detail the amount of all payments made  under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Directors.

     Each plan states that while it is in effect,  the selection and  nomination of those Directors of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the Independent Directors.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Directors.

     Under the plans for a class,  no payment  will be made to any  recipient in any period in which the  aggregate  net asset  value of all Fund  shares of that class  held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the
Independent Directors.

     |X|  Class  A  Distribution  and  Service  Plan  Fees.  Under  the  service provisions  of the  Class A plan,  the  Distributor  currently  uses the fees it receives from the Fund to pay brokers,  dealers and other financial institutions for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Fund,  assisting in  establishing  and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the  Distributor.  The compensation to the Distributor  under the service plan is 0.25% of average annual net assets of Class A shares. The Distributor does not receive or retain the service fee on
Class A shares in  accounts  for which the  Distributor  has been  listed as the broker-dealer of record.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for services under the plan, the Board has not yet done so,  except in the case of the  special  arrangement  described below,  regarding  grandfathered  retirement  accounts.  The  Distributor  makes payments to plan  recipients  periodically at an annual rate not to exceed 0.25%
of the  average  annual  net  assets  consisting  of Class A shares  held in the accounts of the recipients or their customers.

     Under the  distribution  provisions of the Class A plan,  the plan provides for the Fund to pay an asset-based  sales charge to the Distributor at an annual rate of 0.25% of  average  annual  net  assets  of Class A shares  of the  Fund.
Effective January 1, 2003, the Board set that rate to zero.

     With  respect  to  purchases  of Class A  shares  subject  to a  contingent deferred  sales charge by certain  retirement  plans that  purchased such shares prior to March 1, 2001 ("grandfathered  retirement  accounts"),  the Distributor currently  intends to pay the service fee to recipients in advance for the first year after the shares are purchased.  During the first year the shares are sold, the  Distributor  retains the service fee to  reimburse  itself for the costs of distributing  the  shares.  After the first  year  shares are  outstanding,  the
Distributor  makes  service fee  payments to  recipients  periodically  on those shares.  The  advance  payment is based on the net asset  value of shares  sold.
Shares purchased by exchange do not qualify for the advance service fee payment.
If Class A shares  purchased by grandfathered  retirement  accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

     For the fiscal  year ended  October  31,  2006  payments  under the Class A distribution and service plan totaled $862,463, of which $14,332 was service fee payments  retained  by the  Distributor  in  connection  with the  grandfathered retirement accounts,  described above, and included $32,152 paid to an affiliate of the Distributor's parent company.  Any unreimbursed  expenses the Distributor incurs with  respect to Class A shares in any fiscal year cannot be recovered in subsequent  years. The Distributor may not use payments received under the Class
A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

     |X| Class B, Class C and Class N Distribution  and Service Plan Fees. Under
each plan,  distribution and service fees are computed on the average of the net asset value of shares in the  respective  class,  determined  as of the close of each  regular  business  day  during  the  period.  Each plan  provides  for the
Distributor  to  be  compensated  at a  flat  rate,  whether  the  Distributor's distribution  expenses  are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients  provide  are  similar  to the  services  provided  under the Class A service plan, described above.

     Each plan  permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay  recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to  recipients  in advance for the first year after Class B,
Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N shares are outstanding,  after their purchase,  the Distributor makes service fee payments  periodically on those shares. The advance payment is based on the net asset  value of shares  sold.  Shares  purchased  by  exchange do not qualify for the  advance  service  fee  payment.  If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be  obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.
Class B,  Class C or  Class N  shares  may not be  purchased  by a new  investor
directly  from  the  Distributor   without  the  investor   designating  another
registered   broker-dealer.   If  a  current  investor  no  longer  has  another
broker-dealer   of  record  for  an  existing   account,   the   Distributor  is
automatically  designated  as the  broker-dealer  of record,  but solely for the purpose of acting as the  investor's  agent to  purchase  the  shares.  In those cases,  the Distributor  retains the  asset-based  sales charge paid on Class B,
Class C and Class N  shares,  but does not  retain  any  service  fees as to the assets represented by that account.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% and the  asset-based  sales charge and service  fees  increase
Class N expenses by 0.50% of the net assets per year of the respective classes.

     The Distributor retains the asset-based sales charge on Class B and Class N shares.  The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement  with the  Distributor, the  Distributor  will pay the Class B,  Class C or Class N service  fee and the asset-based sales charge to the dealer  periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

     The  asset-based  sales charge on Class B, Class C and Class N shares allow investors to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers that sell those  shares.  The Fund pays the asset-based  sales  charge  to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The payments are made to the
Distributor in recognition that the Distributor:

     o pays sales  concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,

     o may  finance  payment  of sales  concessions  and/or  the  advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,

     o employs personnel to support distribution of Class B, Class C and Class N shares,

     o bears the costs of sales literature,  advertising and prospectuses (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,

     o may not be able to adequately compensate dealers that sell Class B, Class
C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,

     o receives  payments under the plans  consistent  with the service fees and asset-based sales charges paid by other  non-proprietary funds that charge 12b-1 fees,

     o may use the  payments  under  the plan to  include  the  Fund in  various third-party distribution programs that may increase sales of Fund shares,

     o may experience increased difficulty selling the Fund's shares if payments under the plan are  discontinued  because most competitor  funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and

     o may not be able to continue  providing,  at the same or at a lesser cost, the same quality  distribution  sales  efforts and  services,  or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

--------------------------------------------------------------------------------
   Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                                Ended 10/31/06

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Class:      Total Payments      Amount       Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                 Unreimbursed    Expenses as %
                                 Retained by    Expenses Under   of Net Assets
                 Under Plan      Distributor         Plan          of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan      $765,315       $558,795(1)       $625,348          0.82%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan      $517,710       $98,857(2)        $584,895          1.06%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Plan      $89,847        $90,130(3)        $249,221          1.31%

--------------------------------------------------------------------------------

1.  Includes $8,406 paid to an affiliate of the Distributor's parent company.
2.  Includes $13,305 paid to an affiliate of the Distributor's parent company.
3.  Includes $4,844 paid to an affiliate of the Distributor's parent company.

     All payments under the plans are subject to the limitations  imposed by the
Conduct Rules of the NASD on payments of  asset-based  sales charges and service fees.

     The  Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives  from the  contingent  deferred sales charges collected on redeemed shares and from the Fund under the plans. If either Class B, Class C or Class N plan is terminated by the Fund,  the Board of
Directors  may allow the Fund to  continue  payments  of the  asset-based  sales
charge  to  the  Distributor  for  distributing   shares  before  the  plan  was
terminated.

Payments to Fund Intermediaries

     Financial  intermediaries  may receive  various  forms of  compensation  or reimbursement  from the Fund in the form of 12b-1 plan  payments as described in the preceding section of this SAI. They may also receive payments or concessions from the  Distributor,  derived  from sales  charges  paid by the clients of the financial intermediary, also as described in this SAI. Additionally, the Manager and/or  the  Distributor  (including  their  affiliates)  may make  payments  to financial intermediaries in connection with their offering and selling shares of the Fund  and  other  Oppenheimer  funds,  providing  marketing  or  promotional support,  transaction  processing  and/or  administrative  services.  Among  the financial intermediaries that may receive these payments are brokers and dealers
who  sell  and/or  hold  shares  of  the  Fund,   banks  (including  bank  trust
departments),  registered investment advisers,  insurance companies,  retirement plan and qualified tuition program  administrators,  third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.  The payments to intermediaries vary by the types of product  sold,  the  features of the Fund share class and the role played by the intermediary.

     Possible  types of payments to financial  intermediaries  include,  without limitation, those discussed below.

     o Payments made by the Fund, or by an investor  buying or selling shares of the Fund may include:

     o  depending  on the share  class  that the  investor  selects,  contingent deferred sales charges or initial  front-end sales charges,  all or a portion of which  front-end  sales  charges are  payable by the  Distributor  to  financial intermediaries (see "About Your Account" in the Prospectus);

     o ongoing  asset-based  payments  attributable to the share class selected, including  fees  payable  under the Fund's  distribution  and/or  service  plans adopted under Rule 12b-1 under the  Investment  Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates
(see "About the Fund -- Distribution and Service Plans" above);

     o  shareholder   servicing  payments  for  providing  omnibus   accounting,
recordkeeping,  networking,  sub-transfer  agency  or  other  administrative  or shareholder  services,  including  retirement  plan and 529 plan  administrative services fees,  which are paid from the assets of a Fund as reimbursement to the
Manager or Distributor for expenses they incur on behalf of the Fund.

     o Payments  made by the  Manager  or  Distributor  out of their  respective resources  and assets,  which may  include  profits  the  Manager  derives  from investment  advisory  fees  paid by the  Fund.  These  payments  are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

     o These types of payments may reflect  compensation for marketing  support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

     o The Manager and Distributor  each may also pay other  compensation to the extent the payment is not  prohibited by law or by any  self-regulatory  agency, such as the NASD.  Payments are made based on the guidelines  established by the
Manager and Distributor, subject to applicable law.

     These  payments may provide an incentive  to  financial  intermediaries  to actively  market or promote the sale of shares of the Fund or other  Oppenheimer funds, or to support the marketing or promotional  efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition,  some types of payments may provide a financial  intermediary with an incentive to recommend the Fund or a particular share class. Financial  intermediaries may earn profits on these  payments,  since the  amount of the  payment  may  exceed  the cost of providing  the service.  Certain of these  payments  are subject to  limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's  Prospectus and this SAI. You should ask your financial  intermediary for information  about any payments it receives from the
Fund, the Manager or the  Distributor  and any services it provides,  as well as the fees and commissions it charges.

     Although  brokers or dealers that sell Fund shares may also act as a broker or dealer in connection  with the execution of the purchase or sale of portfolio securities by the Fund or other  Oppenheimer  funds, a financial  intermediary's sales  of  shares  of  the  Fund  or  such  other  Oppenheimer  funds  is  not a consideration  for the  Manager  when  choosing  brokers  or  dealers  to effect portfolio transactions for the Fund or such other Oppenheimer funds.

     Revenue  sharing  payments  can  pay  for   distribution-related  or  asset
retention items including, without limitation,

     o  transactional  support,  one-time  charges for setting up access for the
Fund or other  Oppenheimer funds on particular  trading systems,  and paying the intermediary's networking fees;

     o program  support,  such as expenses  related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs,  fund  "supermarkets",  bank or trust  company  products or  insurance companies' variable annuity or variable life insurance products;

     o  placement  on  the  dealer's   list  of  offered   funds  and  providing
representatives  of the  Distributor  with access to a financial  intermediary's sales meetings, sales representatives and management representatives.

     Additionally,  the  Manager  or  Distributor  may  make  payments  for firm support,  such as business  planning  assistance,  advertising,  and educating a financial  intermediary's  sales  personnel  about  the  Oppenheimer  funds  and shareholder financial planning needs.

     For  the  year  ended   December  31,   2006,   the   following   financial
intermediaries that are broker-dealers offering shares of the Oppenheimer funds,
and/or  their  respective  affiliates,   received  revenue  sharing  or  similar
distribution-related  payments from the Manager or Distributor  for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

     For the year ended  December 31, 2006, the following  firms,  which in some cases are broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue  sharing
arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &

                                        Annuity Co.

Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

     Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation of how total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its  performance  data must  include  the  average  annual  total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

     o Total returns  measure the  performance of a hypothetical  account in the
Fund over various periods and do not show the performance of each  shareholder's account. Your account's performance will vary from the model performance data if your  dividends  are  received  in cash,  or you buy or sell  shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.

     o The Fund's  performance  returns  may not  reflect the effect of taxes on dividends and capital gains distributions.

     o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.

     o The  principal  value of the Fund's  shares,  and total  returns  are not guaranteed and normally will fluctuate on a daily basis.

     o When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.

     o Total returns for any given past period represent historical  performance information  and are not, and should not be  considered,  a prediction of future returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of the Fund are  affected by market  conditions,  the quality of the  Fund's  investments,  the  maturity  of  those  investments,  the  types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P" in the  formula  below)  (unless  the  return is shown without sales charge,  as described  below).  Unless  otherwise  noted,  Class A shares total returns reflect the historical performance of the Class A shares of the Fund (formerly  Capital shares;  see the section entitled  "Organization and
History")  as adjusted  for the fees and expenses of Class A shares in effect as of 3/3/97 (without giving effect to any fee waivers). Class A shares are subject to a maximum annual 0.25% asset-based  sales charge  currently.  The asset-based sales charge is subject to a voluntary  waiver of a portion or all of the charge as described in the  Prospectus,  and the Board of Directors has set the rate at zero. For Class B shares,  payment of the applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shown:  5.0%
in the first year,  4.0% in the second year, 3.0% in the third and fourth years,
2.0% in the fifth year, 1.0% in the sixth year and none thereafter.  For Class C shares,  the 1.0%  contingent  deferred sales charge is deducted for returns for the one-year  period.  For Class N shares,  the 1.0%  contingent  deferred sales charge is deducted for returns for the one-year  period,  and total  returns for the periods prior to 03/01/01 (the  inception date for Class N shares) are based on the Fund's  Class A returns,  adjusted  to reflect  the higher  Class N 12b-1 fees.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

          - 1  = Average Annual Total
ERV   l/n      Return
  P

     o Average Annual Total Return (After Taxes on Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any  distributions  made by the Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes  on Fund distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

     o  Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)"  of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Fund  during the  specified  period and the  effect of  capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on Fund  distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

     o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

     o Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.  Each is based on the  difference  in net  asset  value per share at the beginning and the end of the period for a hypothetical  investment in that class of shares (without  considering  front-end or contingent deferred sales charges)
and takes into  consideration  the  reinvestment  of dividends and capital gains distributions.

---------------------------------------------------------------------------------

           The Fund's Total Returns for the Periods Ended 10/31/2006

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year           5-Years          10-Years
                                                (or life of       (or life of
                                               class if less)   class if less)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class     147.81%  162.92%   11.62%   18.43%   10.13%  11.45%   9.50%    10.15%

A(1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class     148.45%  148.45%   12.37%   17.37%   10.25%  10.52%   9.88%    9.88%

B(2)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class     140.34%  140.34%   16.39%   17.39%   10.53%  10.53%   9.50%    9.50%

C(3)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class      51.70%   51.70%   16.93%   17.93%   11.05%  11.05%   7.63%    7.63%

N(4)
---------------------------------------------------------------------------------

1. Inception of Class A: 2/13/87.
2. Inception of Class B: 3/3/97.
3. Inception of Class C: 3/3/97.
4. Inception of Class N: 3/1/01.

-----------------------------------------------------------------------------

  Average Annual Total Returns for Class A(1) Shares (After Sales Charge)
                      For the Periods Ended 10/31/2006

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                                 1-Year         5-Years         10-Years
                                              (or life of      (or life of
                                             class if less)  class if less)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions     9.88%           9.32%            6.44%

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                   9.37%           8.55%            6.60%

Distributions and
Redemption of Fund Shares
-----------------------------------------------------------------------------
   1. Inception of Class A: 2/13/87

     Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market index in its Annual  Report to shareholders.  You can obtain that  information by contacting the Transfer Agent at the  addresses or telephone  numbers shown on the cover of this SAI. The Fund may also compare its performance to that of other  investments,  including other mutual  funds,  or  use  rankings  of its  performance  by  independent  ranking entities. Examples of these performance comparisons are set forth below.

     |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment  styles.
The Lipper  performance  rankings  are based on total  returns  that include the reinvestment of capital gain  distributions and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"
indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

     |X|  Morningstar  Ratings.  From time to time the Fund may publish the star rating  of the  performance  of its  classes  of  shares  by  Morningstar,  Inc.
("Morningstar"),  an independent  mutual fund  monitoring  service.  Morningstar rates mutual funds in their specialized  market sector.  The Fund is rated among mid-cap blend funds.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars,  the next 22.5% receive 2 stars, and the bottom 10% receive
1 star. (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

     |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements and sales literature performance  information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the
Fund's classes of shares may be compared in  publications  to the performance of various market indices or other investments, and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors  may also wish to compare the returns on the Fund's share classes to the  return on  fixed-income  investments  available  from  banks and  thrift institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic conditions. That may include, for example,

     o information  about the  performance of certain  securities or commodities markets or segments of those markets,

     o  information  about  the  performance  of  the  economies  of  particular countries or regions,

     o the earnings of companies included in segments of particular  industries, sectors, securities markets, countries or regions,

     o the  availability  of  different  types of  securities  or  offerings  of securities,

     o information  relating to the gross national or gross domestic  product of the United States or other countries or regions,

     o  comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

     Additional  information  is  presented  below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information  about the special sales charge arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

     When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be  recorded  as a book entry on the  records of the Fund.  The
Fund will not issue or re-register physical share certificates.

     AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least $50 and shareholders  must invest at least $500 before an Asset
Builder Plan  (described  below) can be established  on a new account.  Accounts established  prior  to  November  1,  2002  will  remain  at $25 for  additional purchases.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH  transfers on the business day the Fund  receives  Federal  Funds for the purchase  through the ACH system before the close of the New York Stock Exchange
(the "NYSE").  The NYSE normally  closes at 4:00 p.m.,  but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular  business day. The proceeds of ACH transfers are normally  received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis,  the  Distributor  reserves the right  to  cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible  for any delays in purchasing  shares  resulting  from delays in ACH transmissions.

     Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and
Letters of Intent  because of the  economies of sales  efforts and  reduction in expenses realized by the Distributor,  dealers and brokers making such sales. No sales charge is imposed in certain other  circumstances  described in Appendix C to this SAI  because the  Distributor  or dealer or broker  incurs  little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the
Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Portfolio Series:
Oppenheimer Core Bond Fund                   Active Allocation Fund
Oppenheimer California Municipal Fund        Equity Investor Fund
Oppenheimer Capital Appreciation Fund        Conservative Investor Fund
Oppenheimer Capital Income Fund              Moderate Investor Fund

                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund

Oppenheimer Commodity Strategy Total      Oppenheimer Principal Protected Main
Return Fund                               Street Fund II

                                          Oppenheimer Principal Protected Main

Oppenheimer Convertible Securities Fund   Street Fund III
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Fund

                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer Quest International Value
Oppenheimer Dividend Growth Fund          Fund, Inc.

Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Arizona Municipal

Oppenheimer Equity Fund, Inc.             Fund

                                          Oppenheimer Rochester Maryland
Oppenheimer Global Fund                   Municipal Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Gold & Special Minerals Fund  Municipal Fund
                                          Oppenheimer Rochester Minnesota
Oppenheimer Growth Fund                   Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer International Bond Fund       Municipals
Oppenheimer International Diversified     Oppenheimer Rochester North Carolina
Fund                                      Municipal Fund
                                          Oppenheimer Rochester Ohio Municipal
Oppenheimer International Growth Fund     Fund
Oppenheimer International Small Company   Oppenheimer Rochester Virginia
Fund                                      Municipal Fund
Oppenheimer International Value Fund      Oppenheimer Select Value Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer Senior Floating Rate Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term Municipal Fund   Oppenheimer Strategic Income Fund
Oppenheimer Main Street Fund              Oppenheimer U.S. Government Trust
Oppenheimer Main Street Opportunity Fund  Oppenheimer Value Fund
Oppenheimer Main Street Small Cap Fund    Limited-Term New York Municipal Fund
Oppenheimer MidCap Fund                   Rochester Fund Municipals

LifeCycle Funds
  Oppenheimer Transition 2010 Fund
  Oppenheimer Transition 2015 Fund
  Oppenheimer Transition 2020 Fund
  Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust

Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described  in this SAI,  redemption  proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

     Letters of Intent. Under a Letter of Intent ("Letter"),  you can reduce the sales  charge  rate  that  applies  to your  purchases  of Class A shares if you purchase  Class A,  Class B or Class C shares  of the Fund or other  Oppenheimer funds during a 13-month  period.  The total amount of your purchases of Class A,
Class B and Class C shares will  determine the sales charge rate that applies to your Class A share  purchases  during that period.  Purchases made up to 90 days before  the date that you  submit a Letter of Intent  will be  included  in that determination.  Class A shares  of  Oppenheimer  Money  Market  Fund,  Inc.  and
Oppenheimer  Cash  Reserves  on which you have not paid a sales  charge  and any
Class N shares you purchase, or may have purchased,  will not be counted towards satisfying the purchases specified in a Letter.

     A Letter is an investor's statement in writing to the Distributor of his or her  intention  to  purchase a  specified  value of Class A, Class B and Class C shares of the Fund and other  Oppenheimer  funds  during a 13-month  period (the
"Letter  period").  The  Letter  states  the  investor's  intention  to make the aggregate  amount of  purchases  of shares which will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent  deferred  sales charge) do not count toward  satisfying the amount of the Letter.

     Each  purchase  of  Class A shares  under  the  Letter  will be made at the offering  price  (including  the  sales  charge)  that  would  apply to a single lump-sum  purchase of shares in the amount  intended to be  purchased  under the
Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the  Prospectus,  this SAI and the application used for a Letter.  If those terms are amended,  as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:

     (a) Class A shares sold with a front-end sales charge or subject to a Class
A contingent deferred sales charge,

     (b) Class B and Class C shares of other  Oppenheimer funds acquired subject to a contingent deferred sales charge, and

     (c) Class A, Class B or Class C shares  acquired  by exchange of either (1)
Class A shares of one of the other  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class
C shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

     Asset Builder  Plans.  As explained in the  Prospectus,  you must initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a Prospectus of the selected  fund(s) from your financial  adviser (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

     Retirement  Plans.  Certain  types of  retirement  plans  are  entitled  to purchase  shares of the Fund without  sales  charges or at reduced  sales charge rates,  as  described in Appendix C to this SAI . Certain  special  sales charge arrangements  described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch Pierce Fenner &
Smith,  Inc.  ("Merrill  Lynch")  or an  independent  record  keeper  that has a contract or special  arrangement  with  Merrill  Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has less than $1 million in assets  invested in applicable  investments  (other than assets  invested in money market funds),  then the retirement  plan may purchase only Class C shares of the  Oppenheimer  funds.  If on the date the plan sponsor signed the  Merrill  Lynch  record  keeping  service  agreement  the plan has $1 million  or more in  assets  but less than $5  million  in  assets  invested  in applicable  investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the  Oppenheimer  funds.
If on the date the plan sponsor signed the Merrill Lynch record keeping  service agreement  the plan has $5  million  or more in assets  invested  in  applicable investments  (other  than  assets  invested  in money  market  funds),  then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

     OppenheimerFunds  has entered into arrangements with certain record keepers whereby the Transfer Agent or an affiliate compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the  record  keeping  fees  charged by the  retirement  plan's  record keeper, that compensation arrangement may be terminated at any time, potentially affecting  the record  keeping  fees  charged by the  retirement  plan's  record keeper.

     Cancellation  of Purchase  Orders.  Cancellation of purchase orders for the
Fund's  shares  (for  example,  when a purchase  check is  returned  to the Fund unpaid)  causes a loss to be  incurred  when the net asset  values of the Fund's shares on the cancellation  date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset  value per share  multiplied by the number of shares in the purchase  order.  The investor is responsible for that  loss.  If the  investor  fails to  compensate  the Fund for the loss,  the
Distributor  will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's name, or the
Fund or the Distributor may seek other redress.

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the Fund.  However,  each  class has different  shareholder  privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by  incremental  expenses borne solely by that class.  Those expenses  include the asset-based  sales charges to which Class B,
Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The Distributor  will not accept a purchase order of more than $100,000 for
Class B shares or a purchase  order of $1 million  or more to  purchase  Class C shares on behalf of a single  investor (not  including  dealer  "street name" or omnibus accounts).

     Class B, Class C or Class N shares may not be  purchased  by a new investor
directly  from  the  Distributor   without  the  investor   designating  another
registered broker-dealer.

     Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares at net asset  value  whether or not  subject  to a  contingent deferred sales charge as described in the Prospectus,  no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares  purchased with the  redemption  proceeds of shares of another mutual  fund  offered  as an  investment  option in a  retirement  plan in which
Oppenheimer  funds  are also  offered  as  investment  options  under a  special arrangement with the Distributor, if the purchase occurs more than 30 days after the  Oppenheimer  funds are  added as an  investment  option  under  that  plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the
Prospectus, Class N shares also are offered to the following:

     o to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),

     o  to  all  rollover   contributions   made  to  Individual  401(k)  plans,
Profit-Sharing Plans and Money Purchase Pension Plans,

     o to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle  and
Ascender retirement plans,

     o to all trustee-to-trustee IRA transfers,

     o to all 90-24 type 403(b) transfers,

     o to Group  Retirement  Plans (as  defined in Appendix C to this SAI) which have entered into a special agreement with the Distributor for that purpose,

     o to Retirement  Plans  qualified  under  Sections  401(a) or 401(k) of the
Internal  Revenue  Code,  the  recordkeeper  or the plan  sponsor  for which has entered into a special agreement with the Distributor,

     o to Retirement  Plans of a plan sponsor where the aggregate  assets of all such  plans  invested  in the  Oppenheimer  funds  is  $500,000  or  more,

     o to Retirement  Plans with at least 100 eligible  employees or $500,000 or more in plan assets,

     o to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that pay for the purchase  with  the  redemption  proceeds  of  Class  A  shares  of one or  more
Oppenheimer funds, and

     o to certain  customers of broker-dealers  and financial  advisers that are identified in a special agreement between the broker-dealer or financial adviser and the Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
A  shares  of one or  more  Oppenheimer  funds  (other  than  rollovers  from an
OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the plan for more than one year  (other  than  rollovers  from an  OppenheimerFunds-sponsored  Pinnacle  or
Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and

     o on purchases of Class N shares by an OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Directors,  custodian expenses, share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

     Fund  Account  Fees.  As stated in the  Prospectus,  a $12 annual  "Minimum
Balance Fee" is assessed on each Fund account with a share balance  valued under
$500.  The Minimum  Balance Fee is  automatically  deducted  from each such Fund account in September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:

     o A fund account whose shares were  acquired  after  September  30th of the prior year;

     o A fund  account  that  has a  balance  below  $500  due to the  automatic conversion of shares from Class B to Class A shares.  However,  once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;

     o Accounts of  shareholders  who elect to access  their  account  documents electronically via eDoc Direct;

     o A fund account that has only certificated shares and, has a balance below
$500 and is being escheated;

     o Accounts of shareholders that are held by  broker-dealers  under the NSCC
Fund/SERV system;

     o Accounts held under the Oppenheimer Legacy Program and/or holding certain
Oppenheimer Variable Account Funds;

     o Omnibus  accounts  holding  shares  pursuant to the  Pinnacle,  Ascender,
Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs; and

     o A fund  account  that falls below the $500  minimum  solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

     To access account documents  electronically via eDocs Direct,  please visit the  Service  Center on our  website at  www.oppenheimerfunds.com  and click the hyperlink "Sign Up for Electronic  Document  Delivery" under the heading "I Want
To," or call 1.888.470.0862 for instructions.

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

     Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the  NYSE on each day that  the  NYSE is  open.  The  calculation  is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that class that are outstanding. The NYSE normally closes at
4:00 p.m.,  Eastern time, but may close earlier on some other days (for example, in case of weather  emergencies or on days falling before a U.S.  holiday).  All references  to time in this SAI mean  "Eastern  time."  The NYSE's  most  recent annual  announcement  (which is subject to change)  states that it will close on
New Year's Day,  Martin  Luther King,  Jr. Day,  Presidents'  Day,  Good Friday,
Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day and Christmas Day.
It may also close on other days.

     Dealers other than NYSE members may conduct  trading in certain  securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00 p.m. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem
shares.   Additionally,   trading   on  many   foreign   stock   exchanges   and
over-the-counter markets normally is completed before the close of the NYSE.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but  before  the close of the NYSE,  will not be  reflected  in the
Fund's  calculation  of its  net  asset  values  that  day  unless  the  Manager determines  that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable,  may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the
Board at its next ensuing meeting.

     |X|  Securities  Valuation.  The Fund's Board of Directors has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

     o Equity  securities  traded on a U.S.  securities  exchange  are valued as follows:

     (1) if last sale information is regularly reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded on that day, or

     (2) if last sale information is not available on a valuation date, they are valued at the last  reported sale price  preceding  the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

     o Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:

     (1) at the last sale price available to the pricing service approved by the
Board of Directors, or

     (2) at the last sale price  obtained by the Manager  from the report of the principal  exchange on which the security is traded at its last trading  session on or immediately before the valuation date, or

     (3) at the mean  between the "bid" and  "asked"  prices  obtained  from the principal  exchange  on  which  the  security  is  traded  or,  on the  basis of reasonable inquiry, from two market makers in the security.

     o Long-term  debt  securities  having a remaining  maturity in excess of 60 days  are  valued  based  on the mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the Fund's  Board of
Directors  or  obtained  by the  Manager  from two active  market  makers in the security on the basis of  reasonable  inquiry.  o The following  securities  are valued at the mean between the "bid" and "asked" prices  determined by a pricing service  approved by the Fund's  Board of  Directors  or obtained by the Manager from two  active  market  makers  in the  security  on the  basis of  reasonable inquiry:

     (1) debt  instruments  that  have a  maturity  of more  than 397 days  when issued,

     (2) debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3) non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

     o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

     (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less, and

     (2) debt  instruments  held by a money  market  fund that have a  remaining maturity of 397 days or less.

     o Securities (including restricted securities) not having readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Directors.  The pricing  service may use "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing prices in the New York foreign  exchange market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded as determined by a pricing service approved by the Board of Directors or by the Manager.  If there were no sales that day, they shall be valued at the last sale  price on the  preceding  trading  day if it is within the  spread of the  closing  "bid" and  "asked"  prices on the  principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal  exchange on the valuation  date. If the put, call or future is not  traded on an  exchange,  it shall be valued by the mean  between  "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

     Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for  business  on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's  next  regular  business  day  following  the redemption.  In those circumstances,  the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

     o Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge was paid, or

     o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment.  This privilege does not apply to Class C and  Class N  shares.  The Fund  may  amend,  suspend  or  cease  offering  this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

     Payments "In Kind". The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

     Involuntary  Redemptions.  The Fund's Board of  Directors  has the right to cause the  involuntary  redemption  of the  shares  held in any  account  if the aggregate  net asset  value of those  shares  is less  than $500 or such  lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an  account if the  aggregate  net asset  value of such  shares has fallen below the stated  minimum solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the  requirements for any notice to be given to the  shareholders in question (not less than 30 days).  The Board
may   alternatively  set  requirements  for  the  shareholder  to  increase  the investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

     Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

     Distributions  From  Retirement  Plans.  Requests  for  distributions  from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must: (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and (3)
conform  to the  requirements  of the  plan  and  the  Fund's  other  redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

     Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order  from a dealer  or  broker  after  the  close of the NYSE on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 p.m., but may do so earlier on some days.

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

     Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the
Fund valued at $5,000 or more can authorize the Transfer  Agent to redeem shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic  Withdrawal Plan. Class B, Class C
and Class N  shareholders  should  not  establish  automatic  withdrawal  plans, because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where  the  Class B,  Class C or Class N  contingent deferred sales charge is waived as described in Appendix C to this SAI).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this SAI.

     Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without  a sales  charge  will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester Minnesota
   Fund                                      Municipal Fund
   Oppenheimer International Value Fund      Oppenheimer Rochester National

                                             Municipals

   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Senior Floating Rate Fund
   Oppenheimer Principal Protected Main      Rochester Fund Municipals
   Street Fund II
   Oppenheimer Pennsylvania Municipal Fund

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Capital Income Fund           Oppenheimer Rochester Arizona Municipal

                                             Fund

   Oppenheimer Cash Reserves                 Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer Convertible Securities Fund   Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer Dividend Growth Fund          Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Gold & Special Minerals Fund  Oppenheimer Rochester Minnesota
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester National
   Fund                                      Municipals
   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund

     o  Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

     o Oppenheimer Institutional Money Market Fund only offers Class E and Class
L shares.

     o Class B and Class C shares of  Oppenheimer  Cash  Reserves are  generally available only

by  exchange  from the same class of shares of other  Oppenheimer  funds or through OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
Reserves acquired by exchange of Class M shares.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of certain money market funds offered by the  Distributor.  Shares of any money market fund  purchased  without a sales  charge may be  exchanged  for shares of  Oppenheimer  funds  offered  with a sales  charge upon payment of the sales  charge.

     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer  funds into which you may exchange  shares.

     o  Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

     o Shares of  Oppenheimer  Principal  Protected  Main  Street Fund II may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).

     o Shares of  Oppenheimer  Principal  Protected  Main Street Fund III may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal Protected Main Street Fund III until after the expiration of the  warranty  period  (12/16/2011).

     o Class A,  Class B,  Class C and  Class N  shares  of each of  Oppenheimer
Developing Markets Fund and Oppenheimer  International Small Company Fund may be
acquired by  exchange  only with a minimum  initial  investment  of $50,000.  An existing  shareholder of each fund may make additional  exchanges into that fund with as little as $50.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A shares of any  Oppenheimer  fund  (other  than  Oppenheimer
Rochester  National  Municipals  and  Rochester  Fund  Municipals)  acquired  by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class
A contingent  deferred sales charge are redeemed  within 18 months measured from the  beginning of the calendar  month of the initial  purchase of the  exchanged
Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of  Oppenheimer  Rochester  National  Municipals  and
Rochester  Fund  Municipals  acquired  by  exchange  of  Class A  shares  of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed  within 24 months of the  beginning  of the  calendar  month of the initial  purchase  of the  exchanged  Class A  shares,  the  Class A  contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o Except  with  respect  to the  Class B shares  described  in the next two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Limited  Term  California
Municipal Fund,  Oppenheimer  Limited-Term  Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund,  the Class B contingent  deferred sales charge is imposed on the  acquired  shares if they are  redeemed  within  five  years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Cash  Reserves  that were acquired  through the  exchange  of Class B shares  initially  purchased  in the
Oppenheimer  Capital  Preservation  Fund, the Class B contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed within five years of that initial purchase.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be imposed if the retirement  plan (not including IRAs and 403(b) plans) is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

     o When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B, Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which the  shares  are exchanged.  Before exchanging shares,  shareholders should take into account how the  exchange  may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  Prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange request that may disadvantage it. For example,  if the  receipt of  multiple  exchange  requests  from a dealer  might require the  disposition  of portfolio  securities  at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  features  that are available in the new fund (such as an Asset
Builder  Plan or  Automatic  Withdrawal  Plan) will be  switched to the new fund account unless you tell the Transfer Agent not to do so.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this SAI, or would include  shares covered by a share  certificate  that is not tendered with the request.  In those cases,  only the shares  available  for exchange  without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

     Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares  are  expected  to be lower  than  dividends  on Class A shares.  That is because of the effect of the  asset-based  sales  charge on Class B, Class C and
Class N shares.  Those  dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Fund's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations  generally  affecting the Fund and its shareholders.

     The tax  discussion in the  Prospectus  and this SAI is based on tax law in effect on the date of the Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with  retroactive  effect.  State and local tax  treatment  of  ordinary  income dividends and capital gain  dividends from  regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue Code  described  below.
Potential  purchasers  of  shares  of the Fund are  urged to  consult  their tax advisers with specific  reference to their own tax  circumstances as well as the consequences  of federal,  state and local tax rules  affecting an investment in the Fund.

     Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.  That qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them.
This avoids a "double tax" on that income and capital gains,  since shareholders normally  will be taxed on the dividends and capital gains they receive from the
Fund  (unless  their  Fund  shares  are  held  in a  retirement  account  or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code,  by December  31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Directors and the Manager might  determine in a particular year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     Taxation  of  Fund   Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the  dividends-received   deduction  for  corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts.  If net long term capital  gains are  distributed  and  designated as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long the shareholder  has held his or her shares or whether that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of such gain on their tax return as  long-term  capital  gain,  will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the
Fund on the gain,  and will  increase  the tax basis  for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income  that may be received  by the Fund from  sources  within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from,  taxes on such income.
The Fund may be subject to U.S. Federal income tax, and an interest  charge,  on certain  distributions  or gains  from the sale of shares  of a foreign  company considered  to be a PFIC,  even if those  amounts are paid out as  dividends  to shareholders.  To avoid imposition of the interest charge, the Fund may elect to
"mark to market" all PFIC shares that it holds at the end of each taxable  year.
In that case,  any  increase or decrease in the value of those  shares  would be recognized  as ordinary  income or as  ordinary  loss (but only to the extent of previously recognized "mark-to-market" gains).

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

     Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a  foreign  person  (to  include,  but  not  limited  to,  a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
Any tax  withheld by the Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income  dividends, capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisers or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds  into which you may  exchange shares.  Reinvestment  will be made without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option, the shareholder must notify the Transfer
Agent in writing  and must have an  existing  account in the fund  selected  for reinvestment.  Otherwise the shareholder first must obtain a Prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or  distributions  from  shares of certain  other  Oppenheimer  funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Custodian.  Citibank,  N.A. is the custodian of the Fund's assets.  The custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

     Independent  Registered  Public  Accounting  Firm.  KPMG LLP  serves as the independent  registered public accounting firm for the Fund. KPMG LLP audits the
Fund's financial statements and performs other related audit services.  KPMG LLP also acts as the independent  registered  public accounting firm for the Manager and certain  other funds  advised by the Manager and its  affiliates.  Audit and non-audit  services provided by KPMG LLP to the Fund must be pre-approved by the
Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Quest Capital Value Fund, Inc., including the statement of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Quest Capital Value Fund, Inc. as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP

Denver, Colorado
December 12, 2006

STATEMENT OF INVESTMENTS  October 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Gentex Corp.                                           291,521   $    4,638,099
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.2%
Centex Corp.                                           221,300       11,573,990
--------------------------------------------------------------------------------
MEDIA--5.9%
Lamar Advertising Co.,
Cl. A 1                                                126,800        7,313,824
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                    140,421       14,245,710
--------------------------------------------------------------------------------
WPP Group plc,
Sponsored ADR                                          154,600        9,894,400
                                                                 ---------------
                                                                     31,453,934

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Federated Department
Stores, Inc.                                           144,200        6,331,822
--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.9%
Claire's Stores, Inc.                                  332,100        9,415,035
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                   573,500       16,602,825
                                                                 ---------------
                                                                     26,017,860

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
K-Swiss, Inc., Cl. A                                   258,000        9,112,560
--------------------------------------------------------------------------------
ENERGY--3.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
National Oilwell
Varco, Inc. 1                                           74,000        4,469,600
--------------------------------------------------------------------------------
OIL & GAS--2.8%
ConocoPhillips                                          86,200        5,192,688
--------------------------------------------------------------------------------
Range Resources Corp.                                  158,400        4,300,560
--------------------------------------------------------------------------------
XTO Energy, Inc.                                       120,500        5,622,530
                                                                 ---------------
                                                                     15,115,778

--------------------------------------------------------------------------------
FINANCIALS--31.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.7%
Merrill Lynch & Co.,
Inc.                                                   165,600       14,476,752
--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.6%
M&T Bank Corp.                                          45,300        5,517,993

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Prosperity Bancshares,
Inc.                                                    81,700   $    2,834,173
--------------------------------------------------------------------------------
TCF Financial Corp.                                    188,600        4,909,258
--------------------------------------------------------------------------------
Zions Bancorp                                          208,000       16,723,200
                                                                 ---------------
                                                                     29,984,624

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--9.9%
CIT Group, Inc.                                        177,700        9,249,285
--------------------------------------------------------------------------------
Citigroup, Inc.                                        417,700       20,951,832
--------------------------------------------------------------------------------
JPMorgan
Chase & Co.                                            477,700       22,662,088
                                                                 ---------------
                                                                     52,863,205

--------------------------------------------------------------------------------
INSURANCE--11.3%
Conseco, Inc. 1                                        300,300        6,108,102
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                  127,600       12,655,368
--------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc.
(The)                                                   93,300        8,132,961
--------------------------------------------------------------------------------
MBIA, Inc.                                              82,900        5,141,458
--------------------------------------------------------------------------------
Partnerre Holdings
Ltd.                                                   110,200        7,705,184
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                       221,700       12,503,880
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                            172,200        7,867,818
                                                                 ---------------
                                                                     60,114,771

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.2%
MGIC Investment
Corp.                                                  197,000       11,575,720
--------------------------------------------------------------------------------
HEALTH CARE--13.1%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Beckman Coulter, Inc.                                  154,700        8,906,079
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
Laboratory Corp. of
America Holdings 1                                     243,100       16,649,919
--------------------------------------------------------------------------------
Omnicare, Inc.                                          69,300        2,625,084
                                                                 ---------------
                                                                     19,275,003

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--4.5%
Invitrogen Corp. 1                                     174,300   $   10,111,143
--------------------------------------------------------------------------------
Thermo Electron
Corp. 1                                                330,200       14,155,674
                                                                 ---------------
                                                                     24,266,817

--------------------------------------------------------------------------------
PHARMACEUTICALS--3.3%
Pfizer, Inc.                                           220,000        5,863,000
--------------------------------------------------------------------------------
Roche Holdings AG                                       66,000       11,549,536
                                                                 ---------------
                                                                     17,412,536

--------------------------------------------------------------------------------
INDUSTRIALS--9.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.5%
DRS Technologies, Inc.                                 152,400        6,739,128
--------------------------------------------------------------------------------
Goodrich Corp.                                         130,100        5,736,109
--------------------------------------------------------------------------------
L-3 Communications
Holdings, Inc.                                         211,500       17,029,980
                                                                 ---------------
                                                                     29,505,217

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
ChoicePoint, Inc. 1                                    154,800        5,633,172
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
General Electric Co.                                   207,400        7,281,814
--------------------------------------------------------------------------------
MACHINERY--1.9%
Actuant Corp., Cl. A                                   108,000        5,544,720
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    103,700        4,688,277
                                                                 ---------------
                                                                     10,232,997

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.2%
Motorola, Inc.                                         502,700       11,592,262
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.1%
Amphenol Corp., Cl. A                                  110,300        7,489,370
--------------------------------------------------------------------------------
CDW Corp.                                              135,400        8,891,718
--------------------------------------------------------------------------------
Jabil Circuit, Inc.                                    381,800       10,961,478
                                                                 ---------------
                                                                     27,342,566

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--2.1%
Zebra Technologies
Corp., Cl. A 1                                         299,600       11,166,092
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
KLA-Tencor Corp.                                       169,500        8,334,315

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR                                              880,744   $    8,543,217
                                                                 ---------------
                                                                     16,877,532

--------------------------------------------------------------------------------
MATERIALS--1.4%
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.4%
Smurfit-Stone
Container Corp. 1                                      683,200        7,282,912
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Windstream Corp.                                       395,802        5,430,403
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Alltel Corp.                                            76,700        4,088,877
--------------------------------------------------------------------------------
UTILITIES--7.0%
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--7.0%
Dominion Resources,
Inc.                                                   145,000       11,743,550
--------------------------------------------------------------------------------
Duke Energy Corp.                                      663,300       20,986,812
--------------------------------------------------------------------------------
SCANA Corp.                                            117,000        4,675,321
                                                                 ---------------
                                                                     37,405,683
                                                                 ---------------
Total Common Stocks
(Cost $453,522,617)                                                 521,428,677

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM NOTES--2.2%
--------------------------------------------------------------------------------
Federal Home Loan
Bank, 4.98%, 11/1/06
(Cost $11,854,000)                               $  11,854,000       11,854,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $465,376,617)                                      100.0%     533,282,677
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                            0.0         (204,076)
                                                 -------------------------------
NET ASSETS                                               100.0%  $  533,078,601
                                                 ===============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $465,376,617)--see accompanying statement of investments    $  533,282,677
-------------------------------------------------------------------------------------------------------
Cash                                                                                            70,245
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                   771,883
Interest and dividends                                                                         185,876
Other                                                                                           28,210
                                                                                        ---------------
Total assets                                                                               534,338,891

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                               924,816
Distribution and service plan fees                                                             110,718
Transfer and shareholder servicing agent fees                                                   94,396
Directors' compensation                                                                         62,920
Shareholder communications                                                                      46,411
Other                                                                                           21,029
                                                                                        ---------------
Total liabilities                                                                            1,260,290

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $  533,078,601
                                                                                        ===============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                    $        1,880
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 425,005,087
-------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              387,927
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions              39,776,555
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies                                                           67,907,152
                                                                                        ---------------
NET ASSETS                                                                              $  533,078,601
                                                                                        ===============

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $382,512,571 and 13,123,521 shares of capital stock outstanding)                                                       $29.15
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)       $30.93
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $76,582,576 and 2,915,340 shares of capital stock outstanding)                                                                         $26.27
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)and offering price per share (based on net assets of $54,970,804 and 2,089,574 shares of capital stock outstanding)                                                                            $26.31
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)and offering price per share (based on net assets of $19,012,650 and 666,665 shares of capital stock outstanding)                                                                            $28.52

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $84,644)                                 $    7,477,751
-------------------------------------------------------------------------------------------------------
Interest                                                                                       789,931
-------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                             323
-------------------------------------------------------------------------------------------------------
Other income                                                                                    12,011
                                                                                        ---------------
Total investment income                                                                      8,280,016

-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
Management fees                                                                              4,322,669
-------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                        862,463
Class B                                                                                        765,315
Class C                                                                                        517,710
Class N                                                                                         89,847
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                        605,017
Class B                                                                                        221,794
Class C                                                                                        145,855
Class N                                                                                         93,824
-------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                         72,508
Class B                                                                                         22,499
Class C                                                                                         12,961
Class N                                                                                          1,969
-------------------------------------------------------------------------------------------------------
Directors' compensation                                                                         33,205
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                      5,566
-------------------------------------------------------------------------------------------------------
Administration service fees                                                                      1,500
-------------------------------------------------------------------------------------------------------
Other                                                                                          114,832
                                                                                        ---------------
Total expenses                                                                               7,889,534
Less reduction to custodian expenses                                                            (5,566)
Less waivers and reimbursements of expenses                                                    (32,951)
                                                                                        ---------------
Net expenses                                                                                 7,851,017

-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          428,999

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                             $   45,672,731
Foreign currency transactions                                                                    2,931
                                                                                        ---------------
Net realized gain                                                                           45,675,662
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                 36,971,342
Translation of assets and liabilities denominated in foreign currencies                        107,311
                                                                                        ---------------
Net change in unrealized appreciation                                                       37,078,653

-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $   83,183,314
                                                                                        ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                                       2006            2005
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                        $     428,999    $ (1,948,392)
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      45,675,662      58,633,132
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  37,078,653     (21,273,522)
                                                                                    ------------------------------
Net increase in net assets resulting from operations                                   83,183,314      35,411,218

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                               (35,134,229)    (20,205,360)
Class B                                                                                (8,357,741)     (5,450,917)
Class C                                                                                (5,324,375)     (2,913,193)
Class N                                                                                (1,754,083)       (840,494)

------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                18,026,045      81,732,028
Class B                                                                                (1,297,118)      9,594,810
Class C                                                                                 5,624,017      11,963,644
Class N                                                                                 1,395,263       5,726,757

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                         56,361,093     115,018,493
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   476,717,508     361,699,015
                                                                                    ------------------------------
End of period (including accumulated net investment income (loss)
of $387,927 and $(44,003), respectively)                                            $ 533,078,601    $476,717,508
                                                                                    ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED OCTOBER 31,                     2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     27.34     $     26.89     $     23.71     $     19.07     $     20.91
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .09 1          (.05) 1         (.10)           (.09)           (.13)
Net realized and unrealized gain (loss)                    4.61            2.58            3.45            4.73           (1.25)
                                                    -----------------------------------------------------------------------------
Total from investment operations                           4.70            2.53            3.35            4.64           (1.38)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (2.89)          (2.08)           (.17)             --            (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     29.15     $     27.34     $     26.89     $     23.71     $     19.07
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        18.43%           9.80%          14.22%          24.33%          (6.90)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $   382,512     $   339,703     $   252,661     $   193,955     $   150,161
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $   369,074     $   309,617     $   225,711     $   165,906     $   164,479
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                               0.32%          (0.19)%         (0.37)%         (0.43)%         (0.61)%
Total expenses                                             1.29%           1.34%           1.40%           1.56%           1.71%
Expenses after payments and waivers
and reduction to custodian expenses                        1.28%           1.34%           1.40%           1.56%           1.71%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      56%             89%             61%             74%             75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS B         YEAR ENDED OCTOBER 31,                     2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     25.11     $     25.07     $     22.31     $     18.09     $     19.99
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.14) 1         (.28) 1         (.29)           (.22)           (.19)
Net realized and unrealized gain (loss)                    4.19            2.40            3.22            4.44           (1.25)
                                                    -----------------------------------------------------------------------------
Total from investment operations                           4.05            2.12            2.93            4.22           (1.44)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (2.89)          (2.08)           (.17)             --            (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     26.27     $     25.11     $     25.07     $     22.31           18.09
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        17.37%           8.81%          13.22%          23.33%          (7.53)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $    76,583     $    74,004     $    64,069     $    55,449     $    42,010
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $    76,606     $    73,417     $    60,460     $    46,785     $    42,900
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.58)%         (1.10)%         (1.26)%         (1.23)%         (1.30)%
Total expenses                                             2.19%           2.25%           2.30%           2.43%           2.41%
Expenses after payments and waivers
and reduction to custodian expenses                        2.19%           2.25%           2.30%           2.36%           2.41%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      56%             89%             61%             74%             75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C         YEAR ENDED OCTOBER 31,                     2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     25.14     $     25.10     $     22.34     $     18.11     $     20.01
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.14) 1         (.27) 1         (.29)           (.14)           (.13)
Net realized and unrealized gain (loss)                    4.20            2.39            3.22            4.37           (1.31)
                                                    -----------------------------------------------------------------------------
Total from investment operations                           4.06            2.12            2.93            4.23           (1.44)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (2.89)          (2.08)           (.17)             --            (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     26.31     $     25.14     $     25.10     $     22.34     $     18.11
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        17.39%           8.80%          13.20%          23.36%          (7.52)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $    54,971     $    46,560     $    34,414     $    30,510     $    16,979
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $    51,822     $    42,635     $    32,051     $    20,901     $    15,323
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.57)%         (1.09)%         (1.26)%         (1.24)%         (1.30)%
Total expenses                                             2.17%           2.24%           2.31%           2.43%           2.41%
Expenses after payments and waivers
and reduction to custodian expenses                        2.17%           2.24%           2.31%           2.36%           2.41%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      56%             89%             61%             74%             75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS N         YEAR ENDED OCTOBER 31,                     2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     26.91     $     26.61     $     23.56     $     19.00     $     20.88
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.03) 1         (.16) 1         (.19)           (.15)           (.17)
Net realized and unrealized gain (loss)                    4.53            2.54            3.41            4.71           (1.25)
                                                    -----------------------------------------------------------------------------
Total from investment operations                           4.50            2.38            3.22            4.56           (1.42)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (2.89)          (2.08)           (.17)             --            (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     28.52     $     26.91     $     26.61     $     23.56     $     19.00
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        17.93%           9.31%          13.75%          24.00%          (7.10)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $    19,013     $    16,451     $    10,554     $     6,408     $     2,983
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $    17,985     $    13,849     $     8,724     $     4,218     $     1,475
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.12)%         (0.61)%         (0.78)%         (0.75)%         (0.88)%
Total expenses                                             1.90%           2.08%           2.20%           1.97%           1.87%
Expenses after payments and waivers
and reduction to custodian expenses                        1.72%           1.76%           1.81%           1.87%           1.87%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      56%             89%             61%             74%             75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Capital Value Fund, Inc. (the Fund) is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The
Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a subadvisory agreement with Oppenheimer Capital LLC.

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone.
Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B,
C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES  VALUATION.  The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business.  Securities  may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized  by the Board of Directors.  Securities  listed or traded on National
Stock  Exchanges or other  domestic  exchanges are valued based on the last sale price of the security  traded on that exchange prior to the time when the Fund's assets are  valued.  Securities  traded on  NASDAQ(R)  are  valued  based on the closing  price  provided by NASDAQ prior to the time when the Fund's  assets are valued.  In the absence of a sale, the security is valued at the last sale price on the prior  trading  day, if it is within the spread of the closing  "bid" and
"asked"  prices,  and if not,  at the closing  bid price.  Securities  traded on foreign  exchanges  are  valued  based on the last sale  price on the  principal exchange on which the security is traded, as identified by the portfolio pricing service,  prior to the time when the Fund's assets are valued. In the absence of a sale,  the security is valued at the official  closing  price on the principal
exchange.  Corporate,   government  and  municipal  debt  instruments  having  a
remaining  maturity in excess of sixty days and all  mortgage-backed  securities will be  valued  at the mean  between  the "bid"  and  "asked"  prices.  Futures contracts  traded on a  commodities  or futures  exchange  will be valued at the final settlement  price or official  closing price on the principal  exchange as reported by such  principal  exchange at its trading  session ending at, or most recently  prior to,  the time when the  Fund's  assets  are  valued.  Securities
(including  restricted  securities) for which market  quotations are not readily available are valued at their fair value.  Foreign and domestic securities whose values  have  been  materially  affected  by what the  Manager  identifies  as a significant  event  occurring  before the Fund's assets are valued but after the close  of  their  respective  exchanges  will  be fair  valued.  Fair  value  is determined  in good  faith  using  consistently  applied  procedures  under  the supervision  of the  Board of  Directors.  Investments  in  open-end  registered investment  companies  are  valued at that  fund's net asset  value.  Short-term
"money market type" debt securities  with remaining  maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New
York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED         ACCUMULATED     OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                LOSS    FOR FEDERAL INCOME
    INCOME                    GAIN    CARRYFORWARD 1,2          TAX PURPOSES
    ------------------------------------------------------------------------
    $13,044,241        $27,185,677                 $--           $67,907,152

1. During the fiscal year ended October 31, 2006, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended October 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2006. Net assets of the
Fund were unaffected by the reclassifications.

                                            INCREASE TO         REDUCTION TO
                                            ACCUMULATED      ACCUMULATED NET
                INCREASE TO              NET INVESTMENT        REALIZED GAIN
                PAID-IN CAPITAL                  INCOME     ON INVESTMENTS 3
                ------------------------------------------------------------
                $5,688,356                       $2,931           $5,691,287

3. $5,688,356, including $4,227,865 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 was as follows:

                                                YEAR ENDED        YEAR ENDED
                                             OCT. 31, 2006     OCT. 31, 2005
                ------------------------------------------------------------
                Distributions paid from:
                Ordinary income              $   1,473,065     $   7,524,389
                Long-term capital gain          49,097,363        21,885,575
                                             -------------------------------
                Total                        $  50,570,428     $  29,409,964
                                             ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities      $  465,376,617
                                                ==============
            Gross unrealized appreciation       $   79,933,681
            Gross unrealized depreciation          (12,026,529)
                                                --------------
            Net unrealized appreciation         $   67,907,152
                                                ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended
October 31, 2006, the Fund's projected benefit obligations were increased by
$25,417 and payments of $5,029 were made to retired directors, resulting in an accumulated liability of $58,938 as of October 31, 2006.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The
Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of directors' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized one billion shares of $0.0001 par value capital stock in aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                   YEAR ENDED OCTOBER 31, 2006     YEAR ENDED OCTOBER 31, 2005
                                  SHARES           AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------

CLASS A
Sold                           3,428,582    $  94,959,032       5,126,318    $139,073,180
Dividends and/or
distributions reinvested       1,216,605       31,765,567         685,289      17,830,853
Redeemed                      (3,947,226)    (108,698,554)     (2,781,682)    (75,172,005)
                              ------------------------------------------------------------
Net increase                 697,961   $  18,026,045    3,029,925    $81,732,028
                              ============================================================

--------------------------------------------------------------------------------

CLASS B
Sold                        662,085    $  16,582,767   1,048,244    $ 26,362,973
Dividends and/or
distributions reinvested    332,565      7,888,450       211,813       5,102,574
Redeemed                  (1,026,360)   (25,768,335)    (868,351)    21,870,737)
                              ------------------------------------------------------------
Net increase (decrease)    (31,710)   $  (1,297,118)     391,706    $  9,594,810
                              ============================================================
                    YEAR ENDED OCTOBER 31, 2006     YEAR ENDED OCTOBER 31, 2005
                                  SHARES           AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------
CLASS C
Sold                    534,433    $  13,374,856         752,642    $ 18,936,146
Dividends and/or
distributions reinvested 203,472      4,832,457         110,036       2,654,047
Redeemed                 (500,237)   (12,583,296)      (381,897)     (9,626,549)
                              ------------------------------------------------------------
Net increase      237,668    $   5,624,017         480,781    $ 11,963,644
                              ============================================================

------------------------------------------------------------------------------------------
CLASS N
Sold                      185,780    $   5,032,410      306,714    $8,253,911
Dividends and/or
distributions reinvested  64,913        1,664,380        32,272         829,719
Redeemed                  (195,260)    (5,301,527)      (124,402)    (3,356,873)
                              ------------------------------------------------------------
Net increase            55,433    $   1,395,263         214,584    $  5,726,757
                              ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2006, were as follows:

                                PURCHASES              SALES
------------------------------------------------------------
Investment securities        $277,791,975       $286,626,453

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                  FEE SCHEDULE
                  --------------------------------------------
                  Up to $400 million                     0.85%
                  Next $400 million                      0.80
                  Next $400 million                      0.75
                  Next $400 million                      0.65
                  Next $400 million                      0.60
                  Over $2.0 billion                      0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Oppenheimer Capital LLC (the
"Sub-Advisor") to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of February 28, 1997, and remaining 120 days later, plus 30% of the fee collected by the Manager on assets in excess of that amount. In each case the fee is calculated after any waivers of the

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Manager's fee from the Fund. For the year ended October 31, 2006, the Manager paid $1,581,320 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended October 31, 2006, the Fund paid
$1,029,879 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a
Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set
the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The
Distributor's aggregate uncompensated expenses under the plan at September 30,
2006 for Class B, Class C and Class N shares were $625,348, $584,895 and
$249,221, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

CLASS A          CLASS B          CLASS C          CLASS N
CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
FRONT-END        DEFERRED         DEFERRED         DEFERRED        DEFERRED
SALES CHARGES   SALES CHARGES    SALES CHARGES     SALES CHARGES   SALES CHARGES
                RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED      DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
October 31, 2006  $240,266     $7,369       $124,391      $18,111   $4,783

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2006, OFS waived $32,951 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

      As of October 31, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SECURITIES LENDING Continued

or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of
Ocotber 31, 2006, the Fund had no securities on loan.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES .
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES . FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
October 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of October
31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                                         Appendix A

                                    RATINGS DEFINITIONS

     Below   are   summaries   of   the   rating   definitions   used   by   the
nationally-recognized  rating agencies listed below. Those ratings represent the opinion  of the agency as to the credit  quality of issues  that they rate.  The summaries below are based upon publicly  available  information  provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

     Aaa:  Bonds and  preferred  stock  rated  "Aaa"  are  judged to be the best quality.  They carry the smallest degree of investment risk.  Interest  payments are protected by a large or by an  exceptionally  stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

     Aa: Bonds and  preferred  stock rated "Aa" are judged to be of high quality by all  standards.  Together  with  the  "Aaa"  group,  they  comprise  what are generally  known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection  may not be as large as with "Aaa"  securities or fluctuation of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

     A: Bonds and preferred  stock rated "A" possess many  favorable  investment attributes and are to be considered as upper-medium grade  obligations.  Factors giving  security to principal and interest are considered  adequate but elements may be present which  suggest a  susceptibility  to impairment  some time in the future.

     Baa:  Bonds and  preferred  stock rated "Baa" are  considered  medium-grade obligations;  that is, they are neither  highly  protected  nor poorly  secured.
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements  may  be  lacking  or  may  be  characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

     Ba:  Bonds and  preferred  stock rated "Ba" are judged to have  speculative elements. Their future cannot be considered  well-assured.  Often the protection of interest and  principal  payments  may be very  moderate and thereby not well safeguarded  during  both good and bad times  over the  future.  Uncertainty  of position characterizes bonds in this class.

     B: Bonds and preferred  stock rated "B" generally lack  characteristics  of the desirable  investment.  Assurance of interest and  principal  payments or of maintenance  of other terms of the contract  over any long period of time may be small.

     Caa:  Bonds and  preferred  stock  rated "Caa" are of poor  standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca: Bonds and  preferred  stock rated "Ca"  represent obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked shortcomings.

     C: Bonds and preferred  stock rated "C" are the lowest class of rated bonds and can be regarded as having  extremely  poor  prospects of ever  attaining any real investment standing.

     Moody's  applies  numerical  modifiers 1, 2, and 3 in each  generic  rating classification  from "Aa" through  "Caa." The modifier  "1"  indicates  that the obligation ranks in the higher end of its generic rating category;  the modifier
"2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

     PRIME RATING SYSTEM  (SHORT-TERM  RATINGS - TAXABLE DEBT) These ratings are opinions of the ability of issuers to honor  senior  financial  obligations  and contracts.  Such obligations  generally have an original  maturity not exceeding one year, unless explicitly noted.

     Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

     Prime-2:  Issuer has a strong  ability for  repayment of senior  short-term debt obligations.  Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics,  while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3:   Issuer  has  an  acceptable  ability  for  repayment  of  senior short-term  obligations.  The  effect of  industry  characteristics  and  market compositions may be more pronounced.  Variability in earnings and  profitability may  result in  changes  in the level of debt  protection  measurements  and may require  relatively high financial  leverage.  Adequate  alternate  liquidity is maintained.

     Not Prime: Issuer does not fall within any Prime rating category.

     Standard  &  Poor's  Ratings  Services  ("Standard  &  Poor's"),  a
division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue  credit  ratings  are  based in  varying  degrees,  on the  following considerations:

     o Likelihood of payment-capacity and willingness of the obligor to meet its financial  commitment  on an  obligation  in  accordance  with the  terms of the obligation;

     o Nature of and provisions of the obligation; and

     o Protection  afforded by, and relative  position of, the obligation in the event of  bankruptcy,  reorganization,  or other  arrangement  under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue  ratings  definitions  are expressed in terms of default risk. As such, they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior obligations,  to reflect the lower priority in bankruptcy, as noted above.

     AAA: An obligation rated "AAA" have the highest rating assigned by Standard
&  Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

     AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial  commitment on the obligation is very strong.

     A: An  obligation  rated "A" are somewhat more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than obligations in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation  rated "BBB"  exhibit  adequate  protection  parameters.
However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.

 BB, B, CCC, CC, and C

     An obligation rated `BB', `B', `CCC',  `CC', and `C' are regarded as having significant  speculative  characteristics.  `BB'  indicates  the least degree of speculation and `C' the highest.  While such  obligations  will likely have some quality  and  protective  characteristics,  these  may be  outweighed  by  large uncertainties or major exposures to adverse conditions.

     BB: An obligation  rated "BB" are less  vulnerable to nonpayment than other speculative issues.  However,  they face major ongoing uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

     B:  An  obligation  rated  "B"  are  more  vulnerable  to  nonpayment  than obligations  rated "BB", but the obligor  currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated "CCC" are currently vulnerable to nonpayment,  and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

     C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this  obligation  are  being  continued.  A "C" also  will be  assigned  to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &  Poor's believes that such payments  will be made during such grace  period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     The ratings  from "AA" to "CCC" may be  modified by the  addition of a plus
(+) or  minus  (-)  sign to show  relative  standing  within  the  major  rating categories.

     c: The `c' subscript is used to provide additional information to investors that the bank may terminate its  obligation  to purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

     p: The letter `p' indicates that the rating is  provisional.  A provisional rating  assumes the  successful  completion of the project  financed by the debt being rated and indicates that payment of debt service  requirements  is largely or entirely  dependent upon the  successful,  timely  completion of the project.
This rating,  however,  while addressing credit quality subsequent to completion of the  project,  makes no comment on the  likelihood  of or the risk of default upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

     Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation  confirming investments and cash flows.

     r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that Standard  &  Poor's  believes may  experience  high  volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an `r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

N.R. Not rated.

     Debt  obligations of issuers  outside the United States and its territories are rated on the same basis as domestic  corporate  and  municipal  issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

     Under present  commercial bank regulations issued by the Comptroller of the
Currency,  bonds rated in the top four  categories  (`AAA',  `AA',  `A',  `BBB', commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally  assigned to those obligations  considered short-term  in the  relevant  market.  In the  U.S.,  for  example,  that  means obligations  with an  original  maturity  of no  more  than  365  days-including commercial paper.

     A-1: A short-term  obligation  rated "A-1" is rated in the highest category by  Standard  &  Poor's.  The  obligor's  capacity  to  meet  its  financial
commitment  on  the  obligation  is  strong.   Within  this  category,   certain
obligations  are  designated  with a plus  sign  (+).  This  indicates  that the obligor's  capacity to meet its  financial  commitment on these  obligations  is extremely strong.

     A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial  commitment on the obligation is  satisfactory.  A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic  conditions  or  changing  circumstances  are more  likely to lead to a weakened  capacity  of the  obligor  to meet  its  financial  commitment  on the obligation.

     B: A  short-term  obligation  rated "B" is regarded  as having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term  obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term  obligation rated "D" is in payment default. The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the  applicable  grace period has not  expired,  unless  Standard  &
Poor's  believes that such  payments will be made during such grace period.  The
"D" rating  also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are jeopardized.

     NOTES: A Standard &  Poor's note rating reflects the liquidity  factors and market  access risks unique to notes.  Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.  The following  criteria will be used in making that assessment: o Amortization  schedule-the larger the final maturity relative to other maturities,  the more likely it will be treated as a note; and o Source of payment-the  more  dependent the issue is on the market for its  refinancing, the more likely it will be treated as a note.

     SP-1:  Strong capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

     SP-2:  Satisfactory  capacity  to pay  principal  and  interest,  with some vulnerability  to adverse  financial  and economic  changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

     International  credit ratings assess the capacity to meet foreign  currency or local  currency  commitments.  Both "foreign  currency" and "local  currency"
ratings are internationally  comparable  assessments.  The local currency rating measures  the  probability  of payment  within the  relevant  sovereign  state's currency and  jurisdiction  and therefore,  unlike the foreign  currency rating, does not take account of the possibility of foreign exchange  controls  limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. AA: Very High Credit Quality.  "AA"
ratings  denote a very low  expectation  of credit  risk.  They  indicate a very strong  capacity for timely payment of financial  commitments.  This capacity is not significantly vulnerable to foreseeable events.

     A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit risk.  The capacity for timely  payment of financial  commitments  is considered strong.  This  capacity  may,  nevertheless,  be more  vulnerable  to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default.  The ratings of  obligations  in this category are
based  on  their  prospects  for  achieving   partial  or  full  recovery  in  a
reorganization or liquidation of the obligor. While expected recovery values are highly  speculative  and cannot be estimated with any  precision,  the following serve as general  guidelines.  "DDD"  obligations have the highest potential for recovery,  around  90%-100% of outstanding  amounts and accrued  interest.  "DD"
indicates  potential  recoveries  in the range of  50%-90%,  and "D" the  lowest recovery potential, i.e., below 50%.

     Entities  rated in this  category  have  defaulted  on some or all of their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     Plus (+) and minus (-) signs may be appended  to a rating  symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA"  category or to  categories  below  "CCC," nor to  short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

     The following  ratings scale applies to foreign currency and local currency ratings.  A short-term rating has a time horizon of less than 12 months for most obligations,  or up to three years for U.S. public finance securities,  and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1:  Highest  credit  quality.  Strongest  capacity  for timely  payment of financial commitments.  May have an added "+" to denote any exceptionally strong credit feature.

     F2: Good credit  quality.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

     F3:  Fair  credit  quality.   Capacity  for  timely  payment  of  financial
commitments is adequate.  However,  near-term  adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Denotes actual or imminent payment default.

                               Appendix B

                          Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                                 Insurance
Auto Components                          Internet & Catalog Retail
Automobiles                              Internet Software & Services
Beverages                                IT Services
Biotechnology                            Leisure Equipment & Products
Building Products                        Machinery
Chemicals                                Marine
Consumer Finance                         Media
Commercial Banks                         Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment                 Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials                   Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                             Pharmaceuticals
Diversified Financial Services           Real Estate
Diversified Telecommunication            Road & Rail
Services
Electric Utilities                       Semiconductors and Semiconductor
                                                   Equipment
Electrical Equipment                     Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                            Tobacco
Gas Utilities                            Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                         Appendix C

               OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(2) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(3)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

     1) plans  created  or  qualified  under  Sections  401(a)  or 401(k) of the
Internal Revenue Code,

     2) non-qualified deferred compensation plans,

     3) employee benefit plans(4)

     4) Group Retirement Plans(5)

     5) 403(b)(7) custodial plan accounts

     6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs,
Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

     I.  Applicability  of Class A Contingent  Deferred Sales Charges in Certain
         Cases

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(6)  This waiver provision applies to:

     Purchases of Class A shares aggregating $1 million or more.

     Purchases  of Class A shares by a  Retirement  Plan that was  permitted  to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

     Purchases by an  OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor for those purchases.

     Purchases  of Class A  shares  by  Retirement  Plans  that  have any of the following record-keeping arrangements:

     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement
Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)  mutual  funds,  other than  those  advised  or managed by Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

             II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

      The Manager or its affiliates.

     Present or former  officers,  directors,  trustees and employees (and their
"immediate  families")  of  the  Fund,  the  Manager  and  its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     Registered  management  investment  companies,   or  separate  accounts  of
insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     Dealers or brokers that have a sales  agreement  with the  Distributor,  if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     Employees and registered  representatives (and their spouses) of dealers or brokers  described above or financial  institutions that have entered into sales arrangements  with such dealers or brokers (and which are  identified as such to the  Distributor)  or with the  Distributor.  The purchaser  must certify to the
Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the  Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products  made  available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or adviser for the purchase or sale of Fund shares.

     Investment  advisers  and  financial  planners  who  have  entered  into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     "Rabbi trusts" that buy shares for their own accounts, if the purchases are made  through a broker or agent or other  financial  intermediary  that has made special arrangements with the Distributor for those purchases.

     Clients of  investment  advisers or financial  planners  (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  adviser or financial  planner on the books and  records of the broker,  agent or  financial intermediary  with which the  Distributor  has made such special  arrangements .
Each of these  investors may be charged a fee by the broker,  agent or financial intermediary for purchasing shares.

     Directors,  trustees,  officers or full-time employees of OpCap Advisors or its affiliates,  their relatives or any trust, pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the  Distributor  must be advised of this  arrangement) and persons who are directors or trustees of the company or trust which is the beneficial  owner of such accounts.

     A unit investment trust that has entered into an appropriate agreement with the Distributor.

     Dealers,  brokers,  banks,  or  registered  investment  advisers  that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

     Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections
401(a),  401(k),  403(b) or 457 of the Internal  Revenue Code),  in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     A TRAC-2000  401(k) plan (sponsored by the former Quest for Value Advisors)
whose Class B or Class C shares of a Former Quest for Value Fund were  exchanged for Class A shares of that Fund due to the  termination of the Class B and Class
C TRAC-2000 program on November 24, 1995.

     A qualified Retirement Plan that had agreed with the former Quest for Value
Advisors  to purchase  shares of any of the Former  Quest for Value Funds at net asset  value,  with such shares to be held  through  DCXchange,  a  sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     Effective October 1, 2005,  taxable accounts  established with the proceeds of Required Minimum Distributions from Retirement Plans.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain
Transactions.

     1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):  Shares issued in plans of  reorganization,  such as mergers,  asset acquisitions and exchange offers, to which the Fund is a party. Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other  Oppenheimer  funds or unit  investment  trusts for which  reinvestment arrangements have been made with the Distributor.

     Shares purchased by certain  Retirement Plans that are part of a retirement plan or  platform  offered  by  banks,  broker-dealers,  financial  advisers  or insurance companies, or serviced by recordkeepers.

     Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.  Shares purchased in amounts of less than $5.

     2. Class A shares issued and purchased in the  following  transactions  are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):  Retirement  Plans that have $5 million or more in plan  assets.
Retirement  Plans  with a single  plan  sponsor  that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     To make Automatic  Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

     Involuntary  redemptions  of  shares  by  operation  of law or  involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

     For distributions  from Retirement Plans,  deferred  compensation  plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established.

     2) To return excess contributions.

     3) To return contributions made due to a mistake of fact.

     4) Hardship withdrawals, as defined in the plan.(7)

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.

     9) Separation from service.(8)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

     For  distributions  from retirement  plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.

     For distributions from retirement plans which are part of a retirement plan
product  or  platform  offered  by  certain  banks,  broker-dealers,   financial
advisers,  insurance  companies  or record  keepers  which have  entered  into a
special  agreement  with  the  Distributor.   At  the  sole  discretion  of  the
Distributor,  the contingent deferred sales charge may be waived for redemptions of shares  requested by the  shareholder  of record within 60 days following the termination by the Distributor of the selling  agreement between the Distributor and the shareholder of record's broker-dealer of record account.

     III.  Waivers of Class B, Class C and Class N Sales Charges of  Oppenheimer
           Funds

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     Shares redeemed  involuntarily,  as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.

     Redemptions  from accounts other than Retirement  Plans following the death or disability of the last surviving  shareholder.  The death or disability  must have occurred  after the account was  established,  and for  disability you must provide  evidence  of a  determination  of  disability  by the  Social  Security
Administration.

     The contingent  deferred  sales charges are generally not waived  following the death or  disability  of a  grantor  or  trustee  for a trust  account.  The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established,  and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).

     Distributions  from  accounts  for which the  broker-dealer  of record  has entered into a special agreement with the Distributor allowing this waiver.

     At the sole discretion of the  Distributor,  the contingent  deferred sales charge may be waived for  redemptions of shares  requested by the shareholder of record  within 60 days  following  the  termination  by the  Distributor  of the selling  agreement  between  the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

     Redemptions  of Class B shares held by  Retirement  Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent  record keeper under a contract with Merrill Lynch.

     Redemptions of Class C shares of  Oppenheimer  U.S.  Government  Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     Redemptions  of Class C shares  of an  Oppenheimer  fund in  amounts  of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     Distributions(9)  from Retirement Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan.(10)

     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.(11)

     9) On account of the participant's separation from service.(12)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal  Plan  after  the  participant  reaches  age 59  1/2,  as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     Redemptions  of  Class B  shares  or  Class C  shares  under  an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     Shares sold to the Manager or its affiliates.

     Shares  sold to  registered  management  investment  companies  or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     Shares issued in plans of reorganization to which the Fund is a party.

     Shares sold to present or former officers, directors, trustees or employees
(and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its  affiliates  and  retirement  plans  established by them for their employees.

     IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
          Oppenheimer  Funds  Who Were  Shareholders  of  Former  Quest
          for  Value  Funds

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment adviser to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.   Oppenheimer Small- & Mid- Cap Value
                                                   Fund
   Oppenheimer Quest Balanced Fund      Oppenheimer Quest International Value
                                                   Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
                                                    Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund   Quest for Value National
                                                       Tax-Exempt Fund
   Quest for Value Global Income Fund            Quest for Value California
                                                       Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:  acquired by such shareholder pursuant to an exchange of shares of an  Oppenheimer  fund that was one of the Former  Quest for Value  Funds,  or purchased by such shareholder by exchange of shares of another  Oppenheimer fund that were  acquired  pursuant to the merger of any of the Former Quest for Value
Funds into that other Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

     Reduced  Class A Initial  Sales Charge  Rates for Certain  Former Quest for
Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations" formed for any purpose other than the purchase of securities. The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from
OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

----------------------------------------------- --------------------------------
For purchases by Associations  having 50 or more eligible  employees or members, there is no  initial  sales  charge on  purchases  of Class A shares,  but those shares are subject to the Class A contingent  deferred sales charge described in the applicable fund's Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  fund's  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

     Waiver of Class A Sales  Charges for Certain  Shareholders.  Class A shares purchased by the  following  investors are not subject to any Class A initial or contingent  deferred sales charges:  o Shareholders who were shareholders of the
AMA Family of Funds on February 28, 1991 and who  acquired  shares of any of the
Former  Quest for Value  Funds by merger  of a  portfolio  of the AMA  Family of
Funds. o Shareholders  who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

     Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.
The Class A contingent  deferred  sales charge will not apply to  redemptions of
Class A shares purchased by the following investors who were shareholders of any
Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

     Waivers for Redemptions of Shares  Purchased Prior to March 6, 1995. In the
following  cases,  the  contingent  deferred  sales  charge  will be waived  for redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been  acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former Quest for Value Fund or into  which  such fund  merged.  Those  shares  must have been purchased  prior to March 6, 1995 in  connection  with: o  withdrawals  under an automatic  withdrawal  plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and o liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required  minimum value of such accounts.

     Waivers for  Redemptions of Shares  Purchased on or After March 6, 1995 but
Prior to November 24, 1995.  In the following  cases,  the  contingent  deferred sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an Oppenheimer  fund. The shares must have been acquired by the merger of a  Former  Quest  for  Value  Fund  into  the  fund  or by  exchange  from an
Oppenheimer  fund  that was a Former  Quest For Value  Fund or into  which  such
Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: o redemptions following the death or disability of the  shareholder(s)  (as evidenced by a determination  of total  disability by the U.S.  Social  Security  Administration);  o withdrawals under an  automatic  withdrawal  plan  (but  only for Class B or Class C shares)
where the  annual  withdrawals  do not exceed  10% of the  initial  value of the account value;  adjusted annually,  and o liquidation of a shareholder's account if the  aggregate net asset value of shares held in the account is less than the required  minimum account value. A  shareholder's  account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any
Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

     V.  Special  Sales  Charge   Arrangements   for   Shareholders  of  Certain
Oppenheimer  Funds  Who  Were  Shareholders  of  Connecticut  Mutual  Investment
Accounts, Inc.

     The initial and contingent deferred sale charge rates and waivers for Class
A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds  (each is  referred to as a "Fund" in this section):  Oppenheimer  U. S.  Government  Trust,  Oppenheimer  Core Bond  Fund,
Oppenheimer Value Fund and Oppenheimer  Disciplined Allocation Fund are modified as described  below for those Fund  shareholders  who were  shareholders  of the following funds (referred to as the "Former  Connecticut Mutual Funds") on March
1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former
Connecticut Mutual Funds:  Connecticut Mutual Liquid Account  Connecticut Mutual
Total Return  Account  Connecticut  Mutual  Government  Securities  Account CMIA
LifeSpan Capital  Appreciation  Account  Connecticut  Mutual Income Account CMIA
LifeSpan  Balanced  Account  Connecticut  Mutual Growth Account CMIA Diversified
Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

     Class A Contingent  Deferred Sales Charge.  Certain  shareholders of a Fund and the other Former  Connecticut  Mutual Funds are entitled to continue to make additional  purchases  of Class A shares  at net asset  value  without a Class A initial  sales  charge,  but subject to the Class A  contingent  deferred  sales charge that was in effect  prior to March 18,  1996 (the "prior  Class A CDSC").
Under the prior Class A CDSC,  if any of those  shares are  redeemed  within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current  market value or the original  purchase  price of the shares  sold,  whichever  is smaller  (in such  redemptions,  any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:

     1) persons  whose  purchases  of Class A shares of a Fund and other  Former
Connecticut  Mutual Funds were $500,000  prior to March 18, 1996, as a result of direct  purchases  or  purchases  pursuant  to the Fund's  policies  on Combined
Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

     2) persons whose intended  purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general  distributor of the Former
Connecticut  Mutual Funds to purchase  shares  valued at $500,000 or more over a
13-month  period  entitled  those persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

     Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were  purchased  at net asset value prior to March 18,  1996,  remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

     Class A Sales Charge  Waivers.  Additional  Class A shares of a Fund may be purchased  without a sales  charge,  by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

     1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including  investments  made  pursuant to the Combined  Purchases,  Statement of
Intention  and  Rights of  Accumulation  features  available  at the time of the initial  purchase and such investment is still held in one or more of the Former
Connecticut Mutual Funds or a Fund into which such Fund merged;

     2) any  participant  in a qualified  plan,  provided that the total initial amount  invested  by the  plan in the  Fund  or any  one or  more of the  Former
Connecticut Mutual Funds totaled $500,000 or more;

     3)  Directors  of the  Fund or any one or  more of the  Former  Connecticut
Mutual Funds and members of their immediate families;

     4)  employee  benefit  plans  sponsored  by  Connecticut  Mutual  Financial
Services,  L.L.C.  ("CMFS"),  the prior  distributor  of the Former  Connecticut
Mutual Funds, and its affiliated companies;

     5) one or more  members of a group of at least 1,000  persons  (and persons who are  retirees  from such group)  engaged in a common  business,  profession, civic or  charitable  endeavor  or other  activity,  and the  spouses  and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and

     6) an  institution  acting as a  fiduciary  on behalf of an  individual  or individuals,  if such institution was directly  compensated by the individual(s)
for  recommending  the  purchase of the shares of the Fund or any one or more of the Former Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

     Purchases  of Class A shares  made  pursuant  to (1) and (2)  above  may be subject to the Class A CDSC of the Former  Connecticut  Mutual  Funds  described above.

     Additionally,  Class A shares  of a Fund may be  purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity  contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

     In  addition  to the  waivers  set  forth  in the  Prospectus  and in  this
Appendix,  above,  the  contingent  deferred  sales  charge  will be waived  for redemptions  of Class A and Class B shares of a Fund and exchanges of Class A or
Class B shares of a Fund into Class A or Class B shares of a Former  Connecticut
Mutual  Fund  provided  that the  Class A or  Class B  shares  of the Fund to be redeemed or  exchanged  were (i)  acquired  prior to March 18, 1996 or (ii) were acquired  by exchange  from an  Oppenheimer  fund that was a Former  Connecticut
Mutual Fund.  Additionally,  the shares of such Former  Connecticut  Mutual Fund must have been purchased prior to March 18, 1996:

     1) by the estate of a deceased shareholder;

     2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;

     3) for retirement distributions (or loans) to participants or beneficiaries from  retirement  plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

     4) as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;

     5) in  whole or in part,  in  connection  with  shares  sold to any  state, county,  or city,  or any  instrumentality,  department,  authority,  or  agency thereof,  that is prohibited by applicable  investment  laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination with another investment  company by virtue of a merger,  acquisition or similar reorganization transaction;

     7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

     8) in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement plan accounts pursuant to an Automatic  Withdrawal
Plan but limited to no more than 12% of the original value annually; or

     9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures set forth in the Fund's Articles of  Incorporation,  or as adopted by the Board of Directors of the Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance America
         Funds, Inc.

     Shareholders  of  Oppenheimer   AMT-Free   Municipals,   Oppenheimer   U.S.
Government  Trust,  Oppenheimer  Strategic  Income Fund and Oppenheimer  Capital
Income Fund who  acquired  (and still hold) shares of those funds as a result of the  reorganization  of  series  of  Advance  America  Funds,  Inc.  into  those
Oppenheimer  funds on October 18, 1991,  and who held shares of Advance  America
Funds,  Inc.  on March 30,  1990,  may  purchase  Class A shares  of those  four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

     VII.  Sales Charge  Waivers on  Purchases of Class M Shares of  Oppenheimer
Convertible Securities Fund

     Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this section)  may sell Class M shares at net asset value  without any initial  sales charge to the classes of investors  listed  below who,  prior to March 11, 1996, owned shares of the Fund's  then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:

     the Manager and its affiliates,

     present or former  officers,  directors,  trustees and employees (and their
"immediate   families"  as  defined  in  the  Fund's   Statement  of  Additional
Information) of the Fund, the Manager and its affiliates,  and retirement  plans established  by them or the  prior  investment  adviser  of the Fund  for  their employees,

     registered   management   investment  companies  or  separate  accounts  of
insurance  companies  that had an  agreement  with the Fund's  prior  investment adviser or distributor for that purpose,

     dealers or brokers that have a sales  agreement  with the  Distributor,  if they purchase  shares for their own accounts or for  retirement  plans for their employees,

     employees and registered  representatives (and their spouses) of dealers or brokers described in the preceding  section or financial  institutions that have entered  into  sales  arrangements  with those  dealers  or  brokers  (and whose identity is made known to the Distributor) or with the Distributor,  but only if the  purchaser  certifies to the  Distributor  at the time of purchase  that the purchaser meets these qualifications,

     dealers,  brokers, or registered  investment advisers that had entered into an  agreement  with  the  Distributor  or the  prior  distributor  of  the  Fund specifically  providing  for the use of Class M shares  of the Fund in  specific investment  products made  available to their clients,  and dealers,  brokers or registered  investment  advisers  that had entered  into an  agreement  with the
Distributor or prior  distributor of the Fund's shares to sell shares to defined contribution  employee  retirement  plans  for  which  the  dealer,  broker,  or investment adviser provides administrative services.

     (1) In accordance  with Rule 12b-1 of the Investment  Company Act, the term
"Independent  Directors" in this Statement of Additional  Information  refers to those Directors who are not "interested persons" of the Fund and who do not have any direct or indirect  financial  interest in the operation of the distribution plan or any agreement under the plan.

     (2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.

     (3)  In  the  case  of   Oppenheimer   Senior   Floating   Rate   Fund,   a
continuously-offered  closed-end fund,  references to contingent  deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions"
mean "repurchases" of shares.

     (4) An "employee  benefit plan" means any plan or  arrangement,  whether or not it is  "qualified"  under the  Internal  Revenue  Code,  under which Class N shares of an  Oppenheimer  fund or funds are  purchased  by a fiduciary or other administrator  for the account of  participants  who are  employees  of a single employer or of affiliated  employers.  These may include,  for example,  medical savings  accounts,  payroll  deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator  purchasing the shares for the benefit of participants in the plan.

     (5) The term "Group  Retirement  Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole  proprietorship,  members and  employees of a  partnership  or  association  or other  organized  group of persons (the members of which may include other  groups),  if the group has made special  arrangements  with  the  Distributor  and  all  members  of  the  group participating  in (or who are  eligible  to  participate  in) the plan  purchase shares  of an  Oppenheimer  fund or funds  through a single  investment  dealer, broker or other  financial  institution  designated  by the  group.  Such  plans include 457 plans, SEP-IRAs,  SARSEPs,  SIMPLE plans and 403(b) plans other than plans for  public  school  employees.  The term  "Group  Retirement  Plan"  also includes  qualified  retirement plans and  non-qualified  deferred  compensation plans and IRAs that purchase  shares of an  Oppenheimer  fund or funds through a single investment  dealer,  broker or other financial  institution that has made special arrangements with the Distributor.

     (6)  However,  that  concession  will not be paid on purchases of shares in amounts  of $1  million  or more  (including  any  right of  accumulation)  by a
Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the Plan for more than one year.

     (7) This provision does not apply to IRAs.

     (8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial  plans  after your  separation  from  service in or after the year you reached age 55.

     (9) The  distribution  must be requested  prior to Plan  termination or the elimination of the Oppenheimer funds as an investment option under the Plan.

     (10) This provision does not apply to IRAs.

     (11) This provision does not apply to loans from 403(b)(7)  custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.

     (12) This  provision  does not apply to  403(b)(7)  custodial  plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Quest Capital Value Fund, Inc.

Internet Website
      www.oppenheimerfunds.com

Investment Adviser

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Sub-Adviser

      Oppenheimer Capital LLC
      1345 Avenue of the Americas, 49th Floor
      New York, New York 10105-4800

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

(OppenheimerFunds logo)

PX835.001.0207

                  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. Exhibits

(a)   (i) Articles of Amendment and Restatement of the Fund dated 3/3/97:
Previously filed with Registrant's Pre-Effective Amendment No. 2, 2/21/97, and incorporated herein by reference.

      (ii) Articles Supplementary dated 2/5/01 to Articles of Amendment and
Restatement of the Fund: Previously filed with Registrant's Post-Effective
Amendment No. 7, 2/08/01 and incorporated herein by reference.

(b)   Amended and Restated By-Laws dated 10/3/05: Previously filed with
Registrant's Pre-Effective Amendment No. 13, 2/28/06, and incorporated herein by reference.

(c)   (i) Specimen Class A Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 9, 12/23/02, and incorporated herein by reference.

      (ii) Specimen Class B Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 9, 12/23/02, and incorporated herein by reference.

      (iii) Specimen Class C Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 9, 12/23/02, and incorporated herein by reference.

      (iv) Specimen Class N Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 9, 12/23/02, and incorporated herein by reference.

(d)   (i) Amended and Restated Investment Advisory Agreement dated 1/1/05:
Previously filed with Registrant's Post-Effective Amendment No. 12, 2/24/05, and incorporated herein by reference.

      (ii) Amended and Restated Subadvisory Agreement dated 1/1/05:
Previously filed with Registrant's Pre-Effective Amendment No. 13, 2/28/06, and incorporated herein by reference.

(e)   (i) General Distributor's Agreement dated 2/28/97: Previously filed with Registrant's Post-Effective Amendment No. 1, 11/25/97, and incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.
      (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

      (v)     Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f)   (i) Form of Compensation Deferral Agreement for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
(10/27/98), and incorporated herein by reference.

      (ii) Amended and Restated Retirement Plan for Non-Interested Trustees
or Directors dated 12/12/00: Previously filed with Registrant's
Post-Effective Amendment No. 49 to the Registration Statement of Oppenheimer
Quest For Value Funds (Reg. No. 33-15489), 2/09/01, and incorporated herein by reference.

(g)   (i)   Global Custodial Services Agreement dated July 15, 2003, as amended September 13, 2006, between Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment No. 27 to the Registration Statement of
Oppenheimer California Municipal Fund (Reg. No. 33-23566), 9/26/06, and
incorporated herein by reference.

      (ii) Amended and Restated Foreign Custody Manager Agreement dated May
31, 2001, as amended July 15, 2003: Previously filed with the Pre-Effective
Amendment No. 1 to the Registration Statement of Oppenheimer International
Large-Cap Core Trust (Reg. No. 333-106014), (8/5/03), and incorporated herein by reference.

(h)   Not applicable.

(i)   (a) Opinion and Consent of Counsel dated 2/13/87: Previously filed as
Exhibit 10 to Registrant's Pre-Effective Amendment No. 1, 11/25/97, and
incorporated herein by reference.

      (b) Opinion and Consent of Counsel dated 2/21/97: Previously filed with
Registrant's Pre-Effective Amendment No. 2, 2/21/97, and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   (i) Investment Letter dated 2/28/97 from OppenheimerFunds, Inc. to
Registrant: Previously filed with Registrant's Pre-Effective Amendment No. 2,
2/21/97, and incorporated herein by reference.

      (ii) Investment Letter dated 12/4/86 from Quest for Value Advisors,
Inc.: Previously filed with Registrant's Post-Effective Amendment No. 1,
11/25/97, and incorporated herein by reference.

(m)   (i) Amended and Restated Distribution and Service Plan and Agreement
for Class A shares dated 10/3/05: Previously filed with Registrant's
Pre-Effective Amendment No. 13, 2/28/06, and incorporated herein by reference.

      (ii) Amended and Restated Distribution and Service Plan and Agreement
for Class B shares dated 10/3/05: Filed Previously filed with Registrant's
Pre-Effective Amendment No. 13, 2/28/06, and incorporated herein by reference.

      (iii) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares dated 10/3/05: Filed Previously filed with Registrant's
Pre-Effective Amendment No. 13, 2/28/06, and incorporated herein by reference.

      (iv) Amended and Restated Distribution and Service Plan and Agreement
for Class N shares dated 10/3/05: Previously filed with Registrant's
Pre-Effective Amendment No. 13, 2/28/06, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05: Previously filed with Post-Effective Amendment No. 5 to the
Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No.
333-40186), (9/27/05), and incorporated herein by reference.

(o)   (i) Powers of Attorney for all Trustees/Directors and Principal
Officers: Previously filed with Post-Effective Amendment No. 29 to the
Registration Statement of Oppenheimer Convertible Securities Fund (Reg. No.
33-3076), (4/28/05), and incorporated herein by reference.

        (ii)        Power of Attorney for David K. Downes dated January 17,
2006:  Previously filed with Post-Effective Amendment No. 54 to the
Registration Statement of Oppenheimer Quest Value Fund, Inc. (Reg. No.
2-65223), 2/27/06, and incorporated herein by reference.

(p)   (i) Amended and Restated Code of Ethics of the Oppenheimer Funds dated
March 31, 2006 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with Post-Effective Amendment No. 13 to the Registration
Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533), (4/7/06), and
incorporated herein by reference.

      (ii) Code of Ethics dated July 1, 2003 for Allianz Dresdner Asset
Management of America L.P., the parent company of Oppenheimer Capital LLC
(the "Sub-Advisor"): Previously filed with Registrant's Post-Effective
Amendment No. 10, 12/23/03, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

      (i) The directors and executive officers of Oppenheimer Capital LLC, their positions and their other business affiliations and business experience for the past two years are listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl Algermissen,           None.
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik Anderson,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Row  Price  Group  (September  2000 - January
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Baldwin,            President  and  Director of  Shareholder  Financial
Executive Vice President    Services,   Inc.  and  Shareholder  Services,  Inc.
                            Formerly  Managing Director at Deutsche Bank (March
                            2001 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joanne Bardell,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Baylin,                Formerly  Portfolio  Manager at J.P.  Morgan  (June
Vice President              2002-August 2005.)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lalit K. Behal              Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John R. Blomfield,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,          None.
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori E. Bostrom,            None.
Vice President & Senior
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Garrett C. Broadrup         Formerly  an  Associate  at  Davis  Polk &  Wardell
Assistant Vice President &  (October 2002 - October 2006)
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joan Brunelle,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,       Formerly  Senior Vice  President at Brown  Brothers
Vice President              Harriman (November 2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       Formerly   Fund   Accounting   Manager  at  Madison
Assistant Vice President    Capital  Management  Company  (July  2005 - October
                            2005 and Fund  Accounting  Officer  at  Butterfield
                            Fund  Services  (Bermuda)  Limited (a wholly  owned
                            subsidiary  of the Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dale William Campbell       Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Closs                Formerly (until January 2007)  Development  Manager
Assistant Vice President    at OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,    None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Corbett,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             Formerly   Fixed   Income   Director   at  National
Vice President              Railroad  Retirement  Investment  Trust (May 2003 -
                            May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kendra Delisa               Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppeneheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gavin Dobson,               Formerly  President at Britannic  Asset  Management
Vice President              International (September 2001 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          Formerly  Associate at Dechert LLP (September  2000
Vice President & Assistant  - December 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech  University  (July 2005 -  December  2005) and
                            Assistant   Professor   of  Finance   at   Southern
                            Methodist University (January 1999 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Farkas,             Formerly  Associate at Epstein Becker & Green, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             Formerly  Attorney in Private  Practice (April 2000
Vice President & Associate  - November 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Frengillo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dan Gagliardo,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Gapay               Formerly  (until January 2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Subrata Ghose,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None.
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leyla Greengard,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Haley,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert W. Hawkins,          Formerly an  Associate at Shearman and Sterling LLP
Vice President & Assistant  (July 2004 - August 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Heathwood,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hermann,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Vice President              International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             Formerly Vice  President,  Compensation  Manager at
Assistant Vice President    The Bank of New York (November 1996-November 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan,               Formerly  Vice  President  and  Senior   Compliance
Assistant Vice President &  Officer,   Guardian  Trust  Company,   FSB  at  The
Marketing Compliance        Guardian Life  Insurance  Company of America (since
Manager                     February 1998 - November 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Audrey Kiszla               Formerly Vice  President at First Horizon  Merchant
Vice President              Services  (December  2005- May 2006);  Director  at
                            Janus (January 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Klassen                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.  Formerly  Executive  Vice
                            President-Head  of  Fidelity   Tax-Exempt  Services
                            Business    at   Fidelity    Investments    (August
                            1996-January 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Lawrence,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Lee,                  Formerly  Vice  President  at Delaware  Investments
Vice President              (October 2000 - February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Vice President              Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Misha Lozovik,              None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven Lucaccini,           Formerly  Director  and High  Yield  Analyst at UBS
Assistant Vice President    Global  Asset  Management  (November  2001 -  April
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark H. Madden,             None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis       Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William T. Mazzafro,        Formerly  self-employed as a consultant  securities
Assistant Vice President    (January 2004 - December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McKenna,              Formerly  Leadership   Development   Supervisor  at
Assistant Vice President    JetBlue Airways (July 2003 - October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              Formerly  Director of  Application  Development  at
Vice President              AMVESCAP (September 1999 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William McNamara            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jan Miller,                 None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heather Minks               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sarah Morrison              Formerly Manager at  OppenheimerFunds,  Inc. (April
Assistant Vice President    2005-January 2007).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Mulcahy,               None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, President, Chief  Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            Centennial    Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Nadler,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. O'Connell,         None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    Formerly  Director  of SEC  Reporting  at  Teletech
Assistant Vice President    Holdings (July 2004 - April 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John O'Hare,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,              None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anthony Parish,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sanjeev Phansalkar,         Formerly   Consultant  at  The  Solomon-Page  Group
Assistant Vice President    (October 2004 - September 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Phillips,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          Formerly  Assistant  Vice  President  at ING (April
Assistant Vice President    2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Poiesz,               None
Senior Vice President,
Head of Growth Equity
Investments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Semyon Polyak,              Formerly Vice  President and  Co-Portfolio  Manager
Vice President              at Pioneer Investments (June 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jane C. Putnam,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Quarles,               None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President :
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006);  Vice President at Loomis Sayles & Co. (July
                            1997 - April 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               Formerly a Proprietary  Trader at J.P. Morgan Chase
Assistant Vice President    & Co. (May 2004-May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adrienne Ruffle,            None.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Schneider           Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kamal Shah,                 Formerly  Senior Vice  President  Chief  Technology
Vice President              Officer at Tremont Capital  Management  (March 1998
                            - July 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nava Sharma,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Siomades,            Formerly Vice  President,  Portfolio  Management at
Vice President              Curian  Capital  LLC  (December  2002  -  September
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Stein                 Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin Stewart            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Tartaglia,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyat,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nancy Vann,                 None.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Weiner,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca Wekesser            Formerly  Manager at  OppenheimerFunds,  Inc. (July
Assistant Vice President    1998-January 2007).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Diederick Werdmolder,       Director  of  OppenheimerFunds  International  Ltd.
Senior Vice President       and   OppenheimerFunds   plc  and  OppenheimerFunds
                            International   Distributor  Limited;  Senior  Vice
                            President  (Managing  Director of the International
                            Division) of OFI  Institutional  Asset  Management,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William L. Wilby,           None
Senior Vice President &
Senior Investment Officer,
Director of Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Troy Willis,                None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      Philip Witkower,      Senior   Vice    President   of    OppenheimerFunds
      Senior Vice President Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      Brian W. Wixted,      Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meredith Wolf               None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
Executive Vice President,   HarbourView  Asset  Management  Corporation and OFI
Chief Investment Officer &  Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoff Youell,               Formerly   Principal   Consultant   at  XAware  Inc
Assistant Vice President    (January 2004 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack              General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private  Investments  Inc.  and OFI Trust  Company;
                            Director     and     Assistant     Secretary     of
                            OppenheimerFunds      International     Ltd     and
                            OppenheimerFunds  plc;  Vice  President,  Secretary
                            and  General  Counsel  of  Oppenheimer  Acquisition
                            Corp.;   Director   of   Oppenheimer   Real   Asset
                            Management,      Inc.     and      OppenheimerFunds
                            International  Distributor Limited;  Vice President
                            of OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald Zibelli,             Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management,
Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. and
Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Central
Tower, 28 Queen's Road, Suite 1601, Central, Hong Kong.

---------------------------------------------------------------------------------
Name and Current Position with  Other Business and Connections During the Past
Oppenheimer Capital LLC         Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malcolm Bishopp,                Managing Director, PIMCO Advisors Retail
Managing Director               Holdings LLC.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark F. Degenhart,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colin J. Glinsman,              Chief Investment Officer of Oppenheimer Capital
Managing Director               LLC.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis P. Goldstein,             None
Managing Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew J. Greenwald,           None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin D. Gutstein,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce Koepfgen,                 Chief Executive Officer of Oppenheimer Capital
Managing Director               LLC.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Francis A. LeCates, Jr.,        None
Managing Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John G. Lindenthal,             None
Managing Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. Maney,                  None
Chief Financial Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elisa A. Mazen,                 None
Managing Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William P. McDaniel,            None
Managing Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vinh T. Nguyen,                 None
Vice President & Controller
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anne-Marie L. Pitale,           None
Vice President & Director of
Compliance
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Francis C. Poli,                None
Executive Vice President,
Chief Legal Officer & Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian S. Shlissel,              Senior Vice President of PIMCO Advisors Fund
Senior Vice President &         Management LLC.
Treasurer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stewart A. Smith,               None
Vice President & Assistant
Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Treadway,            Chief Executive Officer of PIMCO Advisors Fund
Managing Director               Management LLC.
---------------------------------------------------------------------------------

The address of Oppenheimer Capital LLC is 1345 Avenue of the Americas, 49th
Floor, New York, New York 10105-4800.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Abbhul(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rick Bettridge                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert J. Bishop(1)              Treasurer                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Blinzler(1)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President           None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President           None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan C. Drier                    Vice President           None
2240 Breton Road SE
Grand Rapids, MI 49525
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cliff H. Dunteman                Vice President           None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Hillary Eigen(2)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Deanna Farrugia(1)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Fereday                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradley Finkle(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Fuermann                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James E. Gunther                 Vice President           None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elyse R. Jurman Herman           Vice President           None
5486 NW 42 Avenue
Boca Raton, FL 33496
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Keith Hylind                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nivan Jaleeli                    Vice President           None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina J. Keller(2)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Klassen(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Knott(1)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul R. LeMire                   Assistant Vice President None
7 Cormorant Drive
Middletown, NJ 07748
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Lyman                      Vice President           None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Theresa-Marie Maynier            Vice President           None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John C. McDonough                Vice President           None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Melehan                   Vice President           None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John V. Murphy(2)                Director                 President & Director
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford              Vice President           None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Park(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)        Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dusting Raring                   Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nicole Robbins(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                     Vice President           None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Rosenson              Vice President           None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Rutig                    Vice President           None
199 North Street
Ridgefield, CT 06877
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William R. Rylander              Vice President           None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                     Vice President           None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Schmitt(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles F. Scully                Vice President           None
125 Cypress View Way
Apex, NC 27502
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Sheluck(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                  Vice President           None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William K. Tai                   Vice President           None
12701 Prairie Drive
Urbandale, IA 50323
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Barrie L. Tiedemann              Vice President           None
1774 Sheridan Drive
Ann Arbor, MI 48104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and       Vice President and
                                 Chief Compliance Officer Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
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Vincent Vermete(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cynthia Walloga(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Philip Witkower(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Secretary
                                 Director
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Walter Zinych                    Vice President           None
630 North Franklin St., Apt. 718
Chicago, IL 60610
----------------------------------------------------------------------------------
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Steven Zito(1)                   Vice President           None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of February, 2007.

                        Oppenheimer Quest Capital Value Fund, Inc.

                     By:      /s/ John V. Murphy*
                                  John V. Murphy, President,
                                  Principal Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ Thomas W. Courtney*       Chairman of the              February 26, 2007
Thomas W. Courtney            Board of Directors

/s/ John V. Murphy*           President, Principal          February 26, 2007
John V. Murphy                Executive Officer
                              and Director

/s/ Brian W. Wixted*          Treasurer, Principal          February 26, 2007
Brian W. Wixted               Financial & Accounting
                              Officer

/s/ David K. Downes*          Director                      February 26, 2007
David K. Downes

/s/ Robert G. Galli*          Director                      February 26, 2007
Robert G. Galli

/s/ Lacy B. Herrmann*         Director                      February 26, 2007
Lacy B. Herrmann

/s/ Brian F. Wruble*          Director                      February 26, 2007
Brian F. Wruble

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                  Oppenheimer Quest Capital Value Fund, Inc.

                       Post-Effective Amendment No. 14

                     Registration Statement No. 333-16881

                                EXHIBIT INDEX

Exhibit No.       Description

23(j)          Consent of Independent Registered Public Accounting Firm